UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders

Delaware VIP® Trust

Delaware VIP Diversified Income Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$977.80	0.65%	$3.19
Service Class	1,000.00	976.10	0.92%	4.51
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.57	0.65%	$3.26
Service Class	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	9.31%
Agency Commercial Mortgage-Backed Securities	1.02%
Agency Mortgage-Backed Securities	6.13%
Collateralized Debt Obligations	4.94%
Convertible Bonds	3.11%
Corporate Bonds	37.50%
Automotive	0.04%
Banking	8.34%
Basic Industry	3.74%
Brokerage	0.54%
Capital Goods	1.35%
Communications	4.09%
Consumer Cyclical	1.55%
Consumer Non-Cyclical	2.19%
Electric	3.55%
Energy	5.10%
Finance Companies	1.25%
Healthcare	0.51%
Insurance	1.28%
Media	0.78%
Real Estate Investment Trusts	0.85%
Services	0.28%
Technology	1.22%
Transportation	0.61%
Utilities	0.23%
Loan Agreements	9.53%
Municipal Bonds	0.14%
Non-Agency Asset-Backed Securities	1.76%
Non-Agency Collateralized Mortgage Obligations	1.88%
Non-Agency Commercial Mortgage-Backed Securities	5.98%
Regional Bonds	0.54%
Sovereign Bonds	2.89%
Supranational Banks	1.52%

Security type / sector	Percentage of net assets
US Treasury Obligations	8.45%
Common Stock	0.00%
Convertible Preferred Stock	0.88%
Preferred Stock	0.15%
Short-Term Investments	5.25%
Total Value of Securities	100.99%
Liabilities Net of Receivables and Other Assets	(0.99%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.715% 9/26/33 •	177,413	$189,058
Fannie Mae REMIC Trust Series 2002-W11 AV1 2.431% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 •	794	778
Total Agency Asset-Backed Securities (cost $177,430)		189,836

Agency Collateralized Mortgage Obligations – 9.31%
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M2 4.941% (LIBOR01M + 2.85%) 11/25/29 •	5,050,000	5,256,420
Series 2018-C01 1M2 4.341% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,690,000	1,700,718
Series 2018-C02 2M2 4.291% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,530,000	1,524,428
Series 2018-C03 1M2 4.241% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	1,330,000	1,321,801
Fannie Mae Grantor Trust Series 1999-T2 A1 7.50% 1/19/39 •	330	356
Series 2002-T4 A3 7.50% 12/25/41	6,540	7,198
Series 2004-T1 1A2 6.50% 1/25/44	5,803	6,456
Fannie Mae Interest Strip Series 418 C12 3.00% 8/25/33 S	5,642,847	739,855
Series 419 C3 3.00% 11/25/43 S	955,114	190,498
Fannie Mae REMIC Trust Series 2002-W6 2A1 7.00% 6/25/42 •	14,271	15,356
Series 2004-W11 1A2 6.50% 5/25/44	24,782	27,467
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	19,592	21,573
Series 2001-50 BA 7.00% 10/25/41	30,679	33,952
Series 2002-90 A1 6.50% 6/25/42	5,757	6,454
Series 2002-90 A2 6.50% 11/25/42	16,691	18,510
Series 2003-38 MP 5.50% 5/25/23	189,664	198,522
Series 2005-70 PA 5.50% 8/25/35	115,964	126,749
Series 2005-110 MB 5.50% 9/25/35	28,695	29,388
Series 2008-15 SB 4.509% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S•	251,898	41,265
Series 2009-11 MP 7.00% 3/25/49	36,535	41,062
Series 2009-94 AC 5.00% 11/25/39	501,996	538,985
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,741,218
Series 2010-43 HJ 5.50% 5/25/40	184,150	200,944
Series 2010-96 DC 4.00% 9/25/25	1,114,077	1,178,027

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2010-116 Z 4.00% 10/25/40	32,489	$33,546
Series 2011-101 EI 3.50% 10/25/26 S	2,077,144	198,140
Series 2011-134 PA 4.00% 9/25/40	99,401	100,731
Series 2012-98 DI 3.50% 9/25/27 S	3,092,259	319,857
Series 2012-98 IY 3.00% 9/25/27 S	1,435,485	131,073
Series 2012-98 KI 3.50% 7/25/27 S	5,927,816	574,482
Series 2012-98 MI 3.00% 8/25/31 S	2,588,747	291,782
Series 2012-99 AI 3.50% 5/25/39 S	1,013,062	105,438
Series 2012-115 MI 3.50% 3/25/42 S	582,486	72,011
Series 2012-120 WI 3.00% 11/25/27 S	2,431,835	235,030
Series 2012-122 SD 4.009% (6.10% minus LIBOR01M, Cap 6.10%) 11/25/42 S•	2,961,586	530,724
Series 2012-125 MI 3.50% 11/25/42 S	52,172	11,436
Series 2012-128 IC 3.00% 11/25/32 S	4,880,411	639,488
Series 2012-132 AI 3.00% 12/25/27 S	3,416,996	312,127
Series 2012-137 AI 3.00% 12/25/27 S	1,167,584	105,918
Series 2012-139 NS 4.609% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S•	5,734,866	1,280,621
Series 2012-144 EI 3.00% 1/25/28 S	1,594,613	139,178
Series 2012-144 PI 3.50% 6/25/42 S	937,234	125,905
Series 2012-146 IO 3.50% 1/25/43 S	4,287,309	866,572
Series 2012-149 IC 3.50% 1/25/28 S	3,127,074	331,373
Series 2013-1 YI 3.00% 2/25/33 S	3,915,728	524,746
Series 2013-6 ZJ 3.00% 2/25/43	58,338	52,265
Series 2013-7 EI 3.00% 10/25/40 S	1,562,433	211,417
Series 2013-20 IH 3.00% 3/25/33 S	87,233	12,415
Series 2013-23 IL 3.00% 3/25/33 S	73,617	10,355
Series 2013-26 ID 3.00% 4/25/33 S	1,953,142	277,973
Series 2013-28 YB 3.00% 4/25/43	52,000	48,605
Series 2013-31 MI 3.00% 4/25/33 S	647,929	92,780
Series 2013-31 NT 3.00% 4/25/43	47,188	46,223
Series 2013-35 IB 3.00% 4/25/33 S	2,822,993	372,290
Series 2013-35 IG 3.00% 4/25/28 S	2,075,352	189,692
Series 2013-38 AI 3.00% 4/25/33 S	1,897,106	252,187
Series 2013-41 HI 3.00% 2/25/33 S	3,237,592	358,777
Series 2013-43 IX 4.00% 5/25/43 S	8,402,207	2,057,510
Series 2013-44 DI 3.00% 5/25/33 S	5,753,182	823,998
Series 2013-44 Z 3.00% 5/25/43	70,486	64,293
Series 2013-45 PI 3.00% 5/25/33 S	330,240	46,993
Series 2013-55 AI 3.00% 6/25/33 S	3,371,003	486,102
Series 2013-59 PY 2.50% 6/25/43	290,000	256,515
Series 2013-62 PY 2.50% 6/25/43	23,000	20,088
Series 2013-69 IJ 3.00% 7/25/33 S	741,290	104,558
Series 2013-92 SA 3.859% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S•	4,827,786	900,322

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2013-101 HS 4.409% (6.50% minus LIBOR01M, Cap 6.50%) 10/25/43 S•	1,541,686	$349,000
Series 2013-103 SK 3.829% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S•	4,129,719	775,966
Series 2014-36 ZE 3.00% 6/25/44	1,798,063	1,629,965
Series 2014-68 BS 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S•	2,717,241	511,900
Series 2014-72 KZ 3.00% 11/25/44	21,206	18,788
Series 2014-77 AI 3.00% 10/25/40 S	53,596	6,187
Series 2014-90 SA 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S•	15,110,467	2,759,576
Series 2015-27 SA 4.359% (6.45% minus LIBOR01M, Cap 6.45%) 5/25/45 S•	1,037,385	205,640
Series 2015-40 GZ 3.50% 5/25/45	1,094,846	1,063,354
Series 2015-43 PZ 3.50% 6/25/45	1,091,504	1,057,520
Series 2015-44 AI 3.50% 1/25/34 S	62,852	9,989
Series 2015-44 Z 3.00% 9/25/43	3,542,275	3,362,527
Series 2015-45 AI 3.00% 1/25/33 S	66,551	7,578
Series 2015-56 MI 3.50% 10/25/41 S	1,127,316	177,102
Series 2015-57 LI 3.50% 8/25/35 S	4,178,109	670,335
Series 2015-59 CI 3.50% 8/25/30 S	1,605,546	155,624
Series 2015-89 AZ 3.50% 12/25/45	351,330	343,231
Series 2015-90 AZ 3.00% 6/25/41	34,575	31,457
Series 2015-95 SH 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S•	2,628,240	473,737
Series 2016-6 AI 3.50% 4/25/34 S	2,471,207	313,296
Series 2016-23 AI 3.50% 2/25/41 S	1,054,356	128,706
Series 2016-30 CI 3.00% 5/25/36 S	1,867,971	263,371
Series 2016-33 DI 3.50% 6/25/36 S	4,748,928	713,296
Series 2016-36 SB 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S•	1,646,614	217,930
Series 2016-40 IO 3.50% 7/25/36 S	663,626	110,057
Series 2016-40 ZC 3.00% 7/25/46	864,270	785,574
Series 2016-50 IB 3.00% 2/25/46 S	286,329	44,568
Series 2016-51 LI 3.00% 8/25/46 S	6,364,718	1,011,578
Series 2016-55 SK 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 8/25/46 S•	2,176,583	424,644
Series 2016-60 LI 3.00% 9/25/46 S	2,933,011	451,910
Series 2016-62 IC 3.00% 3/25/43 S	8,602,493	1,009,180

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2016-62 SA 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S•	4,379,068	$884,095
Series 2016-64 CI 3.50% 7/25/43 S	2,403,088	329,859
Series 2016-71 PI 3.00% 10/25/46 S	1,644,673	250,597
Series 2016-74 GS 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S•	3,262,460	719,956
Series 2016-79 JS 3.959% (6.05% minus LIBOR01M, Cap 6.05%) 11/25/46 S•	6,252,102	1,288,668
Series 2016-85 SA 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/46 S•	5,036,100	1,033,086
Series 2016-95 IO 3.00% 12/25/46 S	87,498	15,959
Series 2016-99 DI 3.50% 1/25/46 S	1,375,212	257,655
Series 2016-105 SA 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S•	3,161,819	610,777
Series 2017-1 EI 3.50% 9/25/35 S	1,074,784	174,970
Series 2017-4 AI 3.50% 5/25/41 S	2,510,361	307,244
Series 2017-4 BI 3.50% 5/25/41 S	1,466,428	229,790
Series 2017-6 NI 3.50% 3/25/46 S	291,705	54,320
Series 2017-8 BZ 3.00% 2/25/47	2,608,402	2,306,794
Series 2017-8 SG 3.909% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S•	4,170,535	806,216
Series 2017-11 EI 3.00% 3/25/42 S	4,130,471	616,422
Series 2017-12 JI 3.50% 5/25/40 S	1,254,170	184,490
Series 2017-15 NZ 3.50% 3/25/47	309,072	301,868
Series 2017-16 SM 3.959% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S•	5,078,748	984,732
Series 2017-16 WI 3.00% 1/25/45 S	909,711	139,514
Series 2017-16 YT 3.00% 7/25/46	682,000	664,858
Series 2017-16 YW 3.00% 3/25/47	1,019,748	952,063
Series 2017-21 ZD 3.50% 4/25/47	987,199	954,905
Series 2017-24 AI 3.00% 8/25/46 S	1,554,972	258,554
Series 2017-25 BL 3.00% 4/25/47	389,000	366,266
Series 2017-26 VZ 3.00% 4/25/47	2,271,502	2,051,549
Series 2017-39 CY 3.50% 5/25/47	2,227,000	2,201,350
Series 2017-40 GZ 3.50% 5/25/47	841,626	828,670
Series 2017-45 JZ 3.00% 6/25/47	292,337	256,746
Series 2017-45 ZK 3.50% 6/25/47	628,345	609,149
Series 2017-46 VG 3.50% 4/25/38	494,000	488,442
Series 2017-61 SB 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S•	7,013,943	1,406,632

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2017-69 SG 4.059% (6.15% minus LIBOR01M, Cap 6.15%) 9/25/47 S•	3,567,518	$705,042
Series 2017-77 HZ 3.50% 10/25/47	1,203,126	1,179,737
Series 2017-88 EI 3.00% 11/25/47 S	2,983,129	577,899
Series 2017-94 CZ 3.50% 11/25/47	754,373	733,221
Series 2017-96 EZ 3.50% 12/25/47	1,334,940	1,303,079
Series 2017-99 IE 3.00% 12/25/47 S	2,293,684	470,808
Series 2018-8 MU 3.00% 2/25/48	2,170,000	2,027,053
Series 2018-21 IO 3.00% 4/25/48 S	5,568,135	1,101,536
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	13,745	14,878
Series 2326 ZQ 6.50% 6/15/31	14,169	15,870
Series 3123 HT 5.00% 3/15/26	23,639	24,550
Series 3290 PE 5.50% 3/15/37	22,671	25,163
Series 3656 PM 5.00% 4/15/40	1,588,268	1,699,760
Series 3662 ZB 5.50% 8/15/36	47,360	51,390
Series 3939 EI 3.00% 3/15/26 S	847,615	47,029
Series 4030 IL 3.50% 4/15/27 S	32,582	3,154
Series 4050 EI 4.00% 2/15/39 S	2,438,344	256,697
Series 4065 DE 3.00% 6/15/32	350,000	340,946
Series 4097 VY 1.50% 8/15/42	50,000	41,981
Series 4101 WI 3.50% 8/15/32 S	1,356,704	236,950
Series 4102 KG 2.50% 9/15/42	12,000	9,853
Series 4109 AI 3.00% 7/15/31 S	4,999,321	620,035
Series 4120 IK 3.00% 10/15/32 S	4,327,448	622,287
Series 4122 LI 3.00% 10/15/27 S	46,045	4,492
Series 4135 AI 3.50% 11/15/42 S	2,451,395	518,605
Series 4139 IP 3.50% 4/15/42 S	929,930	121,618
Series 4142 HA 2.50% 12/15/32	43,644	42,571
Series 4142 IO 3.00% 12/15/27 S	1,672,932	151,677
Series 4146 AI 3.00% 12/15/27 S	1,945,170	169,164
Series 4146 IA 3.50% 12/15/32 S	2,196,373	345,755
Series 4150 PQ 2.50% 1/15/43	6,412	5,730
Series 4150 UI 3.50% 8/15/32 S	3,969,713	439,473
Series 4153 IB 2.50% 1/15/28 S	1,199,209	94,787
Series 4156 AI 3.00% 10/15/31 S	1,180,411	131,736
Series 4159 KS 4.077% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S•	2,010,640	401,933
Series 4161 IM 3.50% 2/15/43 S	867,375	198,227
Series 4171 MN 3.00% 2/15/43	27,000	25,259
Series 4171 Z 3.00% 2/15/43	19,335	17,829
Series 4180 ZB 3.00% 3/15/43	10,101	9,614
Series 4181 DI 2.50% 3/15/33 S	1,355,309	167,869
Series 4184 GS 4.047% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S•	2,259,422	440,392
Series 4185 LI 3.00% 3/15/33 S	1,529,775	222,972
Series 4186 IB 3.00% 3/15/33 S	2,305,130	302,314
Series 4188 JI 3.00% 4/15/33 S	3,234,453	377,418
Series 4191 CI 3.00% 4/15/33 S	597,900	85,392
Series 4210 Z 3.00% 5/15/43	43,334	39,606

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 4216 KI 3.50% 6/15/28 S	3,023,028	$304,902
Series 4217 HI 2.50% 6/15/28 S	95,276	8,084
Series 4226 GZ 3.00% 7/15/43	110,078	101,350
Series 4251 KI 2.50% 4/15/28 S	59,567	2,715
Series 4278 HI 4.00% 12/15/28 S	155,109	16,035
Series 4342 CI 3.00% 11/15/33 S	800,621	98,834
Series 4391 GZ 2.50% 12/15/40	32,945	30,468
Series 4433 DI 3.00% 8/15/32 S	50,020	4,996
Series 4435 DY 3.00% 2/15/35	2,810,000	2,740,331
Series 4448 TS 1.521% 5/15/40 S•	8,325,985	629,958
Series 4449 PI 4.00% 11/15/43 S	70,741	13,756
Series 4453 DI 3.50% 11/15/33 S	966,447	132,000
Series 4457 KZ 3.00% 4/15/45	2,217,749	2,019,067
Series 4464 DA 2.50% 1/15/43	1,962,611	1,784,213
Series 4494 SA 4.107% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S•	643,907	122,611
Series 4504 IO 3.50% 5/15/42 S	1,152,996	135,056
Series 4527 CI 3.50% 2/15/44 S	3,258,741	579,755
Series 4531 PZ 3.50% 11/15/45	488,141	482,075
Series 4543 HI 3.00% 4/15/44 S	1,276,541	204,127
Series 4574 AI 3.00% 4/15/31 S	2,700,453	341,414
Series 4581 LI 3.00% 5/15/36 S	1,118,764	155,866
Series 4592 WT 5.50% 6/15/46	3,858,744	4,221,261
Series 4594 SG 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S•	6,357,291	1,368,422
Series 4601 IN 3.50% 7/15/46 S	12,366,857	2,761,966
Series 4609 QZ 3.00% 8/15/46	960,330	846,400
Series 4610 IB 3.00% 6/15/41 S	7,574,289	943,883
Series 4614 HB 2.50% 9/15/46	1,330,000	1,183,173
Series 4618 SA 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S•	1,687,558	378,227
Series 4623 LZ 2.50% 10/15/46	1,172,814	974,781
Series 4623 MS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S•	3,651,542	719,563
Series 4623 MW 2.50% 10/15/46	1,330,000	1,190,926
Series 4625 BI 3.50% 6/15/46 S	4,571,094	971,303
Series 4625 PZ 3.00% 6/15/46	687,488	622,545
Series 4627 PI 3.50% 5/15/44 S	4,344,215	633,941
Series 4631 GS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/46 S•	4,624,806	836,221
Series 4631 LJ 3.00% 3/15/41	412,000	395,383
Series 4636 NZ 3.00% 12/15/46	1,540,713	1,393,114
Series 4644 GI 3.50% 5/15/40 S	1,863,721	265,426
Series 4648 MZ 3.00% 6/15/46	297,358	271,519
Series 4648 ND 3.00% 9/15/46	221,000	204,360
Series 4648 SA 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S•	3,548,658	748,164
Series 4650 JE 3.00% 7/15/46	273,000	259,532
Series 4655 WI 3.50% 8/15/43 S	1,451,633	248,719
Series 4656 HI 3.50% 5/15/42 S	70,983	10,954

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 4657 JZ 3.50% 2/15/47	332,121	$321,060
Series 4657 NW 3.00% 4/15/45	349,000	334,728
Series 4657 PS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S•	3,681,651	715,283
Series 4660 GI 3.00% 8/15/43 S	1,099,521	178,576
Series 4663 AI 3.00% 3/15/42 S	2,609,227	369,721
Series 4663 HZ 3.50% 3/15/47	393,835	383,821
Series 4664 ZC 3.00% 9/15/45	285,495	250,575
Series 4665 NI 3.50% 7/15/41 S	7,669,601	1,008,466
Series 4673 WI 3.50% 9/15/43 S	1,888,560	296,252
Series 4675 KS 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 4/15/47 S•	3,018,296	571,025
Series 4676 KZ 2.50% 7/15/45	833,948	697,453
Series 4681 WI 1.306% 8/15/33 S•	9,226,440	546,607
Series 4690 WI 3.50% 12/15/43 S	2,495,172	401,952
Series 4691 LI 3.50% 1/15/41 S	1,825,134	269,761
Series 4693 EI 3.50% 8/15/42 S	1,313,911	201,503
Series 4700 WI 3.50% 1/15/44 S	2,204,773	363,725
Series 4703 CI 3.50% 7/15/42 S	3,925,425	537,575
Freddie Mac Strips Series 267 S5 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S•	2,710,914	479,215
Series 299 S1 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S•	2,115,618	351,490
Series 304 C38 3.50% 12/15/27 S	1,832,497	167,749
Series 319 S2 3.927% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S•	1,053,868	196,471
Series 350 S5 1.281% 9/15/40 S•	4,255,468	246,722
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28 •	887,373	919,798
Series 2015-HQA1 M2 4.741% (LIBOR01M + 2.65%) 3/25/28 •	504,126	513,474
Series 2016-DNA3 M2 4.091% (LIBOR01M + 2.00%) 12/25/28 •	619,023	627,899
Series 2016-DNA4 M2 3.391% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 •	575,000	581,163
Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28 •	662,053	677,761
Series 2017-DNA1 M2 5.341% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	2,250,000	2,424,760
Series 2017-DNA3 M2 4.591% (LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,726,945
Series 2017-HQA3 M2 4.441% (LIBOR01M + 2.35%) 4/25/30 •	4,685,000	4,790,577

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-DNA1 M2 3.891% (LIBOR01M + 1.80%) 7/25/30 •	2,555,000	$2,512,622
Series 2018-HQA1 M2 4.391% (LIBOR01M + 2.30%) 9/25/30 •	2,495,000	2,487,389
Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43 ◆	10,180	11,514
Series T-58 2A 6.50% 9/25/43 ◆	3,806	4,301
GNMA Series 2010-113 KE 4.50% 9/20/40	4,012,777	4,249,421
Series 2011-157 SG 4.516% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S•	2,366,623	470,133
Series 2012-136 MX 2.00% 11/20/42	520,000	449,002
Series 2012-145 PY 2.00% 12/20/42	20,000	17,297
Series 2013-113 AZ 3.00% 8/20/43	4,332,052	4,149,524
Series 2013-113 LY 3.00% 5/20/43	378,000	368,603
Series 2015-64 GZ 2.00% 5/20/45	1,400,700	1,079,183
Series 2015-74 CI 3.00% 10/16/39 S	2,507,668	300,257
Series 2015-76 MZ 3.00% 5/20/45	1,100,077	1,052,905
Series 2015-111 IH 3.50% 8/20/45 S	3,933,939	553,181
Series 2015-127 LM 3.00% 9/20/45	296,000	273,967
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,527,192
Series 2015-142 AI 4.00% 2/20/44 S	734,505	96,611
Series 2015-157 HZ 3.00% 10/20/45	58,970	51,922
Series 2016-75 JI 3.00% 9/20/43 S	10,217,346	1,500,949
Series 2016-80 JZ 3.00% 6/20/46	28,667	25,062
Series 2016-89 QS 3.966% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S•	2,531,464	529,511
Series 2016-108 SK 3.966% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S•	3,802,212	755,893
Series 2016-108 YL 3.00% 8/20/46	3,164,000	3,018,816
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,084,370
Series 2016-115 SA 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 8/20/46 S•	7,078,729	1,360,047
Series 2016-116 GI 3.50% 11/20/44 S .	4,552,293	802,560
Series 2016-118 DI 3.50% 3/20/43 S	5,153,084	727,206
Series 2016-118 ES 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	2,872,215	597,177
Series 2016-120 NS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	5,445,702	1,107,810

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2016-121 JS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	3,975,748	$802,610
Series 2016-126 NS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	2,789,899	572,140
Series 2016-134 MW 3.00% 10/20/46	213,000	207,964
Series 2016-134 MZ 3.00% 10/20/46	1,534,760	1,412,152
Series 2016-147 ST 3.966% (6.05% minus LIBOR01M, Cap 6.05%) 10/20/46 S•	2,645,591	534,046
Series 2016-149 GI 4.00% 11/20/46 S	2,511,513	574,298
Series 2016-156 PB 2.00% 11/20/46	794,000	630,219
Series 2016-160 GI 3.50% 11/20/46 S	3,191,562	753,922
Series 2016-160 GS 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 11/20/46 S•	7,266,474	1,505,568
Series 2016-160 VZ 2.50% 11/20/46	433,819	352,597
Series 2016-163 MI 3.50% 11/20/46 S	2,346,656	303,647
Series 2016-163 PI 3.50% 5/20/43 S	6,535,040	1,085,890
Series 2016-163 XI 3.00% 10/20/46 S	3,596,749	501,989
Series 2016-171 IO 3.00% 7/20/44 S	5,917,723	803,845
Series 2016-171 IP 3.00% 3/20/46 S	3,470,874	550,809
Series 2017-4 BW 3.00% 1/20/47	255,000	244,055
Series 2017-4 WI 4.00% 2/20/44 S	1,583,053	319,042
Series 2017-10 IB 4.00% 1/20/47 S	3,104,129	692,201
Series 2017-10 KZ 3.00% 1/20/47	302,575	277,575
Series 2017-18 GM 2.50% 2/20/47	222,000	199,058
Series 2017-18 QI 4.00% 3/16/41 S	2,660,069	498,718
Series 2017-18 QS 4.015% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S•	3,227,846	614,651
Series 2017-25 CZ 3.50% 2/20/47	1,127,327	1,116,099
Series 2017-25 WZ 3.00% 2/20/47	1,555,934	1,464,334
Series 2017-26 SA 4.016% (6.10% minus LIBOR01M, Cap 6.10%) 2/20/47 S•	3,074,893	581,255
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,067,412
Series 2017-56 JZ 3.00% 4/20/47	693,835	626,843
Series 2017-56 QS 4.066% (6.15% minus LIBOR01M, Cap 6.15%) 4/20/47 S•	4,278,966	797,788
Series 2017-68 SB 4.066% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S•	6,466,632	1,109,966
Series 2017-80 AS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S•	4,829,504	921,180

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2017-91 SM 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 6/20/47 S•	2,922,126	$572,068
Series 2017-101 AI 4.00% 7/20/47 S	2,056,095	405,549
Series 2017-101 KS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S•	3,339,137	629,831
Series 2017-101 SK 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S•	8,332,667	1,571,372
Series 2017-101 TI 4.00% 3/20/44 S	3,140,272	512,844
Series 2017-107 QZ 3.00% 8/20/45	551,953	484,736
Series 2017-107 T 3.00% 1/20/47	1,508,000	1,464,149
Series 2017-113 LB 3.00% 7/20/47	1,465,000	1,369,739
Series 2017-114 IK 4.00% 10/20/44 S	4,507,724	972,528
Series 2017-117 SD 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S•	2,836,657	556,805
Series 2017-120 QS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S•	3,627,460	728,316
Series 2017-130 YJ 2.50% 8/20/47	665,000	596,908
Series 2017-134 ES 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S•	2,024,149	374,796
Series 2017-134 KI 4.00% 5/20/44 S	2,595,303	454,593
Series 2017-134 SD 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S•	2,628,851	530,280
Series 2017-137 CZ 3.00% 9/20/47	4,075,564	3,913,418
Series 2017-137 IO 3.00% 6/20/45 S	4,786,219	772,711
Series 2017-141 JS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S•	3,130,003	632,837
Series 2017-144 EI 3.00% 12/20/44 S	4,474,605	697,293
Series 2017-149 QS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 10/20/47 S•	6,652,377	1,179,377
Series 2017-156 LP 2.50% 10/20/47	389,000	337,423
Series 2017-163 HS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S•	7,421,688	1,350,619
Series 2017-170 SQ 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S•	10,941,733	1,707,920
Series 2017-174 HI 3.00% 7/20/45 S	4,023,720	655,635
Series 2017-184 AL 3.00% 6/20/47	828,000	810,374

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2018-1 ST 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S•	6,539,888	$1,325,550
Series 2018-8 VZ 3.00% 3/20/47	1,103,693	1,081,600
Series 2018-11 AI 3.00% 1/20/46 S	2,709,928	469,207
Series 2018-13 PZ 3.00% 1/20/48	536,658	497,780
Series 2018-22 LZ 3.00% 2/20/48	363,614	318,771
Series 2018-24 HZ 3.00% 2/20/48	274,730	247,987
Series 2018-34 TY 3.50% 3/20/48	476,000	458,298
Series 2018-37 SA 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S•	2,216,889	426,423
Series 2018-46 AS 4.116% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S•	7,785,192	1,607,452
Series 2018-63 BZ 3.00% 4/20/48	1,171,837	1,046,926

Total Agency Collateralized Mortgage Obligations (cost $233,558,570)		230,183,787

Agency Commercial Mortgage-Backed Securities – 1.02%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ◆	2,545,000	2,464,475
FREMF Mortgage Trust Series 2010-K8 B 144A 5.444% 9/25/43 #•	2,040,000	2,119,405
Series 2011-K14 B 144A 5.358% 2/25/47 #•	820,000	861,120
Series 2011-K15 B 144A 5.116% 8/25/44 #•	195,000	203,344
Series 2011-K704 B 144A 4.634% 10/25/30 #•	905,000	904,224
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,730,000	1,740,786
Series 2013-K28 B 144A 3.61% 6/25/46 #•	2,400,000	2,390,388
Series 2013-K28 C 144A 3.61% 6/25/46 #•	750,000	739,782
Series 2013-K33 B 144A 3.616% 8/25/46 #•	1,315,000	1,301,194
Series 2013-K33 C 144A 3.616% 8/25/46 #•	715,000	702,660
Series 2013-K712 B 144A 3.477% 5/25/45 #•	990,000	992,272
Series 2013-K713 B 144A 3.262% 4/25/46 #•	605,000	604,555
Series 2013-K713 C 144A 3.262% 4/25/46 #•	2,275,000	2,263,354

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2014-K717 B 144A 3.752% 11/25/47 #•	3,205,000	$3,221,562
Series 2014-K717 C 144A 3.752% 11/25/47 #•	1,055,000	1,048,612
Series 2016-K53 B 144A 4.156% 3/25/49 #•	530,000	527,843
Series 2016-K722 B 144A 3.966% 7/25/49 #•	580,000	574,911
Series 2016-K723 B 144A 3.703% 11/25/23 #•	1,500,000	1,466,120
Series 2017-K71 B 144A 3.882% 11/25/50 #•	1,175,000	1,122,986

Total Agency Commercial Mortgage-Backed Securities (cost $25,442,790)		25,249,593

Agency Mortgage-Backed Securities – 6.13%
Fannie Mae ARM 2.903% (LIBOR12M + 1.60%, Cap 7.903%) 7/1/45 •	487,791	485,778
2.939% (LIBOR12M + 1.56%, Cap 7.938%) 12/1/45 •	581,195	580,524
3.181% (LIBOR12M + 1.52%, Cap 8.181%) 3/1/44 •	1,126,960	1,133,722
3.45% (LIBOR12M + 1.70%, Cap 11.097%) 8/1/37 •	51,568	51,336
3.607% (LIBOR12M + 1.83%, Cap 10.178%) 8/1/35 •	12,150	12,775
Fannie Mae S.F. 30 yr 4.50% 11/1/39	803,436	846,687
4.50% 6/1/40	901,480	947,679
4.50% 7/1/40	966,383	1,008,098
4.50% 8/1/40	220,836	231,004
4.50% 8/1/41	2,259,038	2,381,806
4.50% 10/1/43	5,133,493	5,400,212
4.50% 10/1/44	610,957	641,031
4.50% 3/1/46	3,087,241	3,231,445
4.50% 5/1/46	1,956,918	2,048,011
4.50% 7/1/46	2,246,972	2,345,856
4.50% 8/1/47	10,633,155	11,100,914
5.00% 6/1/44	2,499,672	2,693,501
5.50% 1/1/38	47,134	51,543
5.50% 3/1/38	239,536	259,654
5.50% 12/1/38	536,896	593,754
5.50% 6/1/39	558,945	608,898
5.50% 7/1/40	568,063	617,036
5.50% 6/1/41	1,560,362	1,697,803
5.50% 9/1/41	1,136,927	1,259,685

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 5.50% 5/1/44	18,427,547	$20,016,648
6.00% 9/1/36	272,963	306,215
6.00% 12/1/36	53,937	59,445
6.00% 6/1/37	28,607	31,589
6.00% 7/1/37	22,013	24,229
6.00% 10/1/38	235,844	260,097
6.00% 11/1/38	127,428	141,073
6.00% 10/1/39	1,937,117	2,142,507
6.00% 11/1/40	83,526	92,398
6.00% 7/1/41	690,573	764,560
Fannie Mae S.F. 30 yr TBA 3.50% 7/1/48	11,869,000	11,809,571
4.50% 7/1/48	3,840,000	3,998,175
6.00% 7/1/48	16,795,660	18,521,073
Freddie Mac ARM 2.57% (LIBOR12M + 1.63%, Cap 7.571%) 10/1/46 •	1,558,737	1,526,553
2.735% (LIBOR12M + 1.62%, Cap 7.736%) 10/1/45 •	485,419	484,563
2.918% (LIBOR12M + 1.63%, Cap 7.918%) 10/1/45 •	881,288	877,211
2.97% (LIBOR12M + 1.62%, Cap 7.971%) 11/1/45 •	756,248	753,854
Freddie Mac S.F. 30 yr 4.50% 4/1/39	133,482	139,698
4.50% 7/1/42	1,202,974	1,265,091
4.50% 12/1/43	1,119,158	1,170,792
4.50% 8/1/44	1,575,740	1,649,731
4.50% 7/1/45	7,433,247	7,832,042
4.50% 11/1/45	2,369,840	2,469,427
4.50% 9/1/46	1,879,290	1,956,900
5.00% 6/1/36	1,206,353	1,288,128
5.00% 5/1/41	988,805	1,058,782
5.00% 12/1/41	918,042	984,512
5.00% 4/1/44	1,078,548	1,154,920
5.00% 12/1/44	1,383,896	1,482,766
5.50% 3/1/34	64,623	70,002
5.50% 12/1/34	58,382	63,277
5.50% 12/1/35	55,769	60,354
5.50% 11/1/36	68,428	74,166
5.50% 12/1/36	14,899	16,127
5.50% 9/1/37	72,253	78,074
5.50% 4/1/38	257,157	277,891
5.50% 6/1/38	38,927	41,976
5.50% 7/1/38	253,620	273,719
5.50% 1/1/39	257,903	278,172
5.50% 6/1/39	317,027	342,561
5.50% 3/1/40	173,871	187,985
5.50% 4/1/40	543,003	587,258
5.50% 8/1/40	130,176	140,711
5.50% 1/1/41	175,605	189,782

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr 5.50% 6/1/41	6,200,631	$6,718,965
5.50% 9/1/41	1,774,096	1,897,924
6.00% 9/1/37	151,668	167,354
6.00% 6/1/38	190,072	209,605
6.00% 8/1/38	307,532	340,665
6.00% 5/1/40	3,522,050	3,881,516
6.00% 7/1/40	959,762	1,058,726
6.50% 8/1/38	17,059	18,999
GNMA I S.F. 30 yr 5.00% 10/15/39	1,899,230	2,021,451
5.50% 2/15/41	530,001	573,007
7.00% 12/15/34	94,047	106,903
GNMA II S.F. 30 yr 5.00% 9/20/46	2,833,842	3,016,757
5.50% 5/20/37	306,487	326,310
6.00% 2/20/39	326,803	353,014
6.00% 10/20/39	1,398,424	1,509,654
6.00% 2/20/40	1,490,555	1,616,392
6.00% 4/20/46	421,622	457,256

Total Agency Mortgage-Backed Securities (cost $154,762,997)		151,447,855

Collateralized Debt Obligations – 4.94%
AMMC CLO 21 Series 2017-21A A 144A 3.613% (LIBOR03M + 1.25%) 11/2/30 #•	1,250,000	1,259,077
AMMC CLO 22 Series 2018-22A A 144A 3.37% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #•	2,600,000	2,584,600
AMMC CLO XIII Series 2013-13A A1LR 144A 3.619% (LIBOR03M + 1.26%) 7/24/29 #•	2,500,000	2,519,490
Apex Credit CLO Series 2017-1A A1 144A 3.829% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #•	3,405,000	3,417,513
Apex Credit CLO 2018 Series 2018-1A A2 144A 3.325% (LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	6,163,296
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.438% (LIBOR03M + 1.09%) 1/15/31 #•	3,400,000	3,395,192
Battalion CLO Series 2018-12A A1 144A 3.40% (LIBOR03M + 1.07%, Floor 1.07%) 5/17/31 #•	2,600,000	2,599,821

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Benefit Street Partners CLO II Series 2013-IIA A1R 144A 3.598% (LIBOR03M + 1.25%) 7/15/29 #•	3,000,000	$3,004,614
Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 3.849% (LIBOR03M + 1.49%) 1/20/29 #•	5,900,000	5,916,679
Black Diamond CLO Series 2015-1A A2R 144A 3.386% (LIBOR03M + 1.05%, Floor 1.05%) 10/3/29 #•	2,000,000	2,000,000
Series 2017-1A A1A 144A 3.649% (LIBOR03M + 1.29%) 4/24/29 #•	2,000,000	2,007,152
BlueMountain CLO Series 2015-2A A1 144A 3.785% (LIBOR03M + 1.43%, Floor 1.43%) 7/18/27 #•	1,090,000	1,090,000
Cedar Funding IV CLO Series 2014-4A AR 144A 3.592% (LIBOR03M + 1.23%) 7/23/30 #•	3,000,000	3,010,026
Cedar Funding VI CLO Series 2016-6A A1 144A 3.829% (LIBOR03M + 1.47%) 10/20/28 #•	2,400,000	2,404,056
Cedar Funding VIII CLO Series 2017-8A A1 144A 3.603% (LIBOR03M + 1.25%) 10/17/30 #•	2,420,000	2,423,691
CFIP CLO Series 2017-1A A 144A 3.575% (LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,295,823
ECP CLO Series 2015-7A A1R 144A 3.499% (LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	8,188,602
Galaxy XXI CLO Series 2015-21A AR 144A 3.379% (LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	2,995,830
GoldenTree Loan Management US CLO 1 Series 2017-1A A 144A 3.579% (LIBOR03M + 1.22%) 4/20/29 #•	2,630,000	2,640,239
Hull Street CLO Series 2014-1A AR 144A 3.575% (LIBOR03M + 1.22%) 10/18/26 #•	2,000,000	1,999,254
KKR Financial CLO Series 2013-1A A1R 144A 3.638% (LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	3,020,964
Mariner CLO 5 Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #•	4,600,000	4,584,153

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Midocean Credit CLO VIII Series 2018-8A A1 144A 3.036% (LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	$3,000,300
MP CLO IV Series 2013-2A ARR 144A 3.64% (LIBOR03M + 1.28%) 7/25/29 #•	2,000,000	2,000,018
Northwoods Capital XV Series 2017-15A A 144A 3.625% (LIBOR03M + 1.30%) 6/20/29 #•	2,500,000	2,511,670
Northwoods Capital XVII Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #•	4,500,000	4,493,335
OCP CLO Series 2017-13A A1A 144A 3.608% (LIBOR03M + 1.26%) 7/15/30 #•	2,500,000	2,504,977
OZLM XVIII Series 2018-18A A 144A 3.35% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #•	3,600,000	3,574,624
Saranac CLO VII Series 2014-2A A1AR 144A 3.561% (LIBOR03M + 1.23%) 11/20/29 #•	3,000,000	2,994,048
Shackleton CLO Series 2013-3A AR 144A 2.842% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #•	3,000,000	3,001,629
Sound Point CLO II Series 2013-1A A1R 144A 3.432% (LIBOR03M + 1.07%, Floor 1.07%) 1/26/31 #•	1,800,000	1,794,645
Steele Creek CLO Series 2017-1A A 144A 2.884% (LIBOR03M + 1.25%) 1/15/30 #•	2,000,000	2,000,474
TIAA CLO II Series 2017-1A A 144A 3.639% (LIBOR03M + 1.28%) 4/20/29 #•	2,200,000	2,207,324
Venture 31 CLO Series 2018-31A A1 144A 3.342% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #•	4,200,000	4,167,862
Venture CDO Series 2016-25A A1 144A 3.849% (LIBOR03M + 1.49%) 4/20/29 #•	980,000	983,336
Venture XXII CLO Series 2015-22A AR 144A 3.428% (LIBOR03M + 1.08%) 1/15/31 #•	5,000,000	4,993,685

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture XXIV CLO Series 2016-24A A1D 144A 3.779% (LIBOR03M + 1.42%) 10/20/28 #•	2,390,000	$2,393,308
Venture XXVIII CLO Series 2017-28A A2 144A 3.469% (LIBOR03M + 1.11%) 7/20/30 #•	4,000,000	3,995,868
Zais CLO 6 Series 2017-1A A1 144A 3.718% (LIBOR03M + 1.37%) 7/15/29 #•	2,000,000	2,006,558

Total Collateralized Debt Obligations (cost $122,115,482)		122,143,733

Convertible Bonds – 3.11%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	627,000	812,078
Ares Capital 3.75% exercise price $19.39, maturity date 2/1/22	544,000	547,385
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	2,402,000	2,857,474
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	1,099,000	1,082,928
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	709,000	690,691
Blackstone Mortgage Trust 5.25% exercise price $27.36, maturity date 12/1/18	2,269,000	2,597,329
Booking Holdings 0.35% exercise price $1,315.10, maturity date 6/15/20	1,129,000	1,750,680
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	2,025,000	2,032,614
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	1,978,000	2,413,378
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	3,305,000	2,633,090
Ciena 3.75% exercise price $20.17, maturity date 10/15/18	632,000	837,800
CSG Systems International 4.25% exercise price $57.12, maturity date 3/15/36	931,000	983,687
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	1,045,000	924,154
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	2,448,000	2,377,243
Empire State Realty OP 144A 2.625% exercise price $19.32, maturity date 8/15/19 #	1,451,000	1,480,748

	Principal amount°	Value (US $)
Convertible Bonds (continued)
GAIN Capital Holdings 144A 5.00% exercise price $8.20, maturity date 8/15/22 #	1,874,000	$2,170,144
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	2,058,000	2,127,861
Helix Energy Solutions Group 4.125% exercise price $9.47, maturity date 9/15/23	91,000	107,498
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	1,985,000	2,077,070
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	1,185,000	1,118,107
IAC FinanceCo. 144A 0.875% exercise price $152.18, maturity date 10/1/22 #	1,280,000	1,492,864
Insulet 1.25% exercise price $58.37, maturity date 9/15/21	619,000	942,286
Insulet 144A 1.375% exercise price $93.18, maturity date 11/15/24 #	1,121,000	1,261,986
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	530,000	641,830
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	1,276,000	1,424,697
Liberty Media 2.25% exercise price $35.35, maturity date 9/30/46	233,000	122,959
Ligand Pharmaceuticals 144A 0.75% exercise price $248.48, maturity date 5/15/23 #	1,071,000	1,110,414
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	2,380,000	2,404,942
Microchip Technology 1.625% exercise price $98.47, maturity date 2/15/27	1,703,000	1,987,626
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	1,636,000	2,365,219
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	1,131,000	1,152,309
Novellus Systems 2.625% exercise price $33.18, maturity date 5/15/41	341,000	1,770,786
NRG Energy 144A 2.75% exercise price $47.74, maturity date 6/1/48 #	1,893,000	1,833,181
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	678,000	893,659
Pacira Pharmaceuticals 2.375% exercise price $66.89, maturity date 4/1/22	2,171,000	2,023,083
Paratek Pharmaceuticals 144A 4.75% exercise price $15.90, maturity date 5/1/24 #	2,040,000	1,978,051
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	1,806,000	1,895,484
PROS Holdings 144A 2.00% exercise price $48.63, maturity date 6/1/47 #	2,013,000	1,991,710

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Quotient Technology 144A 1.75% exercise price $17.36, maturity date 12/1/22 #	1,419,000	$1,470,847
RPM International 2.25% exercise price $52.19, maturity date 12/15/20	1,104,000	1,345,906
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	246,000	497,308
Spirit Realty Capital 3.75% exercise price $11.51, maturity date 5/15/21	844,000	848,787
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	1,542,000	1,530,709
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	739,000	694,689
Team 144A 5.00% exercise price $21.70, maturity date 8/1/23 #	1,522,000	1,947,629
Tesla Energy Operations 1.625% exercise price $759.35, maturity date 11/1/19	1,567,000	1,461,978
Vector Group 1.75% exercise price $22.35, maturity date 4/15/20 •	1,318,000	1,392,028
Vector Group 2.50% exercise price $14.50, maturity date 1/15/19 •	1,836,000	2,448,042
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	1,180,000	1,194,421
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	2,090,000	2,061,666
Vishay Intertechnology 144A 2.25% exercise price $31.49, maturity date 6/15/25 #	1,124,000	1,105,526

Total Convertible Bonds
(cost $73,202,994)		76,914,581

Corporate Bonds – 37.50%
Automotive – 0.04%
American Axle & Manufacturing 6.25% 3/15/26	920,000	899,300

		899,300

Banking – 8.34%
Akbank Turk 144A 7.20% 3/16/27 #µ	1,915,000	1,748,864
ANZ New Zealand International 144A 2.60% 9/23/19 #	500,000	497,454
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	1,255,000	1,134,991
Banco do Brasil 144A 4.875% 4/19/23 #	1,960,000	1,878,660
Banco Santander 3.848% 4/12/23	3,600,000	3,523,400
Banco Santander Mexico 144A 4.125% 11/9/22 #	1,915,000	1,889,147

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	763,000	$576,803
Bank of America 3.30% 8/5/21	AUD	660,000	492,267
3.97% 3/5/29 µ		3,525,000	3,472,172
5.625% 7/1/20		785,000	821,650
6.50% µy		4,065,000	4,324,144
Bank of China 144A 5.00% 11/13/24 #		1,970,000	2,016,183
Bank of Georgia 144A 6.00% 7/26/23 #		1,625,000	1,624,410
Bank of Montreal 3.803% 12/15/32 µ		3,680,000	3,413,421
Bank of New York Mellon 2.20% 3/4/19		4,805,000	4,791,873
4.625% µy		3,365,000	3,200,956
Barclays 8.25% µy		3,910,000	3,979,571
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	802,294
Branch Banking & Trust 2.25% 6/1/20		2,490,000	2,448,885
2.85% 4/1/21		1,475,000	1,459,907
Citigroup 3.75% 10/27/23	AUD	1,493,000	1,114,592
Citizens Bank 2.55% 5/13/21		840,000	819,801
Citizens Financial Group 2.375% 7/28/21		345,000	333,809
4.30% 12/3/25		2,050,000	2,039,383
Compass Bank 2.875% 6/29/22		3,505,000	3,385,807
3.875% 4/10/25		2,280,000	2,201,505
Cooperatieve Rabobank 2.50% 9/4/20	NOK	5,290,000	664,826
3.375% 2/2/23	NZD	1,600,000	1,092,594
Credit Suisse Group 144A 4.207% 6/12/24 #µ		905,000	906,352
144A 6.25% #µy		5,560,000	5,449,100
DBS Group Holdings 144A 4.52% 12/11/28 #µ		2,350,000	2,371,559
Development Bank of Japan 144A 2.625% 9/1/27 #		2,514,000	2,386,487
Fifth Third Bancorp 2.60% 6/15/22		1,290,000	1,249,586
3.95% 3/14/28		5,520,000	5,453,646
Fifth Third Bank 2.30% 3/15/19		2,165,000	2,157,889
Goldman Sachs Group 3.234% (BBSW3M + 1.30%) 8/21/19 •	AUD	550,000	409,328
3.55% 2/12/21	CAD	400,000	309,284
4.223% 5/1/29 µ		3,815,000	3,764,399
5.15% 5/22/45		725,000	722,560
5.20% 12/17/19	NZD	616,000	430,594
6.00% 6/15/20		6,485,000	6,823,087
HSBC Holdings 3.95% 5/18/24 µ		2,490,000	2,484,716
6.50% µy		2,260,000	2,172,425
Huntington Bancshares 2.30% 1/14/22 .		1,595,000	1,532,588

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Huntington National Bank 2.50% 8/7/22		1,505,000	$1,450,807
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,107,100
JPMorgan Chase & Co. 3.50% 12/18/26	GBP	264,000	375,067
3.559% 4/23/24 µ		360,000	356,732
4.005% 4/23/29 µ		1,820,000	1,798,635
6.75% µy		4,480,000	4,877,600
KeyBank 2.30% 9/14/22		1,990,000	1,899,890
3.40% 5/20/26		3,545,000	3,378,872
6.95% 2/1/28		4,255,000	5,061,486
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	1,803,000	1,365,906
Lloyds Banking Group 7.50% µy		4,310,000	4,387,580
Morgan Stanley 3.125% 8/5/21	CAD	972,000	743,412
3.737% 4/24/24 µ		6,575,000	6,540,587
5.00% 9/30/21	AUD	1,096,000	859,069
5.00% 11/24/25		2,725,000	2,828,287
5.50% 1/26/20		1,565,000	1,619,684
Nationwide Building Society 144A 4.125% 10/18/32 #µ		4,450,000	4,081,818
Nederlandse Waterschapsbank 144A 2.361% (LIBOR03M + 0.02%) 3/15/19 #•		1,215,000	1,215,229
PNC Bank 3.50% 6/8/23		1,150,000	1,152,035
PNC Financial Services Group 5.00% µy		2,680,000	2,663,250
Popular 7.00% 7/1/19		1,500,000	1,530,000
Regions Financial 2.75% 8/14/22		1,180,000	1,139,271
Royal Bank of Scotland Group 3.875% 9/12/23		1,370,000	1,332,196
4.892% 5/18/29 µ		1,265,000	1,261,150
8.625% µy		4,440,000	4,729,710
Santander UK 3.40% 6/1/21		435,000	434,895
144A 5.00% 11/7/23 #		5,380,000	5,477,200
State Street 3.10% 5/15/23		1,360,000	1,341,552
SunTrust Banks 2.45% 8/1/22		1,830,000	1,757,446
2.70% 1/27/22		2,525,000	2,461,580
3.00% 2/2/23		1,595,000	1,561,587
3.30% 5/15/26		1,245,000	1,176,392
4.00% 5/1/25		250,000	251,365
SVB Financial Group 3.50% 1/29/25		1,350,000	1,309,142
Swiss Insured Brazil Power Finance 144A 9.85% 7/16/32 #	BRL	10,200,000	2,447,526
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #		1,400,000	1,322,251
144A 6.25% 4/20/21 #		1,350,000	1,351,446

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		1,310,000	$1,123,666
UBS Group Funding Switzerland 144A 4.125% 9/24/25 #		2,265,000	2,250,562
6.875% µy		2,945,000	2,973,085
US Bancorp 2.375% 7/22/26		3,520,000	3,205,047
2.625% 1/24/22		1,970,000	1,929,401
3.10% 4/27/26		195,000	184,046
3.15% 4/27/27		4,990,000	4,773,526
3.60% 9/11/24		2,640,000	2,609,052
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•		7,185,000	6,520,388
Wells Fargo & Co. 3.00% 7/27/21	AUD	1,795,000	1,327,554
3.50% 9/12/29	GBP	654,000	915,584
Wells Fargo Capital X 5.95% 12/15/36		175,000	189,179
Westpac Banking 5.00% µy		755,000	652,144
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,549,582
Zions Bancorporation 4.50% 6/13/23		1,895,000	1,916,838

			206,140,378

Basic Industry – 3.74%
Allegheny Technologies 7.875% 8/15/23		525,000	567,000
Anglo American Capital 144A 4.75% 4/10/27 #		8,035,000	7,930,389
144A 4.875% 5/14/25 #		1,980,000	1,991,437
Barrick North America Finance 5.75% 5/1/43		5,420,000	6,066,576
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		6,170,000	6,468,088
BMC East 144A 5.50% 10/1/24 #		645,000	627,263
Boise Cascade 144A 5.625% 9/1/24 #		2,270,000	2,287,025
Braskem Netherlands Finance 144A 3.50% 1/10/23 #		285,000	269,382
144A 4.50% 1/10/28 #		2,765,000	2,547,256
Builders FirstSource 144A 5.625% 9/1/24 #		1,665,000	1,629,619
Chemours 5.375% 5/15/27		655,000	635,350
CSN Resources 144A 7.625% 2/13/23 #		2,010,000	1,816,537
Cydsa 144A 6.25% 10/4/27 #		2,090,000	1,894,585
Dow Chemical 8.55% 5/15/19		9,161,000	9,603,549
First Quantum Minerals 144A 7.25% 4/1/23 #		1,925,000	1,929,813
FMG Resources August 2006 144A 4.75% 5/15/22 #		585,000	566,719
144A 5.125% 5/15/24 #		1,645,000	1,570,975
Freeport-McMoRan 4.55% 11/14/24		1,640,000	1,566,200
6.875% 2/15/23		980,000	1,037,526

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.00% 1/15/24	5,305,000	$6,407,523
Hudbay Minerals 144A 7.25% 1/15/23 #	20,000	20,700
144A 7.625% 1/15/25 #	775,000	815,687
Israel Chemicals 144A 6.375% 5/31/38 #	2,440,000	2,417,137
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	440,000	485,100
Koppers 144A 6.00% 2/15/25 #	150,000	150,375
Kraton Polymers 144A 7.00% 4/15/25 #	305,000	317,200
Mexichem 144A 5.50% 1/15/48 #	2,120,000	1,855,127
Nexa Resources 144A 5.375% 5/4/27 #	1,335,000	1,298,288
NOVA Chemicals 144A 5.00% 5/1/25 #	1,247,000	1,184,650
144A 5.25% 6/1/27 #	460,000	429,813
Novelis 144A 6.25% 8/15/24 #	640,000	641,600
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	1,865,000	1,743,126
OCP 144A 4.50% 10/22/25 #	2,575,000	2,458,038
144A 6.875% 4/25/44 #	640,000	674,601
Olin 5.125% 9/15/27	885,000	862,875
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	1,765,000	1,610,164
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	2,440,000	2,380,332
PolyOne 5.25% 3/15/23	1,357,000	1,387,533
PulteGroup 5.00% 1/15/27	202,000	192,657
Standard Industries 144A 5.00% 2/15/27 #	1,355,000	1,266,925
Suzano Austria 144A 7.00% 3/16/47 #	1,840,000	1,902,100
Syngenta Finance 144A 3.933% 4/23/21 #	1,615,000	1,611,849
144A 4.441% 4/24/23 #	2,285,000	2,273,894
144A 5.182% 4/24/28 #	3,225,000	3,119,502
Tronox Finance 144A 5.75% 10/1/25 #	750,000	730,313
US Concrete 6.375% 6/1/24	1,195,000	1,200,975
Vedanta Resources 144A 7.125% 5/31/23 #	1,345,000	1,271,025
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	464,000	485,460
Zekelman Industries 144A 9.875% 6/15/23 #	230,000	252,425

		92,452,283

Brokerage – 0.54%
Charles Schwab 3.25% 5/21/21	1,220,000	1,225,274
3.85% 5/21/25	1,300,000	1,315,422
5.00% µy	975,000	934,781
E*TRADE Financial 3.80% 8/24/27	1,790,000	1,716,122

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
E*TRADE Financial 5.30% µy		60,000	$58,725
5.875% µy		2,610,000	2,662,200
Jefferies Group 4.15% 1/23/30		2,135,000	1,887,307
6.45% 6/8/27		893,000	964,861
6.50% 1/20/43		750,000	779,557
Lazard Group 3.625% 3/1/27		475,000	445,715
3.75% 2/13/25		1,495,000	1,449,441

			13,439,405

Capital Goods – 1.35%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #		1,220,000	1,191,025
144A 7.25% 5/15/24 #		400,000	417,500
BWAY Holding 144A 5.50% 4/15/24 #		1,210,000	1,182,775
CCL Industries 144A 3.25% 10/1/26 #		1,570,000	1,448,113
Crane 4.20% 3/15/48		1,510,000	1,440,032
General Electric 2.10% 12/11/19		795,000	786,406
5.55% 5/4/20		1,295,000	1,350,241
6.00% 8/7/19		2,675,000	2,762,985
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #		1,905,000	1,866,900
Harris 4.40% 6/15/28		1,830,000	1,847,859
L3 Technologies 3.85% 6/15/23		1,085,000	1,083,582
Lennox International 3.00% 11/15/23		3,725,000	3,549,129
Martin Marietta Materials 4.25% 12/15/47		1,860,000	1,617,012
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #		1,010,000	1,078,175
Northrop Grumman 2.55% 10/15/22		3,740,000	3,604,956
3.25% 8/1/23		1,325,000	1,311,029
Nvent Finance 144A 4.55% 4/15/28 #		5,990,000	5,886,390
TransDigm 6.375% 6/15/26		915,000	910,425

			33,334,534

Communications – 4.09%
American Tower Trust #1 144A 3.07% 3/15/23 #		3,070,000	3,014,913
AT&T 144A 4.30% 2/15/30 #		1,255,000	1,189,281
144A 5.15% 11/15/46 #		625,000	590,491
5.25% 3/1/37		1,455,000	1,437,652
Bell Canada 3.35% 3/22/23	CAD	773,000	593,281
Charter Communications Operating 5.375% 4/1/38		1,100,000	1,041,553
5.75% 4/1/48		2,690,000	2,611,445
Comunicaciones Celulares 144A 6.875% 2/6/24 #		1,970,000	2,026,293

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International 3.80% 2/15/28		5,075,000	$4,756,004
5.25% 1/15/23		2,190,000	2,296,363
Crown Castle Towers 144A 4.241% 7/15/28 #		1,180,000	1,188,069
144A 4.883% 8/15/20 #		9,630,000	9,881,475
Deutsche Telekom International Finance
1.25% 10/6/23	GBP	982,000	1,257,647
144A 1.95% 9/19/21 #		1,360,000	1,297,393
144A 4.375% 6/21/28 #		5,285,000	5,251,569
6.50% 4/8/22	GBP	416,000	645,614
Digicel Group 144A 7.125% 4/1/22 #		2,285,000	1,513,813
144A 8.25% 9/30/20 #		1,125,000	853,594
Discovery Communications 5.20% 9/20/47		5,370,000	5,223,835
Equinix 5.375% 5/15/27		850,000	850,000
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		1,095,000	1,074,933
Level 3 Financing 5.375% 5/1/25		2,294,000	2,213,710
Myriad International Holdings 144A 4.85% 7/6/27 #		1,365,000	1,339,450
SBA Communications 4.875% 9/1/24		1,225,000	1,174,824
SBA Tower Trust 144A 2.898% 10/8/19 #		1,300,000	1,291,790
Sprint 7.125% 6/15/24		325,000	328,929
7.875% 9/15/23		1,295,000	1,345,991
Sprint Communications 7.00% 8/15/20		140,000	145,250
Sprint Spectrum 144A 4.738% 3/20/25 #		1,930,000	1,919,964
Telecom Italia 144A 5.303% 5/30/24 #		655,000	648,450
Telefonica Emisiones 4.895% 3/6/48		7,600,000	7,026,176
TELUS 4.60% 11/16/48		3,665,000	3,594,872
Time Warner Cable 7.30% 7/1/38		5,775,000	6,560,350
Time Warner Entertainment 8.375% 3/15/23		2,495,000	2,905,367
T-Mobile USA 6.375% 3/1/25		130,000	135,200
6.50% 1/15/26		920,000	949,624
VEON Holdings 144A 5.95% 2/13/23 #		2,180,000	2,202,890
Verizon Communications 3.25% 2/17/26	EUR	971,000	1,289,684
4.125% 8/15/46		3,425,000	2,934,819
4.50% 8/17/27	AUD	2,370,000	1,786,906
4.50% 8/10/33		4,955,000	4,813,568
Viacom 4.375% 3/15/43		3,185,000	2,653,318
Vodafone Group 3.75% 1/16/24		1,405,000	1,394,188
4.375% 5/30/28		2,655,000	2,625,684
Zayo Group 144A 5.75% 1/15/27 #		1,065,000	1,049,025

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Zayo Group 6.375% 5/15/25		270,000	$276,075

			101,201,322

Consumer Cyclical – 1.55%
Alibaba Group Holding 4.00% 12/6/37		1,825,000	1,698,104
AMC Entertainment Holdings 6.125% 5/15/27		1,055,000	1,028,625
Atento Luxco 1 144A 6.125% 8/10/22 #		1,715,000	1,654,117
Boyd Gaming 6.375% 4/1/26		715,000	725,725
Daimler 2.75% 12/10/18	NOK	5,560,000	688,270
Daimler Finance North America 144A 3.35% 2/22/23 #		3,360,000	3,303,051
Dollar Tree 3.70% 5/15/23		2,835,000	2,811,704
4.00% 5/15/25		1,890,000	1,849,502
Ford Motor Credit 4.14% 2/15/23		1,745,000	1,743,952
General Motors 6.75% 4/1/46		670,000	744,688
General Motors Financial 4.35% 4/9/25		3,265,000	3,221,601
5.25% 3/1/26		700,000	726,471
GLP Capital 5.375% 4/15/26		735,000	729,487
Hyundai Capital America 144A 2.55% 2/6/19 #		685,000	682,575
144A 3.00% 3/18/21 #		965,000	947,696
JD.com 3.125% 4/29/21		2,985,000	2,911,895
KFC Holding 144A 5.25% 6/1/26 #		1,091,000	1,077,363
Lithia Motors 144A 5.25% 8/1/25 #		900,000	879,750
Live Nation Entertainment 144A 5.625% 3/15/26 #		560,000	557,200
Lowe’s 4.05% 5/3/47		825,000	781,640
Marriott International 4.50% 10/1/34		410,000	409,734
MGM Resorts International 5.75% 6/15/25		700,000	702,625
New Red Finance 144A 5.00% 10/15/25 #		825,000	784,740
Penn National Gaming 144A 5.625% 1/15/27 #		1,299,000	1,227,555
Penske Automotive Group 5.50% 5/15/26		520,000	510,900
Royal Caribbean Cruises 3.70% 3/15/28		3,875,000	3,584,525
Scientific Games International 10.00% 12/1/22		1,505,000	1,608,469
Toyota Motor Credit 2.95% 4/13/21		685,000	681,939

			38,273,903

Consumer Non-Cyclical – 2.19%
Abbott Laboratories 3.75% 11/30/26		330,000	324,827
Air Medical Group Holdings 144A 6.375% 5/15/23 #		290,000	271,150
Amgen 4.00% 9/13/29	GBP	341,000	502,710

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BAT Capital 144A 3.222% 8/15/24 #	3,805,000	$3,607,637
144A 4.54% 8/15/47 #	1,045,000	978,810
Bayer US Finance II 144A 4.25% 12/15/25 #	1,050,000	1,057,681
144A 4.375% 12/15/28 #	2,075,000	2,082,405
Campbell Soup 3.65% 3/15/23	3,885,000	3,817,400
CK Hutchison International 17 144A 2.875% 4/5/22 #	2,605,000	2,540,512
Cott Holdings 144A 5.50% 4/1/25 #	645,000	628,875
CVS Health 3.70% 3/9/23	2,370,000	2,348,372
4.10% 3/25/25	3,680,000	3,665,169
4.30% 3/25/28	3,430,000	3,388,704
4.78% 3/25/38	2,580,000	2,558,298
ESAL 144A 6.25% 2/5/23 #	1,160,000	1,086,050
General Mills 3.20% 4/16/21	615,000	612,170
3.70% 10/17/23	2,440,000	2,417,121
JBS USA 144A 5.75% 6/15/25 #	200,000	187,000
144A 6.75% 2/15/28 #	1,220,000	1,154,059
Kernel Holding 144A 8.75% 1/31/22 #	1,990,000	1,961,692
Maple Escrow Subsidiary 144A 4.057% 5/25/23 #	1,350,000	1,356,512
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	2,155,000	2,190,019
MHP 144A 6.95% 4/3/26 #	1,085,000	1,018,235
144A 7.75% 5/10/24 #	1,430,000	1,436,349
Mylan 144A 4.55% 4/15/28 #	1,920,000	1,879,254
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	1,612,258
Pernod Ricard 144A 4.45% 1/15/22 #	1,780,000	1,831,225
Rede D’or Finance 144A 4.95% 1/17/28 #	2,470,000	2,206,019
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	1,785,000	1,821,838
Zimmer Biomet Holdings 4.625% 11/30/19	3,645,000	3,718,706

		54,261,057

Electric – 3.55%
AES Gener 144A 8.375% 12/18/73 #µ	1,835,000	1,888,857
Ameren Illinois 9.75% 11/15/18	5,900,000	6,051,561
American Transmission Systems 144A 5.25% 1/15/22 #	5,410,000	5,691,237
Ausgrid Finance Pty 144A 3.85% 5/1/23 #	2,455,000	2,462,010
144A 4.35% 8/1/28 #	1,795,000	1,806,314
Avangrid 3.15% 12/1/24	1,090,000	1,049,544

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 3.75% 11/15/23		3,280,000	$3,322,279
Cleveland Electric Illuminating 5.50% 8/15/24		365,000	400,669
CMS Energy 6.25% 2/1/20		2,210,000	2,311,105
ComEd Financing III 6.35% 3/15/33		2,055,000	2,183,437
Dominion Energy 3.625% 12/1/24		1,645,000	1,615,398
DTE Energy 3.30% 6/15/22		1,810,000	1,789,794
Emera 6.75% 6/15/76 µ		4,545,000	4,749,525
Enel 144A 8.75% 9/24/73 #µ		3,502,000	3,909,107
Enel Finance International 144A 3.625%
5/25/27 #		6,830,000	6,256,795
Entergy Louisiana 4.05% 9/1/23		4,045,000	4,130,172
4.95% 1/15/45		545,000	551,259
Exelon 3.497% 6/1/22		2,700,000	2,673,177
3.95% 6/15/25		1,045,000	1,039,954
Great Plains Energy 4.85% 6/1/21		1,195,000	1,227,395
Israel Electric 144A 4.25% 8/14/28 #		1,870,000	1,803,836
Kallpa Generacion 144A 4.125% 8/16/27 #		2,485,000	2,267,563
Kansas City Power & Light 3.65% 8/15/25		3,445,000	3,407,027
LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,859,859
Mississippi Power 3.95% 3/30/28		2,170,000	2,152,152
National Rural Utilities Cooperative Finance 4.75% 4/30/43 µ		2,830,000	2,883,576
5.25% 4/20/46 µ		990,000	1,018,422
Nevada Power 2.75% 4/15/20		2,355,000	2,352,378
New York State Electric & Gas 144A 3.25% 12/1/26 #		2,495,000	2,396,536
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	400,000	324,031
NV Energy 6.25% 11/15/20		2,380,000	2,543,005
Pennsylvania Electric 5.20% 4/1/20		220,000	226,075
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		475,000	439,526
144A 5.25% 5/15/47 #		1,455,000	1,320,585
PSEG Power 3.85% 6/1/23		2,680,000	2,669,762
Public Service Co. of Oklahoma 5.15% 12/1/19		1,705,000	1,750,673
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		1,190,000	1,187,558

			87,712,153

Energy – 5.10%
Abu Dhabi Crude Oil Pipeline 144A 3.65% 11/2/29 #		1,575,000	1,461,168
144A 4.60% 11/2/47 #		1,800,000	1,654,740
Alta Mesa Holdings 7.875% 12/15/24		190,000	202,350

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
AmeriGas Partners 5.875% 8/20/26	1,610,000	$1,577,800
Andeavor Logistics 4.25% 12/1/27	4,205,000	4,053,246
Cheniere Corpus Christi Holdings 5.875% 3/31/25	710,000	741,063
Concho Resources 4.30% 8/15/28	2,730,000	2,731,896
Crestwood Midstream Partners 5.75% 4/1/25	1,050,000	1,052,625
Diamond Offshore Drilling 7.875% 8/15/25	740,000	769,600
Diamondback Energy 4.75% 11/1/24	1,565,000	1,531,744
Ecopetrol 5.875% 9/18/23	805,000	855,313
7.375% 9/18/43	690,000	762,623
Enbridge 3.70% 7/15/27	2,640,000	2,505,467
4.00% 10/1/23	1,445,000	1,450,850
6.00% 1/15/77 µ	1,585,000	1,497,825
6.25% 3/1/78 µ	1,150,000	1,084,593
Enbridge Energy Partners 4.375% 10/15/20	480,000	488,708
5.20% 3/15/20	250,000	257,172
5.50% 9/15/40	725,000	756,347
Energy Transfer Equity 5.50% 6/1/27	120,000	120,300
7.50% 10/15/20	1,105,000	1,180,969
Energy Transfer Partners 4.20% 9/15/23	585,000	584,664
4.95% 6/15/28	910,000	908,585
6.00% 6/15/48	605,000	605,157
6.125% 12/15/45	2,925,000	2,933,010
6.625% µy	3,355,000	3,067,728
9.70% 3/15/19	2,189,000	2,290,150
EnLink Midstream Partners 6.00% µy	1,120,000	960,380
Ensco 7.75% 2/1/26	740,000	701,853
Frontera Energy 144A 9.70% 6/25/23 #	1,460,000	1,452,700
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	2,440,000	2,358,443
Genesis Energy 6.75% 8/1/22	1,815,000	1,842,225
Geopark 144A 6.50% 9/21/24 #	1,640,000	1,581,468
Gulfport Energy 6.625% 5/1/23	595,000	602,437
KazMunayGas National 144A 6.375% 10/24/48 #	1,865,000	1,888,079
KazTransGas 144A 4.375% 9/26/27 #	1,465,000	1,366,113
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	840,387
Laredo Petroleum 6.25% 3/15/23	700,000	704,375
Marathon Oil 5.20% 6/1/45	1,975,000	2,085,333
MPLX 4.00% 3/15/28	1,790,000	1,705,896
4.50% 4/15/38	470,000	435,208
4.875% 12/1/24	4,195,000	4,328,872
Murphy Oil 6.875% 8/15/24	1,480,000	1,557,700

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil USA 5.625% 5/1/27	360,000	$353,250
6.00% 8/15/23	2,150,000	2,209,125
Nabors Industries 144A 5.75% 2/1/25 #	850,000	805,375
Newfield Exploration 5.75% 1/30/22	680,000	711,450
NiSource 144A 5.65% #µy	2,460,000	2,444,625
Noble Energy 4.95% 8/15/47	305,000	306,251
5.05% 11/15/44	665,000	666,489
NuStar Logistics 5.625% 4/28/27	745,000	723,581
Oasis Petroleum 144A 6.25% 5/1/26 #	655,000	662,369
Occidental Petroleum 4.20% 3/15/48	3,795,000	3,786,895
ONEOK 4.55% 7/15/28	1,945,000	1,965,172
7.50% 9/1/23	3,525,000	4,042,999
Pertamina Persero 144A 4.875% 5/3/22 #	320,000	325,731
144A 5.625% 5/20/43 #	860,000	818,106
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	1,410,000	1,432,007
Petrobras Global Finance 7.25% 3/17/44	1,035,000	961,256
7.375% 1/17/27	1,250,000	1,251,563
Petroleos Mexicanos 6.50% 3/13/27	865,000	885,976
6.75% 9/21/47	1,099,000	1,047,347
Precision Drilling 144A 7.125% 1/15/26 #	420,000	432,390
7.75% 12/15/23	625,000	660,937
QEP Resources 5.25% 5/1/23	1,350,000	1,326,375
5.625% 3/1/26	295,000	282,831
Rio Energy 144A 6.875% 2/1/25 #	2,205,000	1,841,175
Sabine Pass Liquefaction 5.625% 3/1/25	4,245,000	4,520,124
5.75% 5/15/24	3,700,000	3,955,379
5.875% 6/30/26	1,840,000	1,975,788
Sempra Energy 3.80% 2/1/38	1,845,000	1,679,605
Shell International Finance 4.375% 5/11/45	469,000	481,495
Southwestern Energy 4.10% 3/15/22	555,000	532,800
6.70% 1/23/25	235,000	230,887
Summit Midstream Holdings 5.75% 4/15/25	1,100,000	1,050,500
Targa Resources Partners 5.375% 2/1/27	1,715,000	1,667,838
Tecpetrol 144A 4.875% 12/12/22 #	3,140,000	2,911,408
Transcanada Trust 5.875% 8/15/76 µ	1,475,000	1,463,938
Transcontinental Gas Pipe Line 144A 4.00% 3/15/28 #	1,090,000	1,061,008
144A 4.60% 3/15/48 #	1,295,000	1,249,429

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean 144A 9.00% 7/15/23 #	170,000	$183,600
Transocean Proteus 144A 6.25% 12/1/24 #	671,500	680,733
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,305,000	1,200,600
Tullow Oil 144A 7.00% 3/1/25 #	2,375,000	2,250,313
Williams 4.55% 6/24/24	1,445,000	1,452,225
Williams Partners 3.75% 6/15/27	1,110,000	1,049,657
4.85% 3/1/48	2,115,000	2,021,120
YPF 144A 7.00% 12/15/47 #	1,410,000	1,071,600
144A 26.563% (BADLARPP + 4.00%) 7/7/20 #•	3,175,000	1,801,813

		125,972,297

Finance Companies – 1.25%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,920,000	4,057,200
AerCap Ireland Capital 3.65% 7/21/27	7,800,000	7,111,905
Air Lease 3.00% 9/15/23	4,220,000	3,999,583
3.625% 4/1/27	3,080,000	2,828,047
Aviation Capital Group 144A 3.50% 11/1/27 #	985,000	903,319
144A 4.875% 10/1/25 #	2,480,000	2,579,480
BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,030,390
Equate Petrochemical 144A 3.00% 3/3/22 #	1,370,000	1,314,352
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	755,000	732,287
International Lease Finance 8.625% 1/15/22	3,390,000	3,891,306
Temasek Financial I 144A 2.375% 1/23/23 #	1,615,000	1,553,063

		31,000,932

Healthcare – 0.51%
DaVita 5.00% 5/1/25	1,401,000	1,322,194
Encompass Health 5.75% 11/1/24	1,960,000	1,968,487
5.75% 9/15/25	610,000	619,150
HCA 5.375% 2/1/25	1,295,000	1,278,424
7.58% 9/15/25	80,000	86,800
Hill-Rom Holdings 144A 5.00% 2/15/25 #	595,000	580,125
144A 5.75% 9/1/23 #	765,000	782,213
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	855,000	878,513
Tenet Healthcare 144A 5.125% 5/1/25 #	3,125,000	2,982,422

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	1,640,000	$1,639,726
Universal Health Services 144A 5.00% 6/1/26 #	485,000	474,694

		12,612,748

Insurance – 1.28%
Acrisure 144A 7.00% 11/15/25 #	2,566,000	2,341,475
AssuredPartners 144A 7.00% 8/15/25 #	2,844,000	2,744,460
AXA Equitable Holdings 144A 4.35% 4/20/28 #	980,000	938,317
144A 5.00% 4/20/48 #	1,605,000	1,483,034
HUB International 144A 7.00% 5/1/26 #	215,000	212,850
MetLife 3.60% 4/10/24	2,525,000	2,505,203
6.40% 12/15/36	110,000	116,875
144A 9.25% 4/8/38 #	2,655,000	3,610,800
NFP 144A 6.875% 7/15/25 #	2,645,000	2,605,325
Nuveen Finance 144A 2.95% 11/1/19 #	1,885,000	1,878,202
144A 4.125% 11/1/24 #	1,615,000	1,607,661
Prudential Financial 4.50% 11/15/20	795,000	818,834
5.375% 5/15/45 µ	1,730,000	1,725,675
USIS Merger Sub 144A 6.875% 5/1/25 #	3,663,000	3,653,843
Voya Financial 144A 4.70% 1/23/48 #µ	2,160,000	1,925,100
XLIT 4.805% (LIBOR03M + 2.46%) y•	1,325,000	1,305,125
5.50% 3/31/45	1,980,000	2,061,329

		31,534,108

Media – 0.78%
Altice France 144A 6.25% 5/15/24 #	1,880,000	1,833,000
AMC Networks 4.75% 8/1/25	1,140,000	1,098,686
CCO Holdings 144A 5.125% 5/1/27 #	720,000	674,100
144A 5.75% 2/15/26 #	200,000	197,000
144A 5.875% 5/1/27 #	150,000	146,813
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	1,080,000	1,134,000
Gray Television 144A 5.875% 7/15/26 #	1,095,000	1,044,356
Nexstar Broadcasting 144A 5.625% 8/1/24 #	850,000	821,313
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	1,885,000	1,800,175
Sirius XM Radio 144A 5.00% 8/1/27 #	510,000	478,125
144A 5.375% 4/15/25 #	2,706,000	2,675,557
Tribune Media 5.875% 7/15/22	622,000	630,864
UPCB Finance IV 144A 5.375% 1/15/25 #	1,198,000	1,144,210

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,095,000	$1,945,731
VTR Finance 144A 6.875% 1/15/24 #	3,610,000	3,640,505

		19,264,435

Real Estate Investment Trusts – 0.85%
Alexandria Real Estate Equities 4.70% 7/1/30	640,000	645,208
Corporate Office Properties 3.60% 5/15/23	1,750,000	1,694,785
5.25% 2/15/24	1,755,000	1,817,569
CubeSmart 3.125% 9/1/26	1,825,000	1,680,858
Education Realty Operating Partnership 4.60% 12/1/24	2,190,000	2,201,105
ESH Hospitality 144A 5.25% 5/1/25 #	690,000	667,575
Growthpoint Properties International 144A 5.872% 5/2/23 #	1,520,000	1,546,419
Hospitality Properties Trust 4.50% 3/15/25	2,025,000	1,984,015
Host Hotels & Resorts 3.75% 10/15/23	710,000	696,450
3.875% 4/1/24	890,000	868,442
4.50% 2/1/26	1,680,000	1,680,854
Hudson Pacific Properties 3.95% 11/1/27	515,000	482,278
Kilroy Realty 3.45% 12/15/24	1,960,000	1,883,500
Life Storage 3.50% 7/1/26	1,620,000	1,519,340
WP Carey 4.60% 4/1/24	1,680,000	1,698,960

		21,067,358

Services – 0.28%
Advanced Disposal Services 144A 5.625% 11/15/24 #	200,000	199,500
Avis Budget Car Rental 144A 6.375% 4/1/24 #	605,000	595,925
Covanta Holding 5.875% 7/1/25	600,000	580,500
GEO Group 5.125% 4/1/23	390,000	384,150
6.00% 4/15/26	130,000	126,750
Herc Rentals 144A 7.75% 6/1/24 #	497,000	533,033
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	995,000	950,225
KAR Auction Services 144A 5.125% 6/1/25 #	468,000	448,110
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,112,000	1,189,840
United Rentals North America 5.50% 5/15/27	1,865,000	1,813,713

		6,821,746

Technology – 1.22%
Baidu 4.375% 3/29/28	2,085,000	2,061,256
Broadcom 3.50% 1/15/28	6,145,000	5,604,950

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDK Global 4.875% 6/1/27	1,105,000	$1,064,944
5.00% 10/15/24	2,050,000	2,101,250
CDW Finance 5.00% 9/1/25	800,000	790,000
CommScope Technologies 144A 5.00% 3/15/27 #	1,860,000	1,755,375
Corning 4.375% 11/15/57	1,105,000	966,639
Dell International 144A 6.02% 6/15/26 #	5,055,000	5,322,368
First Data 144A 5.75% 1/15/24 #	1,195,000	1,198,705
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	50,000	55,931
Infor US 6.50% 5/15/22	170,000	171,487
Marvell Technology Group 4.875% 6/22/28	2,080,000	2,067,736
Microchip Technology 144A 3.922% 6/1/21 #	810,000	811,837
144A 4.333% 6/1/23 #	880,000	882,166
MSCI 144A 5.375% 5/15/27 #	635,000	636,587
NXP 144A 4.625% 6/1/23 #	1,580,000	1,602,436
Solera 144A 10.50% 3/1/24 #	120,000	133,876
Symantec 144A 5.00% 4/15/25 #	805,000	781,654
Tencent Holdings 144A 3.925% 1/19/38 #	1,880,000	1,716,376
Trimble 4.15% 6/15/23	420,000	420,974

		30,146,547

Transportation – 0.61%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	3,550,000	3,241,445
FedEx 4.05% 2/15/48	690,000	621,142
Penske Truck Leasing 144A 4.20% 4/1/27 #	1,915,000	1,889,994
Transnet SOC 144A 4.00% 7/26/22 #	1,358,000	1,289,687
Union Pacific 3.50% 6/8/23	1,790,000	1,792,623
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	703,806	707,315
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	1,221,643	1,216,003
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	1,080,712	1,026,577
United Parcel Service 5.125% 4/1/19	2,180,000	2,219,544
XPO Logistics 144A 6.125% 9/1/23 #	958,000	981,672

		14,986,002

Utilities – 0.23%
Aegea Finance 144A 5.75% 10/10/24 #	2,145,000	1,993,777
AES Andres 144A 7.95% 5/11/26 #	1,960,000	2,028,600
Calpine 144A 5.25% 6/1/26 #	670,000	633,987
5.75% 1/15/25	815,000	747,253

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra Energy 144A 8.00% 1/15/25 #	362,000	$390,399

		5,794,016

Total Corporate Bonds (cost $949,852,177)		926,914,524

Loan Agreements – 9.53%
Acrisure Tranche B 1st Lien 6.609% (LIBOR03M + 4.25%) 11/22/23 •	2,049,674	2,055,311
AI Ladder Luxembourg Subco Tranche B 1st Lien 6.59% (LIBOR03M + 4.50%) 5/4/25 •	702,000	702,000
Air Medical Group Holdings Tranche B 1st Lien 5.28% (LIBOR03M + 3.25%) 4/28/22 •	1,964,989	1,910,952
Albertson’s Tranche B4 1st Lien 4.844% (LIBOR03M + 2.75%) 8/25/21 •	2,805,874	2,780,666
Alpha 3 Tranche B1 1st Lien 5.334% (LIBOR03M + 3.00%) 1/31/24 •	931,288	934,780
Altice France Tranche B11 1st Lien 4.844% (LIBOR03M + 2.75%) 7/18/25 •	2,341,350	2,304,279
Altice France Tranche B12 1st Lien 5.348% (LIBOR03M + 3.00%) 1/31/26 •	1,017,218	1,002,596
American Airlines Tranche B 1st Lien 4.073% (LIBOR03M + 2.00%) 12/14/23 •	2,048,480	2,030,555
Applied Systems 2nd Lien 9.334% (LIBOR03M + 7.00%) 9/19/25 •	2,085,000	2,157,106
Aramark Services Tranche B3 1st Lien 4.084% (LIBOR03M + 1.75%) 3/11/25 •	1,047,375	1,048,030
AssuredPartners Tranche B 1st Lien 5.344% (LIBOR03M + 3.25%) 10/22/24 •	2,730,866	2,724,721
ATI Holdings Acquisition Tranche B 1st Lien 5.546% (LIBOR03M + 3.50%) 5/10/23 •	1,608,539	1,610,298
ATS Consolidated Tranche B 1st Lien 5.844% (LIBOR03M + 3.75%) 2/28/25 •	1,607,663	1,612,686
Avis Budget Car Rental Tranche B 1st Lien 4.34% (LIBOR03M + 2.00%) 2/13/25 •	1,522,350	1,525,204
Banff Merger Sub Tranche B 1st Lien 6.59% (LIBOR03M + 4.25%) 6/28/25 •	1,865,000	1,854,813
Blue Ribbon 1st Lien 6.085% (LIBOR03M + 4.00%) 11/13/21 •	2,435,623	2,408,222

	Principal amount°	Value (US $)
Loan Agreements (continued)
Bombardier Recreational Products Tranche B 1st Lien 4.09% (LIBOR03M + 2.00%) 5/7/25 •	1,860,000	$1,848,375
Builders FirstSource 1st Lien 5.334% (LIBOR03M + 3.00%) 2/29/24 •	2,946,460	2,951,458
BWAY Holding Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%) 4/3/24 •	1,836,450	1,840,468
Casablanca US Holdings Tranche B 1st Lien 6.099% (LIBOR03M + 4.00%) 3/1/24 •	2,014,950	2,014,950
CH Hold 2nd Lien 9.344% (LIBOR03M + 7.25%) 2/1/25 •	403,000	409,549
Change Healthcare Holdings Tranche B 1st Lien 4.844% (LIBOR03M + 2.75%) 3/1/24 •	2,415,233	2,410,251
Charter Communications Operating Tranche B 1st Lien 4.10% (LIBOR03M + 2.00%) 4/30/25 •	1,452,700	1,453,030
Chemours Tranche B2 1st Lien 3.74% (LIBOR03M + 1.75%) 4/3/25 •	3,153,344	3,125,752
Chesapeake Energy 1st Lien 9.594% (LIBOR03M + 7.50%) 8/23/21 •	3,660,000	3,836,138
CityCenter Holdings Tranche B 1st Lien 4.344% (LIBOR03M + 2.25%) 4/18/24 •	2,482,803	2,473,751
Community Health Systems Tranche G 1st Lien 5.307% (LIBOR03M + 3.00%) 12/31/19 •	1,181,190	1,178,311
Community Health Systems Tranche H 1st Lien 5.557% (LIBOR03M + 3.25%) 1/27/21 •	590,595	577,368
Constellis Holdings 1st Lien 7.334% (LIBOR03M + 5.00%) 4/21/24 •	534,100	537,104
Constellis Holdings 2nd Lien 11.334% (LIBOR03M + 9.00%) 4/21/25 •	350,000	353,354
Core & Main Tranche B 1st Lien 5.211% (LIBOR03M + 3.00%) 8/1/24 •	1,506,216	1,512,492
CROWN Americas Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 1/29/25 •	1,555,000	1,558,995
CSC Holdings 1st Lien 4.323% (LIBOR03M + 2.25%) 7/17/25 •	801,900	797,081
CSC Holdings Tranche B 1st Lien 4.573% (LIBOR03M + 2.50%) 1/25/26 •	800,000	798,700
Dakota Holdings Tranche B 1st Lien 5.584% (LIBOR03M + 3.25%) 2/13/25 •	345,000	344,138

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements (continued)
DaVita Tranche B 1st Lien 4.844% (LIBOR03M + 2.75%) 6/24/21 •	338,958	$340,258
Deck Chassis Acquisition 2nd Lien 8.094% (LIBOR03M + 6.00%) 6/15/23 •	155,000	156,744
Delek US Holdings Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 3/30/25 •	907,725	905,456
DG Investment Intermediate Holdings 2 1st Lien 5.094% (LIBOR03M + 3.00%) 1/29/25 •	763,976	759,201
DG Investment Intermediate Holdings 2 Tranche DD 1st Lien 5.094% (LIBOR03M + 3.00%) 1/29/25 •	147,581	146,658
Digicel International Finance Tranche B 1st Lien 5.61% (LIBOR03M + 3.25%) 5/10/24 •	2,562,096	2,469,220
Energy Transfer Equity Tranche B 1st Lien 4.091% (LIBOR03M + 2.00%) 2/2/24 •	905,000	898,354
ESH Hospitality Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 8/30/23 •	1,631,410	1,626,651
ExamWorks Group Tranche B1 1st Lien 5.344% (LIBOR03M + 3.25%) 7/27/23 •	2,011,069	2,016,410
First Data 1st Lien 4.091% (LIBOR03M + 2.00%) 4/26/24 •	4,207,574	4,187,588
4.091% (LIBOR03M + 2.00%) 7/10/22 •	995,180	990,453
First Eagle Holdings Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 12/1/22 •	782,762	788,242
Flex Acquisition 1st Lien 5.337% (LIBOR03M + 3.00%) 12/29/23 •	1,024,650	1,022,912
Flying Fortress Holdings Tranche B 1st Lien 4.084% (LIBOR03M + 1.75%) 10/30/22 •	902,500	905,320
Frontier Communications Tranche A-DD 1st Lien 4.844% (LIBOR03M + 2.75%) 3/31/21 •	670,000	661,206
Frontier Communications Tranche B1 1st Lien 5.85% (LIBOR03M + 3.75%) 6/15/24 •	1,243,344	1,238,294
Gardner Denver Tranche B1 1st Lien 4.844% (LIBOR03M + 2.75%) 7/30/24 •	2,702,642	2,710,075

	Principal amount°	Value (US $)

Loan Agreements (continued)
Gates Global Tranche B2 1st Lien 5.084% (LIBOR03M + 2.75%) 3/31/24 •	1,548,874	$1,550,488
Genoa Healthcare 1st Lien 5.344% (LIBOR03M + 3.25%) 10/28/23 •	1,793,199	1,797,309
Gentiva Health Services 1st Lien 5.461% (LIBOR03M + 3.75%) 7/2/25 •	1,563,077	1,566,985
Gentiva Health Services Tranche DD 1st Lien 5.461% (LIBOR03M + 3.75%) 7/2/25 •	976,923	979,365
GEO Group Tranche B 1st Lien 4.10% (LIBOR03M + 2.00%) 3/23/24 •	458,838	457,548
Gopher Resource 1st Lien 5.344% (LIBOR03M + 3.25%) 2/9/25 •	902,225	905,608
Gray Television Tranche B2 1st Lien 4.251% (LIBOR03M + 2.25%) 2/7/24 •	1,691,414	1,688,243
Greeneden US Holdings II Tranche B3 1st Lien 5.834% (LIBOR03M + 3.50%) 12/1/23 •	1,694,329	1,698,212
Greenhill & Co. Tranche B 1st Lien 5.797% (LIBOR03M + 3.75%) 10/12/22 •	890,397	898,188
GVC Holdings Tranche B2 1st Lien 4.602% (LIBOR03M + 2.50%) 3/16/24 •	1,447,373	1,448,578
HCA Tranche B10 1st Lien 4.094% (LIBOR03M + 2.00%) 3/13/25 •	3,619,713	3,635,096
Hearthside Group Holdings 1st Lien 5.091% (LIBOR03M + 3.00%) 5/25/25 •	1,463,000	1,452,332
Heartland Dental 1st Lien 5.844% (LIBOR03M + 3.75%) 4/30/25 •	1,679,130	1,673,883
Heartland Dental Tranche DD 1st Lien 1.875% (LIBOR03M + 3.72%) 4/30/25 •	251,870	251,082
Hilton Worldwide Finance Tranche B2 1st Lien 3.841% (LIBOR03M + 1.75%) 10/25/23 •	791,908	792,361
Hoya Midco Tranche B 1st Lien 5.594% (LIBOR03M + 3.50%) 6/30/24 •	1,242,450	1,263,675
HUB International Tranche B 1st Lien 5.36% (LIBOR03M + 3.00%) 4/25/25 •	2,000,000	1,989,510
HVSC Merger Sub 2nd Lien 10.347% (LIBOR03M + 8.25%) 10/26/25 •	715,000	720,363
HVSC Merger Sub Tranche B 1st Lien 6.094% (LIBOR03M + 4.00%) 10/20/24 •	1,348,225	1,358,899

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Hyperion Insurance Group Tranche B 1st Lien 5.625% (LIBOR03M + 3.50%) 12/20/24 •	2,150,195	$2,156,108
INEOS US Finance Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 3/31/24 •	1,915,375	1,911,270
IQVIA Tranche B3 1st Lien 4.084% (LIBOR03M + 1.75%) 6/8/25 •	1,485,000	1,490,260
Iron Mountain Tranche B 1st Lien 3.844% (LIBOR03M + 1.75%) 1/2/26 •	3,650,850	3,577,833
JBS USA Tranche B 1st Lien 4.678% (LIBOR03M + 2.178%) 10/30/22 •	480,000	477,950
4.835% (LIBOR03M + 2.50%) 10/30/22 •	2,143,409	2,134,254
Jeld-Wen Tranche B4 1st Lien 4.334% (LIBOR03M + 2.00%) 12/14/24 •	833,094	831,142
Kraton Polymers Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 3/8/25 •	573,944	573,944
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 •	207,000	214,504
Kronos Tranche B 1st Lien 5.358% (LIBOR03M + 3.00%) 11/1/23 •	878,914	878,814
Lucid Energy Group II Borrower 1st Lien 5.085% (LIBOR03M + 3.00%) 2/18/25 •	2,523,675	2,504,747
LUX HOLDCO III 1st Lien 5.099% (LIBOR03M + 3.00%) 3/28/25 •	608,175	608,555
Marketo Tranche B 1st Lien 5.613% (LIBOR03M + 3.25%) 2/7/25 •	307,000	304,826
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 3/25/25 •	1,502,316	1,502,628
Microchip Technology 1st Lien 4.10% (LIBOR03M + 2.00%) 5/29/25 •	2,375,000	2,380,938
MPH Acquisition Holdings Tranche B 1st Lien 5.084% (LIBOR03M + 2.75%) 6/7/23 •	3,263,672	3,251,178
NCI Building Systems Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 2/8/25 •	1,571,063	1,567,625
NFP Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 1/8/24 •	1,641,667	1,633,458
Nielsen Finance Tranche B4 1st Lien 4.046% (LIBOR03M + 2.00%) 10/4/23 •	1,526,146	1,526,909

	Principal amount°	Value (US $)

Loan Agreements (continued)
OCI Partners 1st Lien 6.334% (LIBOR03M + 4.00%) 3/13/25 •	450,000	$452,813
ON Semiconductor Tranche B 1st Lien 3.844% (LIBOR03M + 1.75%) 3/31/23 •	1,413,927	1,414,908
Panda Hummel Tranche B1 1st Lien 8.094% (LIBOR03M + 6.00%) 10/27/22 •	288,000	282,000
Panda Stonewall Tranche B1 1st Lien 7.834% (LIBOR03M + 5.50%) 11/13/21 =•	490,759	485,851
Penn National Gaming Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/19/24 •	1,874,275	1,882,475
PharMerica Tranche B 2nd Lien 9.796% (LIBOR03M + 7.75%) 12/7/25 •	750,000	749,063
Phoenix Services Merger Sub Tranche B 1st Lien 5.751% (LIBOR03M + 3.75%) 3/1/25 •	912,713	918,987
Pisces Midco Tranche B 1st Lien 6.089% (LIBOR03M + 3.75%) 4/12/25 •	1,326,000	1,326,414
Plastipak Holdings Tranche B 1st Lien 4.60% (LIBOR03M + 2.50%) 10/14/24 •	1,517,375	1,512,158
PQ Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 2/8/25 •	2,890,131	2,888,024
Prestige Brands Tranche B5 1st Lien 3.98% (LIBOR03M + 2.00%) 1/26/24 •	1,404,595	1,401,669
Radiate Holdco Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 2/1/24 •	3,101,125	3,053,551
Republic of Angola 8.747% (LIBOR06M + 6.25%) 12/16/23 =•	3,014,688	2,728,293
Ring Container Technologies Group 1st Lien 4.844% (LIBOR03M + 2.75%) 10/31/24 •	585,541	583,346
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 6/1/23 •	3,846,110	3,863,417
Sable International Finance Tranche B4 1st Lien 5.344% (LIBOR03M + 3.25%) 1/31/26 •	475,000	475,923
SBA Senior Finance II Tranche B 1st Lien 4.10% (LIBOR03M + 2.00%) 4/11/25 •	1,935,000	1,928,607
Scientific Games International Tranche B5 1st Lien 4.921% (LIBOR03M + 2.75%) 8/14/24 •	4,286,532	4,275,280

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Sigma US Tranche B2 1st Lien 5.05% (LIBOR03M + 3.00%) 3/7/25 •	2,028,000	$2,032,437
Sinclair Television Group Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/31/25 •	1,190,000	1,189,697
Sinclair Television Group Tranche B2 1st Lien 4.35% (LIBOR03M + 2.25%) 1/3/24 •	1,219,991	1,219,839
SMG US Midco 2 1st Lien 5.344% (LIBOR03M + 3.25%) 1/23/25 •	603,488	604,619
SMG US Midco 2 2nd Lien 9.094% (LIBOR03M + 7.00%) 1/23/26 •	605,000	614,075
Solenis International 1st Lien 6.073% (LIBOR03M + 4.00%) 12/18/23 •	930,000	929,031
Sonicwall US Holdings 1st Lien 5.834% (LIBOR03M + 3.50%) 5/16/25 •	620,000	618,450
Sonicwall US Holdings 2nd Lien 9.834% (LIBOR03M + 7.50%) 5/18/26 •	310,000	308,321
Sprint Communications Tranche B 1st Lien 4.625% (LIBOR03M + 2.50%) 2/2/24 •	3,176,177	3,163,275
SS&C European Holdings Tranche B4 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25 •	927,680	929,652
SS&C Technologies Tranche B3 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25 •	2,452,149	2,457,360
StandardAero Aviation Holdings 1st Lien 5.84% (LIBOR03M + 3.75%) 7/7/22 •	937,131	940,411
Staples 1st Lien 6.358% (LIBOR03M + 4.00%) 9/12/24 •	1,491,450	1,472,289
Stars Group Holdings Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 4/6/25 •	3,591,000	3,597,234
5.834% (LIBOR03M + 2.33%) 7/29/25 •	2,415,000	2,402,925
Summit Materials Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 11/10/24 •	1,432,800	1,429,669
Summit Midstream Partners Holdings Tranche B 1st Lien 8.094% (LIBOR03M + 6.00%) 5/21/22 •	1,500,963	1,520,663
Surgery Center Holdings 1st Lien 5.35% (LIBOR03M + 3.25%) 8/31/24 •	2,835,018	2,834,133
Syneos Health Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 8/1/24 •	1,334,302	1,330,609
Telenet Financing USD Tranche AN 1st Lien 4.323% (LIBOR03M + 2.25%) 8/15/26 •	1,480,000	1,471,444

	Principal amount°	Value (US $)

Loan Agreements (continued)
Tenneco Tranche B 1st Lien 4.929% (LIBOR03M + 2.75%) 6/18/25 •	1,260,000	$1,250,708
Terraform Power Operating Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 11/8/22 •	1,502,450	1,501,511
Titan Acquisition Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 3/28/25 •	1,190,400	1,175,520
TMS International Tranche B2 1st Lien 4.847% (LIBOR03M + 2.75%) 8/14/24 •	601,975	604,609
TransDigm Tranche F 1st Lien 4.594% (LIBOR03M + 2.50%) 6/9/23 •	2,989,742	2,981,335
Tribune Media Tranche B 1st Lien 4.98% (LIBOR03M + 3.00%) 12/27/20 •	65,997	65,941
Tribune Media Tranche C 1st Lien 5.094% (LIBOR03M + 3.00%) 1/27/24 •	822,568	825,006
Trident TPI Holdings 1st Lien 5.23% (LIBOR03M + 3.25%) 10/5/24 •	761,213	757,406
5.23% (LIBOR03M + 3.25%) 10/5/24 •	380,000	378,100
Tronox Blocked Borrower Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 9/22/24 •	336,912	337,368
Tronox Finance Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 9/22/24 •	777,488	778,541
Unitymedia Finance Tranche D 1st Lien 4.323% (LIBOR03M + 2.25%) 1/15/26 •	575,000	572,844
Unitymedia Finance Tranche E 1st Lien 4.073% (LIBOR03M + 2.00%) 6/1/23 •	2,585,000	2,573,368
Univision Communications Tranche C5 1st Lien 4.844% (LIBOR03M + 2.75%) 3/15/24 •	1,617,634	1,566,216
UPC Financing Partnership Tranche AR 1st Lien 4.573% (LIBOR03M + 2.50%) 1/15/26 •	560,000	554,610
USI Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 5/16/24 •	4,482,110	4,461,380
USIC Holdings 1st Lien 5.344% (LIBOR03M + 3.25%) 12/9/23 •	2,385,163	2,400,070
Utz Quality Foods 1st Lien 5.591% (LIBOR03M + 3.50%) 11/21/24 •	897,750	900,742
Valeant Pharmaceuticals International Tranche B 1st Lien 4.982% (LIBOR03M + 3.00%) 5/30/25 •	1,466,014	1,463,089

Diversified Income Series-23

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Virgin Media Bristol Tranche K 1st Lien 4.573% (LIBOR03M + 2.50%) 1/15/26 •	855,000	$849,923
Vistra Operations Tranche B3 1st Lien 4.057% (LIBOR03M + 2.00%) 12/1/25 •	2,870,000	2,853,185
Visual Comfort Group 2nd Lien 10.094% (LIBOR03M + 8.00%) 2/28/25 =•	150,714	152,410
Western Digital Tranche B4 1st Lien 3.844% (LIBOR03M + 1.75%) 4/29/23 •	476,686	477,233
WideOpenWest Finance Tranche B 1st Lien 5.335% (LIBOR03M + 3.25%) 8/19/23 •	289,203	277,364
Wink Holdco 2nd Lien 8.85% (LIBOR03M + 6.75%) 12/1/25 •	71,000	71,089
Wyndham Hotels & Resorts Tranche B 1st Lien 3.726% (LIBOR03M + 1.75%) 5/30/25 •	1,155,000	1,155,842
XPO Logistics Tranche B 1st Lien 4.091% (LIBOR03M + 2.00%) 2/24/25 •	3,030,000	3,012,762
Zayo Group Tranche B2 1st Lien 4.344% (LIBOR03M + 2.25%) 1/19/24 •	1,886,757	1,890,127
Zekelman Industries 1st Lien 4.582% (LIBOR03M + 2.25%) 6/14/21 •	2,117,730	2,118,724

Total Loan Agreements (cost $235,527,522)		235,457,129

Municipal Bonds – 0.14%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	405,000	406,733
Commonwealth of Massachusetts Series C 5.00% 10/1/25	120,000	141,152
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	360,716
State of California Various Purposes (Taxable Build America Bonds) 7.55% 4/1/39	925,000	1,367,400
Texas Water Development Board (2016 State Water Implementation) Series A 5.00% 10/15/45	290,000	328,492
(Water Implementation Revenue) Series B 5.00% 10/15/46	795,000	905,815

Total Municipal Bonds (cost $3,593,827)		3,510,308

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities – 1.76%
American Express Credit Account Master Trust Series 2017-2 A 2.523% (LIBOR01M + 0.45%) 9/16/24 •	1,500,000	$1,513,263
Series 2017-5 A 2.453% (LIBOR01M + 0.38%) 2/18/25 •	1,025,000	1,028,978
Series 2018-3 A 2.393% (LIBOR01M + 0.32%) 10/15/25 •	1,745,000	1,744,731
Series 2018-5 A 2.413% (LIBOR01M + 0.34%) 12/15/25 •	960,000	962,209
Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20 #	1,440,000	1,433,597
Barclays Dryrock Issuance Trust Series 2017-1 A 2.403% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 •	540,000	540,800
Chase Issuance Trust Series 2017-A1 A 2.373% (LIBOR01M + 0.30%) 1/18/22 •	1,745,000	1,748,986
Citibank Credit Card Issuance Trust Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 •	1,620,000	1,641,351
Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25 •	2,250,000	2,252,016
Discover Card Execution Note Trust Series 2017-A7 A7 2.433% (LIBOR01M + 0.36%) 4/15/25 •	1,525,000	1,529,084
Ford Credit Floorplan Master Owner Trust A Series 2017-1 A2 2.493% (LIBOR01M + 0.42%) 5/15/22 •	630,000	631,815
Golden Credit Card Trust Series 2014-2A A 144A 2.523% (LIBOR01M + 0.45%) 3/15/21 #•	1,195,000	1,197,373
Hertz Vehicle Financing Series 2018-2A A 144A 3.65% 6/27/22 #	1,000,000	999,997
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	3,746,250	3,656,902
Hyundai Auto Lease Securitization Trust Series 2018-A A3 144A 2.81% 4/15/21 #	2,000,000	1,994,717
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 2.274% (LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	1,000,495

Diversified Income Series-24

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.441% (LIBOR01M + 1.35%) 9/27/21 #•	1,125,000	$1,127,781
PFS Financing Series 2018-A A 144A 2.319% (LIBOR01M + 0.40%) 2/15/22 #•	1,085,000	1,083,979
PSNH Funding 3 Series 2018-1 A3 3.814% 2/1/35	1,675,000	1,688,675
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #•	947,434	933,887
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	605,194	597,827
Series 2016-2 A1 144A 3.00% 8/25/55 #•	626,733	618,659
Series 2016-3 A1 144A 2.25% 4/25/56 #•	862,253	842,205
Series 2017-1 A1 144A 2.75% 10/25/56 #•	745,596	729,973
Series 2017-2 A1 144A 2.75% 4/25/57 #•	410,902	404,166
Series 2017-4 M1 144A 3.25% 6/25/57 #•	1,505,000	1,421,422
Series 2018-1 A1 144A 3.00% 1/25/58 #•	709,057	698,163
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.923% (LIBOR01M + 0.85%) 12/15/20 #•	1,800,000	1,802,074
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	1,490,000	1,474,666
Series 2017-1A A 144A 2.06% 9/20/21 #	1,620,000	1,601,584
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.573% (LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,506,545
Wendys Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	1,169,125	1,136,997

Total Non-Agency Asset-Backed Securities (cost $43,766,844)		43,544,917

Non-Agency Collateralized Mortgage Obligations – 1.88%
Banc of America Alternative Loan Trust Series 2005-1 2A1 5.50% 2/25/20	39,932	38,254

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Banc of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	29,698	$28,059
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	71,549	71,598
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.351% 11/25/36 •	1,800,000	1,854,324
Flagstar Mortgage Trust Series 2018-1 A5 144A 3.50% 3/25/48 #•	1,496,006	1,476,254
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #•	1,176,515	1,175,438
JPMorgan Mortgage Trust Series 2014-2 B1 144A 3.419% 6/25/29 #•	711,293	700,226
Series 2014-2 B2 144A 3.419% 6/25/29 #•	265,871	260,083
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	1,050,000	1,051,037
Series 2015-4 B1 144A 3.624% 6/25/45 #•	1,072,613	1,047,345
Series 2015-4 B2 144A 3.624% 6/25/45 #•	769,483	736,571
Series 2016-4 B1 144A 3.902% 10/25/46 #•	522,804	517,313
Series 2016-4 B2 144A 3.902% 10/25/46 #•	896,920	882,329
Series 2017-1 B2 144A 3.551% 1/25/47 #•	1,690,186	1,621,859
Series 2017-2 A3 144A 3.50% 5/25/47 #•	809,084	793,408
Series 2017-6 B1 144A 3.854% 12/25/48 #•	1,144,950	1,117,506
Series 2018-3 A5 144A 3.50% 9/25/48 #•	2,674,383	2,640,744
Series 2018-4 A15 144A 3.50% 10/25/48 #•	1,823,866	1,815,110
Series 2018-6 1A4 144A 3.50% 12/25/48 #•	1,160,000	1,152,108
Series 2018-7FRB A2 144A 2.841% (LIBOR01M + 0.75%) 4/25/46 #=•	1,490,000	1,490,894
JPMorgan Trust Series 2015-1 B1 144A 2.91% 12/25/44 #•	1,415,537	1,410,820
Series 2015-1 B2 144A 2.91% 12/25/44 #•	1,309,493	1,302,213
Series 2015-5 B2 144A 2.972% 5/25/45 #•	1,215,451	1,196,464
Series 2015-6 B1 144A
3.614% 10/25/45 #•	742,026	728,901

Diversified Income Series-25

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust Series 2015-6 B2 144A 3.614% 10/25/45 #•	718,837	$700,831
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	987,779	981,669
Permanent Master Issuer Series 2018-1A 1A1 144A 2.747% (LIBOR03M + 0.38%) 7/15/58 #•	1,000,000	1,000,886
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	647,973	642,304
Series 2015-1 B2 144A 3.875% 1/25/45 #•	826,831	826,262
Series 2015-2 B2 144A 3.743% 5/25/45 #•	5,084,794	4,999,750
Series 2017-4 A1 144A 3.50% 7/25/47 #•	861,880	846,797
Series 2017-5 B1 144A 3.882% 8/25/47 #•	3,652,683	3,605,207
Series 2018-5 A4 144A 3.50% 5/25/48 #•	1,493,572	1,478,075
Silverstone Master Issuer Series 2018-1A 1A 144A 2.75% (LIBOR03M + 0.39%) 1/21/70 #•	4,000,000	4,003,376
Towd Point Mortgage Trust Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,059,857	1,042,688
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ◆	31,998	6,952
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	142,808	139,356
Series 2006-3 A11 5.50% 3/25/36	221,852	226,621
Series 2006-AR5 2A1 4.181% 4/25/36 •	180,413	171,255
Series 2007-AR10 2A1 3.746% 1/25/38 •	768,212	751,620

Total Non-Agency Collateralized Mortgage Obligations (cost $46,707,117)		46,532,507

Non-Agency Commercial Mortgage-Backed Securities – 5.98%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50 •	805,000	788,712

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	$3,550,610
Series 2017-BNK5 B 3.896% 6/15/60 •	1,500,000	1,471,550
Series 2017-BNK7 A5 3.435% 9/15/60	1,755,000	1,723,421
Series 2017-BNK8 A4 3.488% 11/15/50	1,265,000	1,240,200
BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51 •	270,000	269,055
CCUBS Commercial Mortgage Trust Series 2017-C1 A4 3.544% 11/15/50	1,000,000	979,261
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	12,150,000	11,831,437
Series 2016-CD2 A4 3.526% 11/10/49 •	1,365,000	1,351,775
CFCRE Commercial Mortgage Trust Series 2011-C2 C 144A 5.947% 12/15/47 #•	880,000	930,318
Series 2016-C7 A3 3.839% 12/10/54	2,695,000	2,700,349
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	1,935,000	1,942,985
Series 2015-GC27 A5 3.137% 2/10/48	5,210,000	5,074,913
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,035,728
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,527,109
Series 2018-C5 A4 4.228% 6/10/51	2,100,000	2,175,495
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	1,765,000	1,729,185
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,557,176
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	9,836,897
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	7,839,632
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	3,852,623
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	1,896,836
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	4,915,000	4,791,813
Series 2016-C3 A5 2.89% 9/10/49	1,985,000	1,872,763
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46 #•	2,040,000	2,133,330

Diversified Income Series-26

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust Series 2014-GRCE B 144A 3.52% 6/10/28 #	1,765,000	$1,760,696
GS Mortgage Securities Trust Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,033,127
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,252,961
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	2,969,265
Series 2017-GS5 XA 0.968% 3/10/50 •	33,038,926	1,950,027
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,310,799
Series 2018-GS9 A4 3.992% 3/10/51 •	1,370,000	1,392,644
Series 2018-GS9 C 4.51% 3/10/51 •	400,000	398,622
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,626,864
Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,191,069
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,256,981
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,336,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.718% 8/12/37 •	600,000	620,444
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,392,214
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,615,663
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	4,688,848
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	2,908,833
Series 2016-JP3 B 3.397% 8/15/49 •	700,000	663,867
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,576,282
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,461,136
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,669,141	1,264,641
Morgan Stanley BAML Trust Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,654,972
Series 2015-C26 A5 3.531% 10/15/48	1,970,000	1,954,984
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,576,485
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	2,310,000	2,185,386
Series 2006-T21 B 144A 5.216% 10/12/52 #•	800,000	798,464

		Principal amount°	Value (US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45		1,327,634	$1,330,267
Series 2018-C9 A4 4.117% 3/15/51 •		2,365,000	2,419,084
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #•		1,000,000	988,413
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 A5 3.405% 12/15/47		1,175,000	1,161,879
Series 2015-C30 XA 1.092% 9/15/58 •		16,103,722	850,085
Series 2015-NXS3 A4 3.617% 9/15/57		1,250,000	1,248,773
Series 2016-BNK1 A3 2.652% 8/15/49		2,575,000	2,392,923
Series 2017-C38 A5 3.453% 7/15/50		2,240,000	2,190,500
Series 2017-RB1 XA 1.44% 3/15/50 • .		20,535,702	1,786,842
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		3,605,000	3,534,946

Total Non-Agency Commercial Mortgage-Backed Securities (cost $154,468,722)			147,848,215

Regional Bonds – 0.54% Δ
Argentina – 0.09%
Provincia de Cordoba 144A 7.125% 8/1/27 #		1,575,000	1,293,469
144A 7.45% 9/1/24 #		920,000	828,377

			2,121,846

Australia – 0.11%
New South Wales Treasury 4.00% 5/20/26	AUD	1,094,900	879,562
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	1,254,000	906,734
144A 3.25% 7/21/28 #	AUD	1,298,000	973,533

			2,759,829

Canada – 0.34%
Province of Ontario Canada 2.60% 6/2/27	CAD	630,000	471,289
3.45% 6/2/45	CAD	1,488,000	1,223,122
Province of Quebec Canada 1.65% 3/3/22	CAD	2,281,000	1,696,648
2.75% 4/12/27		4,915,000	4,733,359
6.00% 10/1/29	CAD	224,000	221,287

			8,345,705

Total Regional Bonds (cost $14,094,760)			13,227,380

Diversified Income Series-27

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Sovereign Bonds – 2.89% Δ
Angola – 0.06%
Angolan Government International Bond 144A 9.375% 5/8/48 #		1,370,000	$1,386,984

			1,386,984

Argentina – 0.34%
Argentine Bonos del Tesoro 16.00% 10/17/23	ARS	52,592,000	1,684,126
21.20% 9/19/18	ARS	83,566,000	2,969,952
Argentine Republic Government International Bond 5.625% 1/26/22		2,185,000	2,047,345
6.875% 1/11/48		2,275,000	1,724,473

			8,425,896

Australia – 0.00%
Australia Government Bond 3.75% 4/21/37	AUD	33,000	27,331

			27,331

Bermuda – 0.06%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		1,600,000	1,490,400

			1,490,400

Brazil – 0.09%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	9,102,000	2,300,809
			2,300,809
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	496,000	422,976

			422,976

Colombia – 0.56%
Colombian TES 7.00% 6/30/32	COP	40,796,000,000	13,883,000

			13,883,000

Egypt – 0.10%
Egypt Government International Bond 144A 5.577% 2/21/23 #		1,200,000	1,140,000
144A 7.903% 2/21/48 #		1,300,000	1,187,316

			2,327,316

Indonesia – 0.02%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		600,000	591,070

			591,070

Ivory Coast – 0.12%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		3,400,000	3,005,991

			3,005,991

Jordan – 0.09%
Jordan Government International Bond 144A 5.75% 1/31/27 #		2,400,000	2,235,096

			2,235,096

		Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Mexico – 0.13%
Mexican Bonos 6.50% 6/9/22	MXN	21,417,000	$1,035,487
Mexico Government International Bond 4.15% 3/28/27		525,000	518,175
4.35% 1/15/47		1,700,000	1,523,200

			3,076,862

Mongolia – 0.10%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		2,710,000	2,571,747

			2,571,747

Nigeria – 0.09%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		2,300,000	2,262,188

			2,262,188

Peru – 0.16%
Peruvian Government International Bond 144A 6.85% 2/12/42 #	PEN	12,570,000	4,054,931

			4,054,931

Poland – 0.05%
Republic of Poland Government Bond 2.50% 1/25/23	PLN	1,554,000	417,080
3.25% 7/25/25	PLN	3,319,000	902,000

			1,319,080

Qatar – 0.08%
Qatar Government International Bond 144A 3.875% 4/23/23 #		1,993,000	1,995,264

			1,995,264

Republic of Korea – 0.14%
Export-Import Bank of Korea 4.00% 6/7/27	AUD	530,000	393,440
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	3,425,942,927	3,107,089

			3,500,529

Romania – 0.06%
Romanian Government International Bond 144A 5.125% 6/15/48 #		1,382,000	1,337,024

			1,337,024

Senegal – 0.08%
Senegal Government International Bond 144A 6.75% 3/13/48 #		2,380,000	2,043,861

			2,043,861

South Africa – 0.28%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	75,627,000	5,044,413
Republic of South Africa Government International Bond 5.875% 6/22/30		1,950,000	1,938,659

			6,983,072

Diversified Income Series-28

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)
Sovereign Bonds Δ (continued)
Sri Lanka – 0.05%
Sri Lanka Government International Bond 144A 5.75% 1/18/22 #		1,205,000	$1,186,770

			1,186,770

Turkey – 0.03%
Turkey Government Bond 8.00% 3/12/25	TRY	4,262,000	624,384

			624,384

Ukraine – 0.15%
Ukraine Government International Bond 144A 7.375% 9/25/32 #		2,210,000	1,900,708
144A 7.75% 9/1/26 #		2,000,000	1,860,290

			3,760,998

United Kingdom – 0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	614,186

			614,186

Total Sovereign Bonds (cost $79,899,639)			71,427,765

Supranational Banks – 1.52%
Asian Development Bank 3.50% 5/30/24	NZD	2,708,000	1,877,605
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		2,320,000	2,217,630
European Bank for Reconstruction & Development 6.00% 5/4/20	INR	223,300,000	3,173,992
European Investment Bank 1.00% 9/21/26	GBP	982,000	1,239,663
Inter-American Development Bank 5.50% 8/23/21	INR	370,000,000	5,104,353
6.25% 6/15/21	IDR	106,600,000,000	7,093,958
7.875% 3/14/23	IDR	88,730,000,000	6,268,035
International Bank for Reconstruction &
Development 2.155% (LIBOR01M + 0.07%) 4/17/19 •		1,507,000	1,507,705
2.50% 11/25/24		1,507,000	1,467,966
3.00% 2/2/23	NZD	2,193,000	1,496,716
3.375% 1/25/22	NZD	720,000	499,973
4.625% 10/6/21	NZD	1,123,000	809,375
International Finance 3.625% 5/20/20	NZD	472,000	327,485
3.75% 8/9/27	NZD	790,000	543,189
7.00% 7/20/27	MXN	80,090,000	3,825,883

Total Supranational Banks (cost $40,826,902)			37,453,528

	Principal amount°	Value (US $)

US Treasury Obligations – 8.45%
US Treasury Inflation Indexed Note 0.125% 4/15/22 ¥	25,389,772	$24,875,233
US Treasury Notes 1.25% 6/30/19	24,095,000	23,832,873
2.25% 11/15/27	1,440,000	1,368,562
2.625% 6/30/23	59,805,000	59,502,470
2.875% 5/15/28	86,600,000	86,747,151
3.125% 5/15/48	12,165,000	12,493,597

Total US Treasury Obligations (cost $208,819,868)		208,819,886

	Number of shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	0
Century Communications =†	2,500,000	0

Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.88%
A Schulman 6.00% exercise price $52.33 y	2,649	2,781,524
AMG Capital Trust II 5.15% exercise price $200.00, maturity date 10/15/37 .	28,129	1,684,224
Assurant 6.50% exercise price $106.91, maturity date 3/15/21	20,438	2,289,669
Bank of America 7.25% exercise price $50.00 y	1,140	1,425,570
Becton Dickinson 6.125% exercise price $211.80, maturity date 5/1/20	26,215	1,621,398
Crown Castle International 6.875% exercise price $115.20, maturity date 8/1/20	990	1,063,584
DTE Energy 6.50% exercise price $116.31, maturity date 10/1/19	24,034	1,242,317
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	37,033	1,759,067
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	1,317,000	1,303,800
Kinder Morgan 9.75% exercise price $32.38, maturity date 10/26/18	62,885	$2,180,223
QTS Realty Trust 6.50% exercise price $47.03 y	18,173	1,826,568
Wells Fargo & Co. 7.50% exercise price $156.71 y	829	1,044,092
Welltower 6.50% exercise price $57.42 y	25,809	1,534,345

Total Convertible Preferred Stock (cost $21,504,140)		21,756,381

Diversified Income Series-29

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Preferred Stock – 0.15%
General Electric 5.00% µy	1,146,000	$1,131,961
Morgan Stanley 5.55% µy	2,085,000	2,151,616
USB Realty 144A 3.495% (LIBOR03M + 1.15%) #y•	300,000	272,625

Total Preferred Stock (cost $3,542,934)		3,556,202

	Principal amount°

Short-Term Investments –5.25%
Discount Notes – 2.03% ≠
Federal Home Loan Bank 0.763% 7/2/18	46,248,702	46,248,702
1.375% 7/6/18	3,918,669	3,917,858

		50,166,560

Repurchase Agreements – 3.22%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $10,742,329 (collateralized by US government obligations 0.00% 7/5/18; market value $10,955,338)	10,740,521	10,740,521
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $32,226,853 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $32,865,995)	32,221,563	32,221,563
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $36,723,880 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $37,452,115).	36,717,760	36,717,760

		79,679,844

Total Short-Term Investments (cost $129,844,356)		129,846,404

Total Value of Securities –100.99% (cost $2,541,784,755)		$2,496,024,531

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $648,286,153, which represents 26.23% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.

† Non-income producing security.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

¥	Fully or partially pledged as collateral for futures contracts.

Diversified Income Series-30

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	(6,388,116)	USD	4,726,375	8/10/18	$—	$(1,840)
BAML	CAD	(5,372,803)	USD	4,037,121	8/10/18	—	(52,797)
BAML	EUR	317,148	USD	(372,294)	8/10/18	—	(743)
BAML	JPY	(713,145,320)	USD	6,531,173	8/10/18	71,010	—
BAML	NZD	(6,975,118)	USD	4,805,507	8/10/18	81,093	—
BNP	AUD	(1,819,586)	USD	1,346,557	8/10/18	—	(224)
BNP	INR	(236,836,757)	USD	3,416,079	8/10/18	—	(22,717)
BNP	JPY	(110,144,246)	USD	1,008,951	8/10/18	11,189	—
BNP	MXN	9,816,327	USD	(484,472)	8/10/18	6,429	—
BNP	NOK	(12,297,628)	USD	1,517,073	8/10/18	4,511	—
HSBC	EUR	(1,205,061)	USD	1,414,465	8/10/18	2,689	—
HSBC	GBP	(5,453,438)	USD	7,251,436	8/10/18	40,195	—
JPMC	KRW	(3,480,705,620)	USD	3,121,233	8/10/18	—	(7,575)
JPMC	PLN	(3,466,675)	USD	933,684	8/10/18	7,592	—
TD	COP	(12,976,537,496)	USD	4,413,863	8/10/18	—	(4,936)
TD	IDR	(115,108,334,621)	USD	8,044,273	8/10/18	44,251	—
TD	JPY	1,314,174,734	USD	(12,038,072)	8/10/18	—	(133,369)
TD	ZAR	17,452,526	USD	(1,267,606)	7/2/18	4,199	—
UBS	KRW	(1,579,366,529)	USD	1,408,451	8/10/18	—	(11,243)

Total Foreign Currency Exchange Contracts						$273,158	$(235,444)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(353)	E-mini S&P 500 Index	$(48,036,240)	$(47,773,962)	9/22/18	$—	$(262,278)	$(37,065)
3,040	US Treasury 10 yr Notes	365,370,000	364,912,764	9/20/18	457,236	—	(13,462)
667	US Treasury Long Bond	96,715,000	96,998,282	9/20/18	—	(283,282)	20,844

Total Futures Contracts			$414,137,084		$457,236	$(545,560)	$(29,683)

Diversified Income Series-31

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Swap Contracts

CDS Contracts2

						Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[3]	Payments	Value	Paid (Received)	Appreciation[4]	Brokers
Centrally Cleared/ Protection Purchased:
CDX.EM.29[5] 6/20/23 – Quarterly	86,555,000	1.00%	$3,435,802	$3,214,880	$220,922	$54,895
CDX.NA.HY.30[6] 6/20/23 – Quarterly	74,660,000	5.00%	(4,355,128)	(4,608,281)	253,153	50,926
ITRX.EUR[7] 6/20/23 – Quarterly	6,240,000	1.00%	279,587	279,399	188	276,882

			(639,739)	(1,114,002)	474,263	382,703

Over-The-Counter/ Protection Sold/ Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[8] 5/11/63 – Monthly	13,275,000	3.00%	(1,377,119)	(1,560,402)	183,283	—

			(1,377,119)	(1,560,402)	183,283	—

Total CDS Contracts			$(2,016,858)	$(2,674,404)	$657,546	$382,703

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(89,578).

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality ratings of CCC and above.

6Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

7The ITRX.EUR indices trade 3-, 5-, 7- and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark iTraxx Europe Indices comprises 125 equally-weighted European names.

8Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Diversified Income Series-32

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BBSW3M – Bank Bill Swap 3 Months

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Market

CDX.NA.HY – Credit Default Swap Index North American High Yield

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

ITRX.EUR – European iTraxx Indices

JPM – JPMorgan

JPMC – JPMorgan Chase

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

RBS – Royal Bank of Scotland

Diversified Income Series-33

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

USD – US Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-34

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Statement of assets and liabilities                                                             June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$2,496,024,531
Foreign currencies, at value[2]	8,219,401
Cash collateral due from brokers	6,514,676
Cash	3,132,271
Receivable for securities sold	60,670,616
Dividends and interest receivables	19,761,875
Upfront payments paid on credit default swap contracts	3,494,279
Variation margin due from brokers on centrally cleared default swap contracts	382,703
Receivable for series shares sold	274,457
Unrealized appreciation on foreign currency exchange contracts	273,158
Unrealized appreciation on credit default swap contracts	183,283
Swap payments receivable	2,223
Other assets[3]	1,305,392

Total assets	2,600,238,865

Liabilities:
Payable for securities purchased	114,107,582
Upfront payments received on credit default swap contracts	6,168,683
Contingent liabilities[3]	4,351,308
Cash collateral due to brokers	1,430,000
Management fees payable to affiliates	1,179,617
Distribution fees payable to affiliates	529,734
Other accrued expenses payable	351,942
Unrealized depreciation on foreign currency exchange contracts	235,444
Swap payments payable	135,859
Payable for series shares redeemed	105,908
Variation margin due to broker on futures contracts	29,683
Audit and tax fees payable	24,217
Dividend disbursing and transfer agent fees and expenses payable to affiliates	15,245
Accounting and administration expenses payable to affiliates	7,972
Trustees’ fees and expenses payable to affiliates	7,406
Legal fees payable to affiliates	4,313
Reports and statements to shareholders expenses payable to affiliates	1,547

Total liabilities	128,686,460

Total Net Assets	$2,471,552,405

Diversified Income Series-35

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Statement of assets and liabilities (continued)

Net Assets Consist of:
Paid-in capital	$2,554,809,998
Undistributed net investment income	39,092,010
Accumulated net realized loss	(76,915,172)
Net unrealized depreciation of investments	(45,760,224)
Net unrealized depreciation of foreign currencies	(191,565)
Net unrealized appreciation of foreign currency exchange contracts	37,714
Net unrealized depreciation of futures contracts	(88,324)
Net unrealized appreciation of swap contracts	567,968

Total Net Assets	$2,471,552,405

Net Asset Value:
Standard Class:
Net assets	$325,747,743
Shares of beneficial interest outstanding, unlimited authorization, no par	32,651,988
Net asset value per share	$9.98

Service Class:
Net assets	$2,145,804,662
Shares of beneficial interest outstanding, unlimited authorization, no par	216,415,204
Net asset value per share	$9.92

[1]Investments, at cost	$2,541,784,755
[2]Foreign currencies, at cost	8,296,823
[3]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-36

Delaware VIP® Trust —

Delaware VIP Diversified Income Series Statement of operations

Six months ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$50,024,541
Dividends	610,681
Foreign tax withheld	(47,002)

50,588,220

Expenses:
Management fees	7,197,133
Distribution expenses – Service Class	3,237,851
Reports and statements to shareholders expenses	242,322
Accounting and administration expenses	235,751
Dividend disbursing and transfer agent fees and expenses	104,281
Custodian fees	81,871
Legal fees	78,176
Trustees’ fees and expenses	58,594
Audit and tax fees	25,358
Registration fees	311
Other	83,000

11,344,648
Less waived distribution expenses – Service Class	(356,987)
Less expenses paid indirectly	(19,981)

Total operating expenses	10,967,680

Net Investment Income	39,620,540

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(23,827,435)
Foreign currencies	(9,113,435)
Foreign currency exchange contracts	(13,609)
Futures contracts	3,585,920
Options purchased	256,129
Swap contracts	(82,945)

Net realized loss	(29,195,375)

Net change in unrealized appreciation (depreciation) of:
Investments	(72,273,762)
Foreign currencies	(237,093)
Foreign currency exchange contracts	661,504
Futures contracts	610,069
Options purchased	232,248
Swap contracts	1,430,195

Net change in unrealized appreciation (depreciation)	(69,576,839)

Net Realized and Unrealized Loss	(98,772,214)

Net Decrease in Net Assets Resulting from Operations	$(59,151,674)

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,620,540	$72,163,413
Net realized loss	(29,195,375)	(661,170)
Net change in unrealized appreciation (depreciation)	(69,576,839)	42,690,012

Net increase (decrease) in net assets resulting from operations	(59,151,674)	114,192,255

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(10,363,469)	(8,640,054)
Service Class	(64,115,915)	(49,949,320)

	(74,479,384)	(58,589,374)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	12,614,439	26,291,205
Service Class	72,145,086	209,535,772

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	10,363,469	8,640,054
Service Class	64,115,915	49,949,320

	159,238,909	294,416,351

Cost of shares redeemed:
Standard Class	(12,721,107)	(31,933,271)
Service Class	(59,774,561)	(36,521,555)

	(72,495,668)	(68,454,826)

Increase in net assets derived from capital share transactions	86,743,241	225,961,525

Net Increase (Decrease) in Net Assets	(46,887,817)	281,564,406

Net Assets:
Beginning of period	2,518,440,222	2,236,875,816

End of period	$2,471,552,405	$2,518,440,222

Undistributed net investment income	$39,092,010	$73,950,854

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-37

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/18[1] (Unaudited)	12/31/17	12/31/16	Year ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.54	$10.29	$10.29	$10.84	$10.53	$11.07

Income (loss) from investment operations:
Net investment income[2]	0.17	0.34	0.27	0.35	0.33	0.33
Net realized and unrealized gain (loss)	(0.40)	0.19	0.09	(0.45)	0.22	(0.46)

Total from investment operations	(0.23)	0.53	0.36	(0.10)	0.55	(0.13)

Less dividends and distributions from:
Net investment income	(0.33)	(0.28)	(0.36)	(0.33)	(0.24)	(0.26)
Net realized gain	—	—	—	(0.12)	—	(0.15)

Total dividends and distributions	(0.33)	(0.28)	(0.36)	(0.45)	(0.24)	(0.41)

Net asset value, end of period	$9.98	$10.54	$10.29	$10.29	$10.84	$10.53

Total return[3]	(2.22% )	5.22%	3.52%	(1.08% )	5.32%	(1.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$325,748	$333,226	$322,535	$339,023	$473,568	$489,953
Ratio of expenses to average net assets	0.65%	0.66%	0.67%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets[4]	3.42%	3.22%	2.63%	3.29%	3.09%	3.10%
Portfolio turnover	70%	145%	247%	250%	252%	260%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

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Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/18[1] (Unaudited)	12/31/17	12/31/16	Year ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.46	$10.22	$10.22	$10.77	$10.47	$11.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.31	0.25	0.32	0.31	0.30
Net realized and unrealized gain (loss)	(0.40)	0.18	0.08	(0.45)	0.21	(0.45)

Total from investment operations	(0.24)	0.49	0.33	(0.13)	0.52	(0.15)

Less dividends and distributions from:
Net investment income	(0.30)	(0.25)	(0.33)	(0.30)	(0.22)	(0.23)
Net realized gain	—	—	—	(0.12)	—	(0.15)

Total dividends and distributions	(0.30)	(0.25)	(0.33)	(0.42)	(0.22)	(0.38)

Net asset value, end of period	$9.92	$10.46	$10.22	$10.22	$10.77	$10.47

Total return[3]	(2.39% )	4.89%	3.28%	(1.34% )	4.98%	(1.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,145,804	$2,185,214	$1,914,341	$1,831,388	$1,819,811	$1,536,240
Ratio of expenses to average net assets	0.92%	0.91%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived[4]	0.95%	0.96%	0.97%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	3.15%	2.97%	2.38%	3.04%	2.84%	2.85%
Ratio of net investment income to average net assets prior to fees waived[4]	3.12%	2.92%	2.33%	2.99%	2.79%	2.80%
Portfolio turnover	70%	145%	247%	250%	252%	260%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-39

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2018, and matured on the next business day.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At June 30, 2018, the Series received $120,000 in cash as collateral for open TBA transactions as of June 30, 2018, which is included under “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes to foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $19,980 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $48,861 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $93,110 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Diversified Income Series-41

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $29,310 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$621,760,221
Purchases of US government securities	1,119,306,013
Sales other than US government securities	489,227,165
Sales of US government securities	1,209,098,298

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$2,541,784,755	$24,996,831	$(70,150,119)	$(45,153,288)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Dec. 31, 2017, capital loss carryforwards available to offset future realized gains were as follows:

Loss carryforward character
Short-term	No Expiration Long-term	Total
$22,152,596	$21,564,502	$43,717,098

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$643,505,816	$1,490,894	$644,996,710
Collateralized Debt Obligations	—	122,143,733	—	122,143,733
Corporate Debt	—	1,003,829,105	—	1,003,829,105
Foreign Debt	—	122,108,673	—	122,108,673
Municipal Bonds	—	3,510,308	—	3,510,308
Loan Agreements[1]	—	232,090,575	3,366,554	235,457,129
US Treasury Obligations	—	208,819,886	—	208,819,886
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	14,227,766	7,528,615	—	21,756,381
Preferred Stock	—	3,556,202	—	3,556,202
Short-Term Investments	—	129,846,404	—	129,846,404

Total Value of Securities	$14,227,766	$2,476,939,317	$4,857,448	$2,496,024,531

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$273,158	$—	$273,158
Futures Contracts	457,236	—		457, 236
Swap Contracts	—	657,546	—	657,546
Liabilities:
Foreign Currency Exchange Contracts	—	(235,444)	—	(235,444)
Futures Contracts	(545,560)	—	—	(545,560)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.77%	0.23%	100.00%
Loan Agreements	—	98.57%	1.43%	100.00%
Convertible Preferred Stock	65.40%	34.60%	—	100.00%

2Foreign Currency Exchange contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Diversified Income Series-43

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	1,223,848	2,521,490
Service Class	7,019,798	20,249,530

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,031,191	841,290
Service Class	6,418,009	4,887,409

	15,692,846	28,499,719

Shares redeemed:
Standard Class	(1,232,249)	(3,067,813)
Service Class	(5,906,809)	(3,519,410)

	(7,139,058)	(6,587,223)

Net increase	8,553,788	21,912,496

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amount outstanding as of June 30, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. At June 30, 2018, the Series posted $252,000 in security as collateral for open foreign currency exchange contracts.

During the six months ended June 30, 2018, the Series entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owned that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2018, the Series posted $6,695,505 in security as collateral for open futures contracts. Security collateral is presented on the “Schedule of investments.”

During the six months ended June 30, 2018, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended June 30, 2018, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may invest in interest rate swap contracts to manage the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap

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Notes to financial statements (continued)

6. Derivatives (continued)

contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Series entered into interest rate swap contracts to manage the Series’ sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Series entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at June 30, 2018, the notional value of the protection sold was $13,275,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Series and other third parties which the Series can obtain occurrence of a credit event. At June 30, 2018, the net unrealized appreciation of the protection sold was $183,283.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Series entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2018, the Series posted $5,044,676 in cash as collateral for certain open centrally cleared swap contracts, which is included under “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2018, for bilateral open derivatives contracts, the Series posted

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Notes to financial statements (continued)

6. Derivatives (continued)

$1,470,000 in cash as collateral, which is included under “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2018, the Series received $1,310,000 in cash as collateral for certain open derivatives, which is included under “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$273,158	$—	$—	$273,158
Variation margin due to broker on futures contracts*	—	457,236	—	457,236
Variation margin due from brokers on centrally cleared credit default swap contracts**	—	—	474,263	474,263
Unrealized appreciation on credit default swap contracts	—	—	183,283	183,283

Total	$273,158	$457,236	$657,546	$1,387,940

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$235,444	$—	$—	$235,444
Variation margin due to broker on futures contracts*	—	262,278	283,282	545,560

Total	$235,444	$262,278	$283,282	$781,004

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared credit default swap contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2018 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(13,609)		$(411,218)	$—	$(424,827)
Equity contracts	—	299,821	—	—	299,821
Interest rate contracts	—	3,286,099	667,347	303,871	4,257,317
Credit contracts	—	—	—	(386,816)	(386,816)

Total	$(13,609)	$3,585,920	$256,129	$(82,945)	$3,745,495

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swaps Contracts	Total
Currency contracts	$661,504	$—	$232,248	$—	$893,752
Equity contracts	—	(262,278)	—	—	(262,278)
Interest rate contracts	—	872,347	—	298,700	1,171,047
Credit contracts	—	—	—	1,131,495	1,131,495

Total	$661,504	$610,069	$232,248	$1,430,195	$2,934,016

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Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2018:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	61,606,276	USD 89,106,437
Futures contracts (average notional value)		152,132,555	80,900,537
Options contracts (average value)		73,753	—
CDS contracts (average notional value)*		30,051,186	13,227,480
CDS contracts (average notional value)*	EUR	49,920	—
Interest rate swap contracts (average notional value)**	USD	—	6,834,720

* Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2018, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position(a)
Bank of America Merrill Lynch	$152,103	$(55,380)	$96,723
BNP Paribas	22,129	(22,941)	(812)
Hong Kong Shanghai Bank	42,884	—	42,884
JPMorgan Chase	7,592	(7,575)	17
Morgan Stanley Capital	183,283		183,283
Toronto Dominion Bank	48,450	(138,305)	(89,855)
UBS	—	(11,243)	(11,243)

Total	$456,441	$(235,444)	$220,997

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Notes to financial statements (continued)

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$96,723	—	$(96,723)	$—	$—	$—
BNP Paribas	(812)	—		—	—	(812)
Hong Kong Shanghai Bank	42,884	—	(42,884)	—	—	—
JPMorgan Chase	17	—	(17)	—	—	—
Morgan Stanley Capital	183,283	—	—	—	—	183,283
Toronto Dominion Bank	(89,855)	—	—	—	—	(89,855)
UBS	(11,243)	—	—	—	—	(11,243)

Total	$220,997	$—	$(139,624)	$—	$—	$81,373

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$10,740,521	$(10,740,521)	$—	$(10,740,521)	$—
Bank of Montreal	32,221,563	(32,221,563)	—	(32,221,563)	—
BNP Paribas	36,717,760	(36,717,760)	—	(36,717,760)	—

Total	$79,679,844	$(79,679,844)	$—	$(79,679,844)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

(b)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of June 30, 2018.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral

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Notes to financial statements (continued)

8. Securities Lending (continued)

received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which

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Notes to financial statements (continued)

9. Credit and Market Risk (continued)

provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued to the securities valuation procedures noted in Note 1.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Series of certain amounts received by the Series because a US Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third-party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a contingent liability of $4,351,308 and an asset of $1,305,392 based on the expected recoveries to unsecured creditors as of June 30, 2018 that resulted in a net decrease in the Series’ NAV to reflect this potential recovery.

12. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

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Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Diversified Income Series at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware VIP Diversified Income Series (the “Series”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Series, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Series’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Series.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Series would retain final portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Diversified Income Series-52

Delaware VIP® Trust — Delaware VIP Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov

Diversified Income Series-53

SA-VIPDIVINC 21924 (8/18) (559967)

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$906.00	1.35%	$6.38
Service Class	1,000.00	904.70	1.62%	7.65

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.10	1.35%	$6.76
Service Class	1,000.00	1,016.76	1.62%	8.10

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Security type / country and sector allocations As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	89.55%
Argentina	3.09%
Bahrain	0.13%
Brazil	11.91%
Chile	0.80%
China/Hong Kong	21.36%
India	8.65%
Japan	0.57%
Malaysia	1.31%
Mexico	4.81%
Peru	0.29%
Republic of Korea	18.25%
Russia	6.47%
South Africa	0.47%
Taiwan	6.23%
Thailand	1.08%
Turkey	0.82%
United Kingdom	1.32%
United States	1.99%
Exchange-Traded Fund	0.72%
Preferred Stock by Country	6.43%
Brazil	1.60%
Republic of Korea	3.11%
Russia	1.72%
Participation Notes	0.00%
Short-Term Investments	3.02%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Common stock, preferred stock, and participation notes by sector²	Percentage of net assets
Consumer Discretionary	8.29%
Consumer Staples	7.30%
Energy	15.79%
Financials	8.54%
Healthcare	1.72%
Industrials	1.52%
Information Technology[1]	35.86%
Materials	4.66%
Real Estate	2.38%
Telecommunication Services	9.26%
Utilities	0.66%
Total	95.98%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

1 To monitor compliance with the Series’ concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, Internet, semiconductors, and electronics. As of June 30, 2018, such amounts, as a percentage of total net assets, were 20.54%, 14.33%, and 0.99%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Schedule of investments June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 89.55% Δ
Argentina – 3.09%
Arcos Dorados Holdings Class A	449,841	$3,126,395
Cablevision Holding GDR †	262,838	2,742,268
Cresud ADR	328,977	4,875,439
Grupo Clarin GDR 144A #†	77,680	285,412
IRSA Inversiones y Representaciones ADR	430,000	7,434,700

		18,464,214

Bahrain – 0.13%
Aluminium Bahrain GDR 144A #	91,200	765,223

		765,223

Brazil – 11.91%
AES Tiete Energia	330,193	826,388
Atacadao Distribuicao Comercio e Industria	532,600	2,044,788
B2W Cia Digital †	2,553,158	17,654,553
Banco Bradesco ADR	798,600	5,478,396
Banco Santander Brasil ADR	53,466	400,995
BRF ADR †	341,500	1,598,220
Centrais Eletricas Brasileiras †	711,800	2,262,627
Cia Brasileira de Distribuicao ADR	300,000	5,994,000
Gerdau ADR	444,900	1,574,946
Hypera	553,000	3,929,464
Itau Unibanco Holding ADR	699,550	7,261,329
Petroleo Brasileiro ADR	488,906	4,903,727
Rumo †	234,448	846,874
Telefonica Brasil ADR	392,181	4,655,188
TIM Participacoes ADR	350,000	5,901,000
Vale	457,197	5,825,037

		71,157,532

Chile – 0.80%
Sociedad Quimica y Minera de Chile ADR	100,000	4,805,000

		4,805,000

China/Hong Kong – 21.36%
Alibaba Group Holding ADR †	75,000	13,914,750
Baidu ADR †	49,200	11,955,600
China Mengniu Dairy †	1,448,000	4,909,350
China Mobile ADR	200,000	8,878,000
China Petroleum & Chemical	2,260,000	2,019,297
China Petroleum & Chemical ADR	42,234	3,794,303
Ctrip.com International ADR †	130,000	6,191,900
JD.com ADR †	91,700	3,571,715
Kunlun Energy	4,622,900	4,048,043
PetroChina Class H	3,000,000	2,282,808
SINA †	200,000	16,938,000
Sohu.com ADR †	491,279	17,440,405
Tencent Holdings	412,500	20,704,917
Tianjin Development Holdings	35,950	14,984
Tingyi Cayman Islands Holding	1,706,000	3,957,530
Tsingtao Brewery Class H	500,000	2,746,762
Weibo ADR †	40,000	3,550,400

	Number of shares	Value (US $)
Common Stock Δ (continued)
China/Hong Kong (continued)
ZhongAn Online P&C Insurance Class H 144A #†	109,400	$690,931

		127,609,695

India – 8.65%
Indiabulls Real Estate GDR †	44,628	101,752
Natco Pharma	200,000	2,351,894
RattanIndia Infrastructure GDR †	131,652	7,302
Reliance Industries	1,600,000	22,709,188
Reliance Industries GDR 144A #	860,000	24,166,000
Sify Technologies ADR	91,200	167,808
Tata Motors ADR †	110,000	2,150,500

		51,654,444

Japan – 0.57%
Renesas Electronics †	350,000	3,433,139

		3,433,139

Malaysia – 1.31%
Hong Leong Bank	1,549,790	6,982,591
UEM Sunrise	4,748,132	834,552

		7,817,143

Mexico – 4.81%
America Movil Class L ADR	213,289	3,553,395
Cemex ADR †	506,188	3,320,593
Fomento Economico Mexicano ADR	98,307	8,630,371
Grupo Financiero Banorte Class O	754,700	4,437,702
Grupo Lala	606,200	625,727
Grupo Televisa ADR	432,500	8,195,875

		28,763,663

Peru – 0.29%
Cia de Minas Buenaventura ADR	125,440	1,709,747

		1,709,747

Republic of Korea – 18.25%
Hite Jinro	150,000	2,644,684
KB Financial Group ADR	90,000	4,183,200
LG Display ADR	188,309	1,551,666
LG Electronics	62,908	4,684,939
LG Uplus	500,000	6,280,843
Lotte †	69,206	3,558,101
Lotte Chilsung Beverage	1,421	1,959,692
Lotte Confectionery	8,599	1,396,518
NCSoft	7,931	2,640,109
Samsung Electronics	982,700	41,133,202
Samsung Life Insurance	71,180	6,284,533
SK Hynix	180,000	13,841,184
SK Telecom	16,491	3,447,647
SK Telecom ADR	660,000	15,391,200

		108,997,518

Russia – 6.47%
Enel Russia PJSC GDR	15,101	15,365
Etalon Group GDR 144A #	354,800	972,152
Gazprom PJSC ADR	783,900	3,449,944

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock Δ (continued)
Russia (continued)
LUKOIL PJSC ADR (London International Exchange)	133,500	$9,128,730
MegaFon PJSC GDR	234,178	2,072,475
Mobile TeleSystems PJSC ADR	154,402	1,363,370
Sberbank of Russia PJSC	3,308,402	11,484,352
Surgutneftegas OJSC ADR	294,652	1,313,559
T Plus =†	25,634	0
VEON ADR	692,688	1,648,597
Yandex Class A †	200,000	7,180,000

		38,628,544

South Africa – 0.47%
ArcelorMittal South Africa †	374,610	57,895
Impala Platinum Holdings †	500,000	738,108
Sun International †	210,726	938,455
Tongaat Hulett	182,915	1,067,021

		2,801,479

Taiwan – 6.23%
Hon Hai Precision Industry	1,605,706	4,381,808
MediaTek	1,045,000	10,282,566
President Chain Store	500,000	5,666,071
Taiwan Semiconductor Manufacturing	2,375,864	16,871,101

		37,201,546

Thailand – 1.08%
Bangkok Bank-Foreign	638,091	3,823,153
PTT Exploration & Production -Foreign	617,051	2,616,833

		6,439,986

Turkey – 0.82%
Turkcell Iletisim Hizmetleri	730,024	1,933,975
Turkiye Sise ve Cam Fabrikalari	3,243,612	2,986,706

		4,920,681

United Kingdom – 1.32%
Anglo American ADR	92,815	1,049,738
Griffin Mining †	1,642,873	2,851,159
Hikma Pharmaceuticals	200,000	3,961,889

		7,862,786

	Number of shares	Value (US $)
Common Stock Δ (continued)
United States – 1.99%
Altaba †	157,300	$11,515,933
Avon Products †	241,200	390,744

		11,906,677

Total Common Stock (cost $486,852,897)		534,939,017

Exchange-Traded Fund – 0.72%
iShares MSCI Turkey ETF	143,000	4,321,460

Total Exchange-Traded Fund (cost $5,709,139)		4,321,460

Preferred Stock – 6.43% Δ
Brazil – 1.60%
Braskem Class A 6.28%	288,768	3,753,630
Centrais Eletricas Brasileiras Class B †	233,700	827,289
Gerdau 0.93%	389,400	1,391,522
Petroleo Brasileiro Class A ADR 0.25%	403,795	3,569,548

		9,541,989

Republic of Korea – 3.11%
CJ 2.36%	28,030	1,702,675
Samsung Electronics 2.50%	499,750	16,882,537

		18,585,212

Russia – 1.72%
Transneft PJSC 7.05%	3,887	10,299,107

		10,299,107

Total Preferred Stock (cost $25,904,201)		38,426,308

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A =†	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments – 3.02%
Discount Note – 1.11% ≠
Federal Home Loan Bank 0.763% 7/2/18	6,613,957	$6,613,958

		6,613,958

Repurchase Agreements – 1.91%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $1,536,260 (collateralized by US government obligations 0.00% 7/05/18; market value $1,566,722)	1,536,001	1,536,001
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $4,608,760 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $4,700,163)	4,608,003	4,608,003

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $5,251,879 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $5,356,024)	5,251,004	$5,251,004

		11,395,008

Total Short-Term Investments (cost $18,008,685)		18,008,966

Total Value of Securities – 99.72% (cost $541,427,119)	$595,695,751

#

 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $26,879,718, which represents 4.50% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of Abbreviations:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$595,695,751
Foreign currencies, at value[2]	509,418
Cash	1,860
Dividends and interest receivable	2,239,286
Receivable for series shares sold	338,369
Foreign tax reclaims receivable	15,987

Total assets	598,800,671

Liabilities:
Payable for series shares redeemed	495,300
Investment management fees payable	622,236
Other accrued expenses	189,257
Distribution fees payable to affiliates	88,842
Audit and tax fees payable	18,026
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,761
Accounting and administration expenses payable to affiliates	2,214
Trustees’ fees and expenses payable	1,817
Legal fees payable to affiliates	1,448
Reports and statements to shareholders expenses payable to affiliates	374

Total liabilities	1,423,275

Total Net Assets	$597,377,396

Net Assets Consist of:
Paid-in capital	$536,275,238
Distributions in excess of net investment income	(8,347,989)
Accumulated net realized gain on investments	15,203,007
Net unrealized appreciation of investments	54,268,632
Net unrealized depreciation of foreign currencies	(21,492)

Total Net Assets	$597,377,396

Standard Class:
Net assets	$246,856,977
Shares of beneficial interest outstanding, unlimited authorization, no par	11,269,193
Net asset value per share	$21.91

Service Class:
Net assets	$350,520,419
Shares of beneficial interest outstanding, unlimited authorization, no par	16,044,836
Net asset value per share	$21.85

[1]Investments, at cost	$541,427,119
[2]Foreign currencies, at cost	522,846

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of operations Six months ended June 30, 2018 (Unaudited)	Delaware VIP Trust — Delaware VIP Emerging Markets Series Statements of changes in net assets

Investment Income:
Dividends	$7,346,825
Interest	29,158
Foreign tax withheld	(940,227)

6,435,756

Expenses:
Management fees	4,028,570
Distribution expenses - Service Class	572,159
Custodian fees	136,923
Accounting and administration expenses	72,399
Reports and statements to shareholders	45,674
Dividend disbursing and transfer agent fees and expenses	27,477
Audit and tax	26,338
Legal fees	21,194
Trustees’ fees and expenses	15,350
Registration fees	222
Other	11,827

4,958,133
Less waived distribution expenses - Service Class	(64,203)
Less expenses paid indirectly	(1)

Total operating expenses	4,893,929

Net Investment Income	1,541,827

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,981,630
Foreign currencies	(21,107)
Foreign currency exchange contracts	16,835

Net realized gain	15,977,358

Net change in unrealized appreciation (depreciation) of:
Investments*	(77,206,103)
Foreign currencies	(77,675)

Net change in unrealized appreciation (depreciation)	(77,283,778)

Net Realized and Unrealized Loss	(61,306,420)

Net Decrease in Net Assets Resulting from Operations	$(59,764,593)

* Includes $1,952,376 decrease in capital gains tax accrued.

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,541,827	$13,736,754
Net realized gain	15,977,358	10,440,357
Net change in unrealized appreciation (depreciation)	(77,283,778)	175,201,769

Net increase (decrease) in net assets resulting from operations	(59,764,593)	199,378,880

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,231,564)	(1,380,619)
Service Class	(11,419,770)	(1,408,749)

Net realized gain:
Standard Class	(823,156)	—
Service Class	(1,232,904)	—

	(21,707,394)	(2,789,368)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	30,725,673	44,659,187
Service Class	23,327,232	25,104,978

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,054,720	1,380,619
Service Class	12,652,674	1,408,749

	75,760,299	72,553,533

Cost of shares redeemed:
Standard Class	(51,736,651)	(30,228,125)
Service Class	(22,400,001)	(68,865,323)

	(74,136,652)	(99,093,448)

Increase (decrease) in net assets derived from capital share transactions	1,623,647	(26,539,915)

Net Increase (Decrease) in Net Assets	(79,848,340)	170,049,597

Net Assets:
Beginning of period	677,225,736	507,176,139

End of period	$597,377,396	$677,225,736

Undistributed (distributions in excess of) net investment income	$(8,347,989)	$9,761,518

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six months ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$25.06	$17.94	$16.27	$19.54	$21.47	$19.84

Income (loss) from investment operations:
Net investment income[2]	0.08	0.53	0.09	0.13	0.13	0.14
Net realized and unrealized gain (loss)	(2.35)	6.72	2.15	(2.86)	(1.84)	1.84

Total from investment operations	(2.27)	7.25	2.24	(2.73)	(1.71)	1.98

Less dividends and distributions from:
Net investment income	(0.80)	(0.13)	(0.19)	(0.16)	(0.14)	(0.35)
Net realized gain	(0.08)	—	(0.38)	(0.38)	(0.08)	—

Total dividends and distributions	(0.88)	(0.13)	(0.57)	(0.54)	(0.22)	(0.35)

Net asset value, end of period	$21.91	$25.06	$17.94	$16.27	$19.54	$21.47

Total return[3]	(9.40%)	40.55%	13.93%	(14.51%)	(8.06%)	10.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,857	$291,019	$196,918	$172,098	$172,200	$175,134
Ratio of expenses to average net assets	1.35%	1.36%	1.37%	1.37%	1.38%	1.41%
Ratio of expenses to average net assets prior to fees waived[4]	1.35%	1.38%	1.40%	1.37%	1.38%	1.41%
Ratio of net investment income to average net assets	0.63%	2.40%	0.53%	0.70%	0.62%	0.68%
Ratio of net investment income to average net assets prior to fees waived[4]	0.63%	2.38%	0.50%	0.70%	0.62%	0.68%
Portfolio turnover	3%	6%	8%	6%	5%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class

	Six months ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$24.97	$17.88	$16.21	$19.48	$21.40	$19.78

Income (loss) from investment operations:
Net investment income[2]	0.04	0.48	0.05	0.08	0.08	0.09
Net realized and unrealized gain (loss)	(2.34)	6.69	2.14	(2.86)	(1.84)	1.83

Total from investment operations	(2.30)	7.17	2.19	(2.78)	(1.76)	1.92

Less dividends and distributions from:
Net investment income	(0.74)	(0.08)	(0.14)	(0.11)	(0.08)	(0.30)
Net realized gain	(0.08)	—	(0.38)	(0.38)	(0.08)	—

Total dividends and distributions	(0.82)	(0.08)	(0.52)	(0.49)	(0.16)	(0.30)

Net asset value, end of period	$21.85	$24.97	$17.88	$16.21	$19.48	$21.40

Total return[3]	(9.53%)	40.22%	13.68%	(14.77%)	(8.26%)	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350,520	$386,207	$310,258	$310,063	$362,469	$406,571
Ratio of expenses to average net assets	1.62%	1.61%	1.62%	1.62%	1.63%	1.66%
Ratio of expenses to average net assets prior to fees waived[4]	1.65%	1.68%	1.70%	1.67%	1.68%	1.71%
Ratio of net investment income to average net assets	0.36%	2.15%	0.28%	0.45%	0.37%	0.43%
Ratio of net investment income to average net assets prior to fees waived[4]	0.33%	2.08%	0.20%	0.40%	0.32%	0.38%
Portfolio turnover	3%	6%	8%	6%	5%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of operations. During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series received no earnings credits under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

During the six months ended June 30, 2018, the Series frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series’ investments decrease in value, the Series’ losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances. During the six months ended June 30, 2018, the Series had an average outstanding overdraft balance equal to 0.26% of its average net assets for which it was charged interest of $17,129, which is included on the “Statement of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 2.04%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 1.25% on the first $500 million of average daily and paid monthly net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.36% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended June 30, 2018, the Series was charged $14,270 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $24,404 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fee is calculated daily and paid monthly. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The waiver was calculated daily and received monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. These amounts are included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2018, the Series was charged $8,372 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,094,446
Sales	45,605,127

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$541,427,119	$196,648,357	$(142,379,725)	$54,268,632

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

3. Investments (continued)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$18,178,802	$285,412	$—	$18,464,214
Bahrain	—	765,223	—	765,223
Brazil	71,157,532	—	—	71,157,532
Chile	4,805,000	—	—	4,805,000
China/Hong Kong	127,609,695	—	—	127,609,695
India	51,647,142	7,302	—	51,654,444
Japan	3,433,139	—	—	3,433,139
Malaysia	7,817,143	—	—	7,817,143
Mexico	28,763,663	—	—	28,763,663
Peru	1,709,747	—	—	1,709,747
Republic of Korea	108,997,518	—	—	108,997,518
Russia	26,156,675	12,471,869	—	38,628,544
South Africa	2,801,479	—	—	2,801,479
Taiwan	37,201,546	—	—	37,201,546
Thailand	6,439,986	—	—	6,439,986
Turkey	4,920,681	—	—	4,920,681
United Kingdom	7,862,786	—	—	7,862,786
United States	11,906,677	—	—	11,906,677
Exchange-Traded Fund	4,321,460	—	—	4,321,460
Preferred Stock	38,426,308	—	—	38,426,308
Participation Notes	—	—	—	—
Short-Term Investments	—	18,008,966	—	18,008,966

Total Value of Securities	$564,156,979	$31,538,772	$—	$595,695,751

As a result of utilizing international fair value pricing at June 30, 2018, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	1,277,715	1,945,012
Service Class	960,049	1,134,174
Shares issued upon reinvestment of dividends and distributions:
Standard Class	373,545	67,183
Service Class	523,054	68,686

	3,134,363	3,215,055

Shares redeemed:
Standard Class	(1,995,527)	(1,376,945)
Service Class	(906,943)	(3,087,084)

	(2,902,470)	(4,464,029)

Net increase (decrease)	231,893	(1,248,974)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

6. Derivatives (continued)

counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2018, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At June 30, 2018, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$115,242	$101,872

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2018, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,536,001	$(1,536,001)	$—	$(1,536,001)	$—
Bank of Montreal	4,608,003	(4,608,003)	—	(4,608,003)	—
BNP Paribas	5,251,004	(5,251,004)	—	(5,251,004)	—

Total	$11,395,008	$(11,395,008)	$—	$(11,395,008)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June. 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series Notes to financial statements (continued)

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-17

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Emerging Markets Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP Emerging Markets Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL or MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPEM 21925 (8/18) (559967)	Emerging Markets Series-19

Delaware VIP® Trust

Delaware VIP Smid Cap Core Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Smid Cap Core Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$1,043.00	0.81%	$4.10
Service Class	1,000.00	1,041.50	1.08%	5.47
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.78	0.81%	$4.06
Service Class	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Core Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Security type / sector allocation and top 10 equity holdings As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.74%
Basic Materials	9.25%
Business Services	5.00%
Capital Goods	10.24%
Communications Services	0.90%
Consumer Discretionary	3.51%
Consumer Services	1.86%
Consumer Staples	2.23%
Credit Cyclicals	1.84%
Energy	5.07%
Financial Services	16.57%
Healthcare	12.38%
Media	1.14%
Real Estate Investment Trusts	7.95%
Technology	14.07%
Transportation	2.48%
Utilities	3.25%
Short-Term Investments	2.06%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Diamondback Energy	1.63%
GrubHub	1.40%
DexCom	1.23%
Spire	1.22%
Huntsman	1.20%
Reliance Steel & Aluminum	1.19%
Steven Madden	1.18%
Western Alliance Bancorp	1.16%
Great Western Bancorp	1.14%
Encompass Health	1.13%

Smid Cap Core Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Schedule of investments June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.74%
Basic Materials – 9.25%
Balchem	69,282	$6,799,335
Continental Building Products †	226,637	7,150,397
Eastman Chemical	69,761	6,973,309
Huntsman	271,545	7,929,114
Kaiser Aluminum	47,770	4,973,335
Minerals Technologies	88,122	6,639,993
Neenah	85,178	7,227,353
Reliance Steel & Aluminum	89,868	7,867,045
Worthington Industries	131,000	5,498,070

		61,057,951

Business Services – 5.00%
ABM Industries	142,400	4,155,232
Aramark	187,199	6,945,083
ASGN †	56,610	4,426,336
Convergys	101,781	2,487,528
Gartner †	49,373	6,561,672
US Ecology	84,600	5,389,020
WageWorks †	60,265	3,013,250

		32,978,121

Capital Goods – 10.24%
Barnes Group	80,544	4,744,042
Belden	75,325	4,603,864
BWX Technologies	61,650	3,842,028
Columbus McKinnon	23,925	1,037,388
ESCO Technologies	57,253	3,303,498
Federal Signal	49,725	1,158,095
Gates Industrial †	127,900	2,080,933
Graco	107,309	4,852,513
Granite Construction	90,418	5,032,666
Kadant	69,225	6,655,984
KLX †	59,343	4,266,762
Lincoln Electric Holdings	62,335	5,470,520
MasTec †	19,675	998,506
Oshkosh	57,425	4,038,126
Quanta Services †	88,125	2,943,375
Spirit AeroSystems Holdings Class A	41,450	3,560,969
Tetra Tech	20,550	1,202,175
United Rentals †	33,075	4,882,531
Woodward	37,200	2,859,192

		67,533,167

Communications Services – 0.90%
InterXion Holding †	95,238	5,944,756

		5,944,756

Consumer Discretionary – 3.51%
Five Below †	55,976	5,469,415
Malibu Boats Class A †	125,066	5,245,268
Steven Madden	147,086	7,810,267
Tractor Supply	60,567	4,632,770

		23,157,720

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services – 1.86%
Cheesecake Factory	67,353	$3,708,456
Chuy’s Holdings †	77,184	2,369,549
Del Frisco’s Restaurant Group †	96,527	1,216,240
Hawaiian Holdings	40,179	1,444,435
Jack in the Box	41,425	3,526,096

		12,264,776

Consumer Staples – 2.23%
Casey’s General Stores	55,960	5,880,277
J&J Snack Foods	24,853	3,789,337
Pinnacle Foods	77,927	5,069,931

		14,739,545

Credit Cyclicals – 1.84%
BorgWarner	108,000	4,661,280
Tenneco	102,414	4,502,119
Toll Brothers	79,800	2,951,802

		12,115,201

Energy – 5.07%
Carrizo Oil & Gas †	135,017	3,760,223
Diamondback Energy	81,667	10,744,926
Parsley Energy Class A †	205,277	6,215,787
Patterson-UTI Energy	149,728	2,695,104
SRC Energy †	448,003	4,936,993
Superior Energy Services †	282,810	2,754,569
US Silica Holdings	90,114	2,315,029

		33,422,631

Financial Services – 16.57%
Arthur J Gallagher & Co.	87,419	5,706,712
CenterState Bank	121,000	3,608,220
East West Bancorp	94,216	6,142,883
Essent Group †	150,158	5,378,660
First Financial Bancorp	135,090	4,140,509
Great Western Bancorp	179,212	7,525,112
Independent Bank Group	64,400	4,301,920
Lazard Class A	151,290	7,399,594
MGIC Investment †	543,490	5,826,213
Primerica	64,639	6,438,044
Prosperity Bancshares	66,817	4,567,610
Reinsurance Group of America	55,410	7,396,127
Selective Insurance Group	66,279	3,645,345
Sterling Bancorp	258,828	6,082,458
Stifel Financial	123,154	6,434,797
Umpqua Holdings	224,480	5,071,003
Webster Financial	110,064	7,011,077
Western Alliance Bancorp †	134,972	7,640,765
WSFS Financial	93,343	4,975,182

		109,292,231

Healthcare – 12.38%
ABIOMED †	10,053	4,112,180
Alkermes †	85,227	3,507,943
Bio-Techne	40,075	5,929,096

Smid Cap Core Series-3

Delaware VIP® Smid Cap Core Series Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Catalent †	145,470	$6,093,738
DexCom †	85,484	8,119,270
Encompass Health	110,039	7,451,841
Exact Sciences †	95,843	5,730,453
ICON (Ireland) †	43,351	5,745,308
Ligand Pharmaceuticals Class B †	35,229	7,298,392
Medicines †	121,077	4,443,526
Neurocrine Biosciences †	71,995	7,072,789
TESARO †	59,600	2,650,412
WellCare Health Plans †	29,887	7,359,375
West Pharmaceutical Services	62,351	6,190,831

		81,705,154

Media – 1.14%
Cinemark Holdings	78,299	2,746,729
Interpublic Group of Cos	202,528	4,747,256

		7,493,985

Real Estate Investment Trusts – 7.95%
Apartment Investment & Management	130,246	5,509,406
Brixmor Property Group	312,652	5,449,524
DCT Industrial Trust	55,753	3,720,398
EPR Properties	97,501	6,317,090
Equity Commonwealth †	101,750	3,205,125
First Industrial Realty Trust	137,435	4,582,083
Gramercy Property Trust	128,983	3,523,815
Kite Realty Group Trust	328,260	5,606,681
Mack-Cali Realty	164,675	3,339,609
Pebblebrook Hotel Trust	129,522	5,025,454
Ramco-Gershenson Properties Trust	469,168	6,197,709

		52,476,894

Technology – 14.07%
Arista Networks †	10,919	2,811,533
Blackbaud	28,580	2,928,021
ExlService Holdings †	73,066	4,136,266
GrubHub †	87,781	9,209,105
Guidewire Software †	62,579	5,555,764
II-VI †	91,118	3,959,077
j2 Global	62,741	5,433,998
KeyW Holding †	158,283	1,383,393
LendingTree †	17,132	3,662,822
MACOM Technology Solutions Holdings †	69,016	1,590,129
MaxLinear Class A †	238,161	3,712,930
NETGEAR †	64,392	4,024,500
Paycom Software †	34,852	3,444,423
Proofpoint †	62,729	7,233,281
PTC †	61,024	5,724,661
Semtech †	116,936	5,501,839
SS&C Technologies Holdings	103,951	5,395,057
Tyler Technologies †	30,658	6,809,142

	Number of shares	Value (US $)
Common Stock (continued)
Technology (continued)
WNS Holdings ADR †	138,001	$7,200,892
Yelp †	80,181	3,141,492

		92,858,325

Transportation – 2.48%
Genesee & Wyoming †	81,012	6,587,896
Knight-Swift Transportation Holdings	98,200	3,752,222
XPO Logistics †	60,027	6,013,505

		16,353,623

Utilities – 3.25%
NorthWestern	124,416	7,122,816
South Jersey Industries	187,714	6,282,788
Spire	113,751	8,036,508

		21,442,112

Total Common Stock (cost $552,955,760)		644,836,192

	Principal amount°
Short-Term Investments – 2.06%
Discount Notes – 0.81% ≠
Federal Home Loan Bank 0.763% 7/2/18	4,788,165	4,788,166
1.375% 7/6/18	549,309	549,195

		5,337,361

Repurchase Agreement – 1.25%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $1,112,158 (collateralized by US government obligations 0.00% 7/5/18; market value $1,134,211)	1,111,971	1,111,971
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3,336,460 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $3,402,631)	3,335,912	3,335,912
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3,802,039 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $3,877,434)	3,801,406	3,801,406

		8,249,289

Total Short-Term Investments (cost $13,586,435)		13,586,650

Smid Cap Core Series-4

Delaware VIP® Smid Cap Core Series Schedule of investments (continued)

Total Value of Securities – 99.80% (cost $566,542,195)	$658,422,842

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$658,422,842
Cash	221,323
Receivables for securities sold	978,419
Dividends and interest receivable	632,551
Foreign tax reclaims receivable	275,110
Receivable for series shares sold	22,855

Total assets	660,553,100

Liabilities:
Investment management fees payable to affiliates	409,308
Payable for series shares redeemed	199,108
Other accrued expenses	66,472
Distribution fees payable to affiliates	61,073
Payable for securities purchased	34,789
Audit and tax fees payable	16,810
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,165
Accounting and administration expenses payable to affiliates	2,417
Trustees’ fees and expenses payable	1,980
Legal fees payable to affiliates	1,150
Reports and statements to shareholders expenses payable to affiliates	413

Total liabilities	797,685

Total Net Assets	$659,755,415

Net Assets Consist of:
Paid-in capital	$549,134,883
Undistributed net investment income	533,911
Accumulated net realized gain on investments	18,213,282
Net unrealized appreciation of investments	91,880,647
Net unrealized depreciation of foreign currencies	(7,308)

Total Net Assets	$659,755,415

Net Asset Value
Standard Class:
Net assets	$417,903,808
Shares of beneficial interest outstanding, unlimited authorization, no par	18,604,128
Net asset value per share	$22.46
Service Class:
Net assets	$241,851,607
Shares of beneficial interest outstanding, unlimited authorization, no par	11,611,481
Net asset value per share	$20.83

[1] Investments, at cost	$566,542,195

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Statement of operations Six months ended June 30, 2018 (Unaudited)	Delaware VIP Trust — Delaware VIP Smid Cap Core Series Statements of changes in net assets

Investment Income:
Dividends	$3,399,330
Interest	84,284

3,483,614

Expenses:
Management fees	2,400,195
Distribution expenses – Service Class	359,896
Accounting and administration expenses	72,354
Reports and statements to shareholders expenses	51,390
Dividend disbursing and transfer agent fees and expenses	27,621
Legal fees	19,451
Audit and tax fees	16,833
Trustees’ fees and expenses	15,053
Custodian fees	8,054
Registration fees	5,584
Other	7,721

2,984,152
Less waived distribution expenses — Service Class	(39,198)
Less expenses paid indirectly	(8)

Total operating expenses	2,944,946

Net Investment Income	538,668

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,908,195
Foreign currencies	(1,069)

Net realized gain	18,907,126

Net change in unrealized appreciation (depreciation) of:
Investments	7,900,707
Foreign currencies	(5,561)

Net change in unrealized appreciation (depreciation)	7,895,146

Net Realized and Unrealized Gain	26,802,272

Net Increase in Net Assets Resulting from Operations	$27,340,940

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$538,668	$822,867
Net realized gain	18,907,126	202,041,167
Net change in unrealized appreciation (depreciation)	7,895,146	(92,287,653)

Net increase in net assets resulting from operations	27,340,940	110,576,381

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(618,291)	(1,250,888)
Service Class	—	(211,590)
Net realized gain:
Standard Class	(125,512,973)	(26,972,718)
Service Class	(76,399,191)	(16,605,555)

	(202,530,455)	(45,040,751)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	6,001,707	11,760,208
Service Class	6,371,255	10,399,175
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	126,131,263	28,223,606
Service Class	76,399,191	16,817,145

	214,903,416	67,200,134

Cost of shares redeemed:
Standard Class	(16,699,839)	(65,731,640)
Service Class	(14,264,128)	(42,232,683)

	(30,963,967)	(107,964,323)

Increase (Decrease) in net assets derived from capital share transactions	183,939,449	(40,764,189)

Net Increase in Net Assets	8,749,934	24,771,441

Net Assets:
Beginning of Period	651,005,481	626,234,040

End of Period	$659,755,415	$651,005,481

Undistributed net investment income	$533,911	$613,534

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Standard Class
	Six Months Ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17[2]	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$30.98	$28.08	$29.79	$30.20	$32.39	$24.37

Income from investment operations:
Net investment income[3]	0.04	0.06	0.09	0.07	0.12	0.04
Net realized and unrealized gain	1.03	4.89	2.15	2.21	0.62	9.55

Total from investment operations	1.07	4.95	2.24	2.28	0.74	9.59

Less dividends and distributions from:
Net investment income	(0.05)	(0.09)	(0.07)	(0.12)	(0.02)	(0.01)
Net realized gain	(9.54)	(1.96)	(3.88)	(2.57)	(2.91)	(1.56)

Total dividends and distributions	(9.59)	(2.05)	(3.95)	(2.69)	(2.93)	(1.57)

Net asset value, end of period	$22.46	$30.98	$28.08	$29.79	$30.20	$32.39

Total return[4]	4.30%	18.65%	8.29%	7.54%	3.15%	41.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$417,903	$411,087	$394,898	$394,406	$386,290	$422,823
Ratio of expenses to average net assets[5]	0.81%	0.81%	0.82%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets[5]	0.26%	0.22%	0.33%	0.24%	0.40%	0.14%
Portfolio turnover	8%	112%	15%	23%	18%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-8

Delaware VIP® Smid Cap Core Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Service Class
	Six Months Ended 6/30/18[1]		Year ended
	(Unaudited)		12/31/17[2]	12/31/16	12/31/15		12/31/14	12/31/13
Net asset value, beginning of period	$29.41		$26.75	$28.56	$29.06		$31.33	$23.67

Income (loss) from investment operations:
Net investment income (loss)[3]	—		(0.01)	0.02	—	[4]	0.04	(0.03)
Net realized and unrealized gain	0.96		4.66	2.05	2.12		0.60	9.25

Total from investment operations	0.96		4.65	2.07	2.12		0.64	9.22

Less dividends and distributions from:
Net investment income	—		(0.03)	—	(0.05)		—	—
Net realized gain	(9.54)		(1.96)	(3.88)	(2.57)		(2.91)	(1.56)

Total dividends and distributions	(9.54)		(1.99)	(3.88)	(2.62)		(2.91)	(1.56)

Net asset value, end of period	$20.83		$29.41	$26.75	$28.56		$29.06	$31.33

Total return[5]	4.15%		18.38%	8.02%	7.31%		2.87%	40.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$241,852		$239,918	$231,336	$230,085		$203,931	$227,831
Ratio of expenses to average net assets	1.08%		1.06%	1.07%	1.08%		1.08%	1.08%
Ratio of expenses to average net assets prior to fees waived[6]	1.11%		1.11%	1.12%	1.13%		1.13%	1.13%
Ratio of net investment income (loss) to average net assets	(0.01%	)	(0.03% )	0.08%	(0.01%	)	0.15%	(0.11% )
Ratio of net investment income (loss) to average net assets prior to fees waived[6]	(0.04%	)	(0.08% )	0.03%	(0.06%	)	0.10%	(0.16% )
Portfolio turnover	8%		112%	15%	23%		18%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]	The amount is less than $0.005 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-9

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Core Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018, and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain

Smid Cap Core Series-10

Delaware VIP® Smid Cap Core Series Notes to financial statements

1. Significant Accounting Policies (continued)

foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June. 30, 2018, the Series earned $7 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended June 30, 2018, the Series was charged $14,261 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $24,388 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Smid Cap Core Series-11

Delaware VIP® Smid Cap Core Series Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $7,584 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$48,213,710
Sales	61,039,987

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$566,542,195	$119,516,955	$(27,636,308)	$91,880,647

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Smid Cap Core Series-12

Delaware VIP® Smid Cap Core Series Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$644,836,192	$—	$644,836,192
Short-Term Investments	—	13,586,650	13,586,650

Total Value of Securities	$644,836,192	$13,586,650	$658,422,842

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the series’ net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	201,195	409,851
Service Class	248,542	382,148

Shares issued upon reinvestment of dividends and distributions:
Standard Class	5,769,957	1,036,495
Service Class	3,767,218	649,561

	9,986,912	2,478,055

Shares redeemed:
Standard Class	(634,348)	(2,241,995)
Service Class	(563,266)	(1,521,019)

	(1,197,614)	(3,763,014)

Net increase (decrease)	8,789,298	(1,284,959)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

Smid Cap Core Series-13

Delaware VIP® Smid Cap Core Series Notes to financial statements

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,111,971	$(1,111,971)	$—	$(1,111,971)	$—
Bank of Montreal	3,335,912	(3,335,912)	—	(3,335,912)	—
BNP Paribas	3,801,406	(3,801,406)	—	(3,801,406)	—

Total	$8,249,289	$(8,249,289)	$—	$(8,249,289)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Smid Cap Core Series-14

Delaware VIP® Smid Cap Core Series Notes to financial statements

7. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2018. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Core Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Smid Cap Core Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP Smid Cap Core Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL or MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Smid Cap Core Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov

SA-VIPSCC 21931 (8/18) (559967)	Smid Cap Core Series-17

Delaware VIP® Trust

Delaware VIP High Yield Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series Disclosure of Series expenses For the six-month period January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$983.90	0.75%	$3.69
Service Class	1,000.00	983.10	1.02%	5.02
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.74	1.02%	5.11

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series Security type / sector allocation As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	89.57%
Banking	4.33%
Basic Industry	11.64%
Capital Goods	3.88%
Consumer Cyclical	6.36%
Consumer Non-Cyclical	2.85%
Energy	16.18%
Healthcare	10.09%
Insurance	5.22%
Media	9.28%
Services	6.85%
Technology & Electronics	5.77%
Telecommunications	5.00%
Utilities	2.12%
Loan Agreements	6.24%
Common Stock	0.00%
Short-Term Investments	3.70%
Total Value of Securities	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series Schedule of investments June 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 89.57%
Banking – 4.33%
Banco Bilbao Vizcaya Argentaria 6.125%µy	1,200,000	$1,062,000
Credit Suisse Group 144A 6.25%#µy	1,315,000	1,288,771
HSBC Holdings 6.50%µy	2,350,000	2,258,937
Lloyds Banking Group 7.50%µy	1,705,000	1,735,690
Royal Bank of Scotland Group 8.625%µy	1,555,000	1,656,464
UBS Group Funding Switzerland 6.875%µy	2,275,000	2,258,040

		10,259,902

Basic Industry – 11.64%
BMC East 144A 5.50% 10/1/24 #	855,000	831,487
Boise Cascade 144A 5.625% 9/1/24 #	945,000	952,087
Cleveland-Cliffs 5.75% 3/1/25	1,540,000	1,464,925
First Quantum Minerals 144A 6.50% 3/1/24 #	1,090,000	1,054,575
144A 6.875% 3/1/26 #	510,000	489,600
144A 7.25% 5/15/22 #	610,000	619,150
Freeport-McMoRan 6.875% 2/15/23	945,000	1,000,471
Hudbay Minerals 144A 7.25% 1/15/23 #	140,000	144,900
144A 7.625% 1/15/25 #	1,150,000	1,210,375
IAMGOLD 144A 7.00% 4/15/25 #	860,000	881,242
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,715,000	1,890,787
M/I Homes 5.625% 8/1/25	1,145,000	1,076,300
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,630,000	1,740,025
NOVA Chemicals 144A 5.25% 6/1/27 #	2,535,000	2,368,641
Novelis 144A 6.25% 8/15/24 #	1,795,000	1,799,487
Platform Specialty Products 144A 5.875% 12/1/25 #	1,240,000	1,213,650
Standard Industries 144A 6.00% 10/15/25 #	2,690,000	2,710,175
Tronox 144A 6.50% 4/15/26 #	735,000	732,244
Tronox Finance 144A 5.75% 10/1/25 #	1,950,000	1,898,813
William Lyon Homes 144A 6.00% 9/1/23 #	1,180,000	1,170,808
Zekelman Industries 144A 9.875% 6/15/23 #	2,140,000	2,348,650

		27,598,392

Capital Goods – 3.88%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,790,000	1,747,487
BWAY Holding 144A 7.25% 4/15/25 #	1,010,000	987,275
BWX Technologies 144A 5.375% 7/15/26 #	635,000	644,525
Titan Acquisition 144A 7.75% 4/15/26 #	380,000	355,300
Titan International 144A 6.50% 11/30/23 #	1,780,000	1,780,000

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 6.375% 6/15/26	1,790,000	$1,781,050
Trident Merger Sub 144A 6.625% 11/1/25 #	1,935,000	1,891,463

		9,187,100

Consumer Cyclical – 6.36%
AMC Entertainment Holdings 6.125% 5/15/27	1,950,000	1,901,250
Boyd Gaming 144A 6.00% 8/15/26 #	1,695,000	1,680,169
Eagle Intermediate Global Holding 144A 7.50% 5/1/25 #	985,000	986,231
ESH Hospitality 144A 5.25% 5/1/25 #	1,370,000	1,325,475
Golden Nugget 144A 8.75% 10/1/25 #	1,981,000	2,039,856
MGM Resorts International 5.75% 6/15/25	1,130,000	1,134,237
Penn National Gaming 144A 5.625% 1/15/27 #	1,240,000	1,171,800
Penske Automotive Group 5.50% 5/15/26	1,285,000	1,262,513
Scientific Games International 10.00% 12/1/22	2,745,000	2,933,719
Staples 144A 8.50% 9/15/25 #	690,000	645,150

		15,080,400

Consumer Non-Cyclical – 2.85%
Dean Foods 144A 6.50% 3/15/23 #	940,000	910,625
JBS USA 144A 5.75% 6/15/25 #	905,000	846,175
144A 6.75% 2/15/28 #	1,085,000	1,026,356
Minerva Luxembourg 144A 6.50% 9/20/26 #	640,000	588,800
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	909,563
Prestige Brands 144A 6.375% 3/1/24 #	1,180,000	1,174,100
Tempur Sealy International 5.50% 6/15/26	1,330,000	1,290,100

		6,745,719

Energy – 16.18%
Alta Mesa Holdings 7.875% 12/15/24	1,900,000	2,023,500
AmeriGas Partners 5.625% 5/20/24	1,270,000	1,255,713
5.875% 8/20/26	1,205,000	1,180,900
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,035,000	1,132,031
Cheniere Energy Partners 144A 5.25% 10/1/25 #	1,580,000	1,545,161
Chesapeake Energy 8.00% 1/15/25	1,215,000	1,240,454
Crestwood Midstream Partners 5.75% 4/1/25	1,325,000	1,328,313
Diamond Offshore Drilling 7.875% 8/15/25	1,765,000	1,835,600
Ensco 7.75% 2/1/26	1,890,000	1,792,571
Genesis Energy 6.50% 10/1/25	2,115,000	2,040,975

High Yield Series-3

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy 6.375% 5/15/25	610,000	$595,513
6.375% 1/15/26	2,065,000	1,987,563
Laredo Petroleum 6.25% 3/15/23	2,420,000	2,435,125
Murphy Oil 6.875% 8/15/24	2,865,000	3,015,412
Murphy Oil USA 5.625% 5/1/27	1,380,000	1,354,125
Oasis Petroleum 144A 6.25% 5/1/26 #	1,320,000	1,334,850
Precision Drilling 144A 7.125% 1/15/26 #	2,505,000	2,578,897
Southwestern Energy 7.75% 10/1/27	2,895,000	3,010,800
Summit Midstream Holdings 5.75% 4/15/25	900,000	859,500
Targa Resources Partners 5.375% 2/1/27	1,345,000	1,308,013
144A 5.875% 4/15/26 #	975,000	983,531
Transocean 144A 9.00% 7/15/23 #	1,560,000	1,684,800
Whiting Petroleum 144A 6.625% 1/15/26 #	1,765,000	1,822,363

		38,345,710

Healthcare – 10.09%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	2,305,000	2,155,175
Charles River Laboratories International 144A 5.50% 4/1/26 #	2,939,000	2,952,813
CHS 6.25% 3/31/23	1,955,000	1,798,600
Encompass Health 5.75% 11/1/24	790,000	793,421
5.75% 9/15/25	1,920,000	1,948,800
HCA 5.375% 2/1/25	1,435,000	1,416,632
5.875% 2/15/26	1,425,000	1,441,031
7.58% 9/15/25	580,000	629,300
Hill-Rom Holdings 144A 5.00% 2/15/25 #	535,000	521,625
144A 5.75% 9/1/23 #	860,000	879,350
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,735,000	1,782,713
Polaris Intermediate 144A PIK 8.50% 12/1/22 #T	610,000	631,350
Surgery Center Holdings 144A 6.75% 7/1/25 #	505,000	481,644
144A 8.875% 4/15/21 #	1,840,000	1,902,100
Tenet Healthcare 144A 5.125% 5/1/25 #	610,000	582,169
8.125% 4/1/22	2,035,000	2,131,663
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	1,870,000	1,869,688

		23,918,074

Insurance – 5.22%
Acrisure 144A 7.00% 11/15/25 #	1,305,000	1,190,813
AmWINS Group 144A 7.75% 7/1/26 #	380,000	386,650

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
AssuredPartners 144A 7.00% 8/15/25 #	2,390,000	$2,306,350
HUB International 144A 7.00% 5/1/26 #	3,100,000	3,069,000
NFP 144A 6.875% 7/15/25 #	2,425,000	2,388,625
USIS Merger Sub 144A 6.875% 5/1/25 #	3,045,000	3,037,387

		12,378,825

Media – 9.28%
Altice France 144A 6.00% 5/15/22 #	635,000	639,763
Altice Luxembourg 144A 7.75% 5/15/22 #	2,015,000	1,957,069
CCO Holdings 144A 5.50% 5/1/26 #	160,000	155,552
144A 5.75% 2/15/26 #	2,065,000	2,034,025
144A 5.875% 5/1/27 #	2,010,000	1,967,287
Cequel Communications Holdings I 144A 7.50% 4/1/28 #	1,840,000	1,871,648
144A 7.75% 7/15/25 #	530,000	556,500
CSC Holdings 6.75% 11/15/21	2,290,000	2,404,500
144A 10.875% 10/15/25 #	1,080,000	1,247,724
Gray Television 144A 5.875% 7/15/26 #	1,245,000	1,187,419
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,310,000	1,265,787
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,266,150
Sirius XM Radio 144A 5.375% 4/15/25 #	1,955,000	1,933,006
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,525,000	2,345,094
VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,179,887

		22,011,411

Services – 6.85%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,245,000	1,241,887
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,490,000	1,467,650
Covanta Holding 5.875% 7/1/25	1,345,000	1,301,287
GEO Group 5.875% 10/15/24	210,000	207,900
6.00% 4/15/26	1,005,000	979,875
Herc Rentals 144A 7.75% 6/1/24 #	834,000	894,465
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,005,000	959,775
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,851,000	1,980,570
Sigma Holdco 144A 7.875% 5/15/26 #	1,815,000	1,710,637
TMS International 144A 7.25% 8/15/25 #	870,000	891,750
United Rentals North America 5.50% 5/15/27	1,890,000	1,838,025
5.875% 9/15/26	1,025,000	1,036,531
WeWork 144A 7.875% 5/1/25 #	1,785,000	1,718,063

		16,228,415

High Yield Series-4

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics – 5.77%
CDK Global 5.875% 6/15/26	3,635,000	$3,721,331
CommScope Technologies 144A 5.00% 3/15/27 #	2,529,000	2,386,744
144A 6.00% 6/15/25 #	590,000	605,487
First Data 144A 7.00% 12/1/23 #	2,130,000	2,223,890
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 # .	1,285,000	1,437,433
Infor US 6.50% 5/15/22	1,210,000	1,220,587
RP Crown Parent 144A 7.375% 10/15/24 #	1,045,000	1,078,649
Solera 144A 10.50% 3/1/24 #	910,000	1,015,223

		13,689,344

Telecommunications – 5.00%
CenturyLink 6.75% 12/1/23	1,285,000	1,294,637
Level 3 Financing 5.375% 5/1/25	2,315,000	2,233,975
Sprint 7.125% 6/15/24	1,225,000	1,239,810
7.625% 3/1/26	605,000	617,856
7.875% 9/15/23	1,650,000	1,714,969
T-Mobile USA 6.375% 3/1/25	710,000	738,400
6.50% 1/15/26	1,580,000	1,630,876
Zayo Group 6.375% 5/15/25	2,330,000	2,382,425

		11,852,948

Utilities – 2.12%
Calpine 5.75% 1/15/25	4,200,000	3,850,875
144A 5.875% 1/15/24 #	1,180,000	1,171,150

		5,022,025

Total Corporate Bonds (cost $215,618,925)		212,318,265

Loan Agreements – 6.24%
AI Ladder Luxembourg Subco Tranche B 1st Lien 6.59% (LIBOR03M + 4.50%) 5/4/25 •	1,051,000	1,051,000
Applied Systems 2nd Lien 9.334% (LIBOR03M + 7.00%) 9/19/25 •	2,320,000	2,400,233
Blue Ribbon 1st Lien 6.085% (LIBOR03M + 4.00%) 11/13/21 •	683,818	676,125
CH Hold 2nd Lien 9.344% (LIBOR03M + 7.25%) 2/1/25 •	340,000	345,525
Deck Chassis Acquisition 2nd Lien 8.094% (LIBOR03M + 6.00%) 6/15/23 •	600,000	606,750
DG Investment Intermediate Holdings 2nd Lien 9.104% (LIBOR03M + 6.75%) 2/1/26 •	175,000	177,188

	Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B1 1st Lien 5.85% (LIBOR03M + 3.75%) 6/15/24 •	1,223,819	$1,218,848
HVSC Merger Sub 2nd Lien 10.347% (LIBOR03M + 8.25%) 10/26/25 •	570,000	574,275
HVSC Merger Sub Tranche B 1st Lien 6.094% (LIBOR03M + 4.00%) 10/20/24 •	616,900	621,784
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 •	1,320,000	1,367,850
Marketo Tranche B 1st Lien 5.613% (LIBOR03M + 3.25%) 2/7/25 •	1,310,000	1,300,721
PharMerica Tranche B 2nd Lien 9.796% (LIBOR03M + 7.75%) 12/7/25 •	175,000	174,781
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 6/1/23 •	1,196,088	1,201,471
Solenis International 2nd Lien 10.679% (LIBOR03M + 8.50%) 6/18/24 •	1,560,000	1,541,475
Summit Midstream Partners Holdings Tranche B 1st Lien 8.094% (LIBOR03M + 6.00%) 5/21/22 •	569,500	576,975
Utz Quality Foods 1st Lien 5.591% (LIBOR03M + 3.50%) 11/21/24 •	618,450	620,511
Visual Comfort Group 2nd Lien 10.094% (LIBOR03M + 8.00%) 2/28/25 =•	222,857	225,364
WideOpenWest Finance Tranche B 1st Lien 5.335% (LIBOR03M + 3.25%) 8/19/23 •	113,124	108,493

Total Loan Agreements (cost $14,681,676)		14,789,369

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0

Total Common Stock (cost $85,371)		0

	Principal
	amount°
Short-Term Investments – 3.70%
Discount Note – 1.36% ≠
Federal Home Loan Bank 0.763% 7/2/18	3,224,341	3,224,341

		3,224,341

High Yield Series-5

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 2.34%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $748,935 (collateralized by US government obligations 0.00% 7/5/18; market value $763,786)	748,809	$748,809
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $2,246,796 (collateralized by US government obligations 0.00%–3.75% 7/19/18–2/15/48; market value $2,291,356)	2,246,427	2,246,427

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $2,560,320 (collateralized by US government obligations 0.00%–8.75% 8/31/18–8/15/46; market value $2,611,092)	2,559,894	$2,559,894

		5,555,130

Total Short-Term Investments (cost $8,779,334)		8,779,471

Total Value of Securities – 99.51% (cost $239,165,306)	$235,887,105

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $120,663,467, which represents 50.90% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
y	No contractual maturity date.
†	Non-income producing security.
•

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US dollar

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-6

Delaware VIP® Trust — Delaware VIP High Yield Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$235,887,105
Cash	134,695
Dividend and interest receivable	3,697,906
Receivable for securities sold	1,315,503
Other assets[2]	920,913
Receivable for series shares sold	11,801

Total assets	241,967,923

Liabilities:
Contingent liabilities[2]	3,069,708
Payable for securities purchased	1,607,050
Investment management fees payable to affiliates	127,750
Other accrued expenses	41,333
Distribution fees payable to affiliates	34,922
Audit and tax fees payable	20,554
Payable for series shares redeemed	8,054
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,476
Accounting and administration expenses payable to affiliates	1,069
Trustees’ fees and expenses payable	715
Legal fees payable to affiliates	415
Reports and statements to shareholders expenses payable to affiliates	148

Total liabilities	4,913,194

Total Net Assets	$237,054,729

Net Assets Consist of:
Paid-in capital	$265,908,696
Undistributed net investment income	6,466,499
Accumulated net realized loss on investments	(32,042,265)
Net unrealized depreciation of investments	(3,278,201)

Total Net Assets	$237,054,729

Net Asset Value:
Standard Class:
Net assets	$97,236,855
Shares of beneficial interest outstanding, unlimited authorization, no par	20,199,288
Net asset value per share	$4.81

Service Class:
Net assets	$139,817,874
Shares of beneficial interest outstanding, unlimited authorization, no par	29,126,746
Net asset value per share	$4.80
[1] Investments, at cost	$239,165,306

2 See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust — Delaware VIP High Yield Series Statement of operations Six months ended June 30, 2018 (Unaudited)	Delaware VIP Trust — Delaware VIP High Yield Series Statements of changes in net assets

Investment Income:
Interest	$7,552,904
Dividends	29,202

7,582,106

Expenses:
Management fees	790,562
Distribution expenses – Service Class	217,163
Accounting and administration expenses	36,066
Reports and statements to shareholders expenses	28,918
Audit and tax fees	20,669
Dividend disbursing and transfer agent fees and expenses	10,256
Legal fees	6,777
Custodian fees	4,405
Trustees’ fees and expenses	5,696
Registration fees	223
Other	9,573

1,130,308
Less expenses waived	(670)
Less waived distribution expenses – Service Class	(24,082)
Less expenses paid indirectly	(413)

Total operating expenses	1,105,143

Net Investment Income	6,476,963

Net Realized and Unrealized Loss:
Net realized loss on investments	(689,443)

Net change in unrealized appreciation (depreciation) of investments	(9,882,981)

Net Realized and Unrealized Loss	(10,572,424)

Net Decrease in Net Assets Resulting from Operations	$(4,095,461)

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,476,963	$13,979,544
Net realized gain (loss)	(689,443)	6,015,882
Net change in unrealized appreciation (depreciation)	(9,882,981)	(856,110)

Net increase (decrease) in net assets resulting from operations	(4,095,461)	19,139,316

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(5,963,938)	(6,549,527)
Service Class	(8,454,447)	(9,180,849)

	(14,418,385)	(15,730,376)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	14,322,043	10,888,207
Service Class	10,738,828	5,659,487

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,963,938	6,549,527
Service Class	8,454,447	9,180,849

	39,479,256	32,278,070

Cost of shares redeemed:
Standard Class	(17,888,648)	(29,111,594)
Service Class	(17,997,024)	(28,045,480)

	(35,885,672)	(57,157,074)

Increase (decrease) in net assets derived from capital share transactions	3,593,584	(24,879,004)

Net Decrease in Net Assets	(14,920,262)	(21,470,064)

Net Assets:
Beginning of period	251,974,991	273,445,055

End of period	$237,054,729	$251,974,991

Undistributed net investment income	$6,466,499	$14,407,921

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust – Delaware VIP High Yield Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Standard Class
	Six months ended 6/30/18[1]

		Year ended
	(unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$5.20	$5.14	$4.89	$5.67	$6.19	$6.11

Income (loss) from investment operations:
Net investment income[2]	0.14	0.28	0.29	0.34	0.34	0.39
Net realized and unrealized gain (loss)	(0.22)	0.09	0.32	(0.67)	(0.34)	0.15

Total from investment operations	(0.08)	0.37	0.61	(0.33)	—	0.54

Less dividends and distributions from:
Net investment income	(0.31)	(0.31)	(0.36)	(0.37)	(0.42)	(0.46)
Net realized gain	—	—	—	(0.08)	(0.10)	—

Total dividends and distributions	(0.31)	(0.31)	(0.36)	(0.45)	(0.52)	(0.46)

Net asset value, end of period	$4.81	$5.20	$5.14	$4.89	$5.67	$6.19

Total return[3]	(1.61%)	7.49%	13.16%	(6.60% )	(0.29% )	9.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,237	$102,359	$112,614	$111,748	$139,666	$151,253
Ratio of expenses to average net assets	0.75%	0.75%	0.74%	0.75%	0.75%	0.74%
Ratio of expenses to average net assets prior to fees waived[4]	0.75%	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	5.48%	5.35%	5.95%	6.25%	5.67%	6.34%
Ratio of net investment income to average net assets prior to fees waived[4]	5.48%	5.35%	5.94%	6.24%	5.67%	6.34%
Portfolio turnover	68%	86%	112%	99%	103%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® High Yield Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Service Class
	Six months ended 6/30/18[1]

		Year ended
	(unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$5.18	$5.12	$4.87	$5.65	$6.17	$6.09

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.28	0.32	0.33	0.37
Net realized and unrealized gain (loss)	(0.21)	0.10	0.32	(0.66)	(0.34)	0.16

Total from investment operations	(0.08)	0.36	0.60	(0.34)	(0.01)	0.53

Less dividends and distributions from:
Net investment income	(0.30)	(0.30)	(0.35)	(0.36)	(0.41)	(0.45)
Net realized gain	—	—	—	(0.08)	(0.10)	—

Total dividends and distributions	(0.30)	(0.30)	(0.35)	(0.44)	(0.51)	(0.45)

Net asset value, end of period	$4.80	$5.18	$5.12	$4.87	$5.65	$6.17

Total return[3]	(1.69% )	7.26%	12.91%	(6.87% )	(0.54% )	8.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$139,818	$149,616	$160,831	$162,513	$208,177	$250,979
Ratio of expenses to average net assets	1.02%	1.00%	0.99%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived[4]	1.05%	1.05%	1.05%	1.06%	1.05%	1.04%
Ratio of net investment income to average net assets	5.21%	5.10%	5.70%	6.00%	5.42%	6.09%
Ratio of net investment income to average net assets prior to fees waived[4]	5.18%	5.05%	5.64%	5.94%	5.37%	6.04%
Portfolio turnover	68%	86%	112%	99%	103%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

High Yield Series-11

Delaware VIP® High Yield Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Fund earned $412 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.75% of the Series’ average daily net assets from Jan. 1, 2018 through June 30, 2018.* The waiver and reimbursement are accrued daily and received monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended June 30, 2018, the Series was charged $6,576 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $9,122 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $2,860 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2018 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or

High Yield Series-12

Delaware VIP® High Yield Series Notes to financial statements (continued)

between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2018, the Series engaged in securities purchases of $864,485.

*The aggregate contractual waiver period covering this report is from May 1, 2017 through May 1, 2019.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$162,083,754
Sales	166,460,751

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$239,388,842	$1,513,081	$(5,014,818)	$(3,501,737)

Under the Regulated Investment Company Modernization Act (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. The Series has capital loss carryovers available to offset future realized gains as of Dec. 31, 2017 as follows:

Loss carryforward character No Expiration
Short-term	Long-term	Total
$10,457,065	$18,667,998	$29,125,063

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Delaware VIP® High Yield Series Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$212,318,265	$—	$212,318,265
Loan Agreements[1]	—	14,564,005	225,364	14,789,369
Common Stock	—	—	—	—
Short-Term Investments	—	8,779,471	—	8,779,471

Total Value of Securities	$—	$235,661,741	$225,364	$235,887,105

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix priced investments, while Level 3 investments represent investments without observable inputs. The amount attributed to Level 1 investments, Level 2 investments and Level 3 investments represents the following percentages of the total market value of the security type for the Series.

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	98.48%	1.52%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 Investments inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	2,905,388	2,099,882
Service Class	2,083,480	1,099,990

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,229,678	1,315,166
Service Class	1,746,786	1,847,253

	7,965,332	6,362,291

Shares redeemed:
Standard Class	(3,622,428)	(5,642,605)
Service Class	(3,597,571)	(5,468,226)

	(7,219,999)	(11,110,831)

Net increase (decrease)	745,333	(4,748,540)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets

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Delaware VIP® High Yield Series Notes to financial statements (continued)

5. Line of Credit (continued)

of each Participant. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$748,809	$(748,809)	$—	$(748,809)	$—
Bank of Montreal	2,246,427	(2,246,427)	—	(2,246,427)	—
BNP Paribas	2,559,894	(2,559,894)	—	(2,559,894)	—

Total	$5,555,130	$(5,555,130)	$—	$(5,555,130)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to

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Delaware VIP® High Yield Series Notes to financial statements (continued)

7. Securities Lending (continued)

changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

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Delaware VIP® High Yield Series Notes to financial statements (continued)

10. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. We believe the matter subject to the litigation notice may lead to a recovery from the Series of certain amounts received by the Series because a US Court of Appeals has ruled that the Series and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Series should not have received payment in full. Based upon currently available information related to the litigation and the Series’ potential exposure, the Series recorded a contingent liability of $3,069,708 and an asset of $920,913 based on the expected recoveries to unsecured creditors as of June 30, 2018 that resulted in a net decrease in the Series’ NAV to reflect this potential recovery.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-17

Delaware VIP® Trust — Delaware VIP High Yield Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® High Yield Series at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware VIP High Yield Series (the “Series”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Series, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Series’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Series.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Series would retain final portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/ vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPHY 21926 (8/18) (559967)	High Yield Series-19

        Delaware VIP® Trust

        Delaware VIP International Value Equity Series

        June 30, 2018

Disclosure of Series expenses	1

Security type / country and sector allocations	2

Schedule of investments	3

Statement of assets and liabilities	6

Statement of operations	7

Statements of changes in net assets	7

Financial highlights	8

Notes to financial statements	10

Other Series information	18

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of (MIMBT) and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$ 937.90	1.13%	$5.43
Service Class	1,000.00	936.90	1.40%	6.72
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.19	1.13%	$5.66
Service Class	1,000.00	1,017.85	1.40%	7.00

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock by Country	98.90%
Australia	0.48%
Canada	5.36%
China/Hong Kong	7.42%
Denmark	2.40%
France	18.84%
Germany	4.74%
Indonesia	2.04%
Italy	3.29%
Japan	20.57%
Netherlands	5.31%
Republic of Korea	2.26%
Russia	1.01%
Singapore	1.00%
Spain	1.96%
Sweden	3.67%
Switzerland	2.77%
United Kingdom	15.78%
Short-Term Investments	0.53%
Securities Lending Collateral	0.00%
Total Value of Securities	99.43%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	20.60%
Consumer Staples	8.82%
Energy	6.47%
Financials	19.32%
Healthcare	9.80%
Industrials	20.76%
Information Technology	4.75%
Materials	3.14%
Telecommunication Services	4.76%
Utilities	0.48%
Total	98.90%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.90% Δ
Australia – 0.48%
Coca-Cola Amatil	34,536	$235,137

		235,137

Canada – 5.36%
Alamos Gold	40,868	232,839
CGI Group Class A †	19,214	1,217,600
Suncor Energy	24,900	1,013,312
Yamana Gold	54,783	159,601

		2,623,352

China/Hong Kong – 7.42%
CNOOC	553,000	954,372
Sinopharm Group	29,598	119,024
Techtronic Industries	206,859	1,153,523
Yue Yuen Industrial Holdings	498,000	1,405,973

		3,632,892

Denmark – 2.40%
Carlsberg Class B	9,971	1,174,649

		1,174,649

France – 18.84%
AXA	49,516	1,215,188
Cie Generale des Etablissements
Michelin	7,015	854,438
Kering	2,257	1,274,636
Publicis Groupe	6,056	416,835
Rexel	16,567	238,258
Sanofi	9,073	727,378
Teleperformance	6,303	1,113,665
TOTAL	19,652	1,198,199
Valeo	12,934	707,185
Vinci	15,330	1,474,440

		9,220,222

Germany – 4.74%
Bayerische Motoren Werke	10,945	992,233
Deutsche Post	36,334	1,186,791
Puma	244	142,757

		2,321,781

Indonesia – 2.04%
Bank Rakyat Indonesia Persero	5,024,075	995,699

		995,699

Italy – 3.29%
Leonardo	60,376	596,913
UniCredit	60,698	1,013,345

		1,610,258

Japan – 20.57%
East Japan Railway	11,056	1,060,014
ITOCHU	107,635	1,951,653
Matsumotokiyoshi Holdings	23,600	1,060,471
MINEBEA MITSUMI	98,900	1,674,015
Mitsubishi UFJ Financial Group	236,835	1,350,012
Nippon Telegraph & Telephone	28,718	1,306,271

	Number of shares	Value (US $)

Common Stock Δ (continued)
Japan (continued)
Nitori Holdings	858	$133,914
Toyota Motor	23,643	1,531,141

		10,067,491

Netherlands – 5.31%
ING Groep	75,691	1,089,696
Koninklijke Philips	35,486	1,509,472

		2,599,168

Republic of Korea – 2.26%
Samsung Electronics	26,450	1,107,126

		1,107,126

Russia – 1.01%
Mobile TeleSystems ADR	55,700	491,831

		491,831

Singapore – 1.00%
United Overseas Bank	24,900	489,045

		489,045

Spain – 1.96%
Banco Santander	179,149	960,693

		960,693

Sweden – 3.67%
Nordea Bank	131,223	1,264,066
Tele2 Class B	45,337	533,004

		1,797,070

Switzerland – 2.77%
Novartis	17,821	1,354,706

		1,354,706

United Kingdom – 15.78%
Imperial Brands	49,630	1,848,387
Meggitt	132,730	864,116
National Grid	21,272	235,370
Playtech	147,630	1,467,105
Rio Tinto	20,647	1,144,725
Shire	19,292	1,085,895
Standard Chartered	118,143	1,079,897

		7,725,495

Total Common Stock (cost $44,758,002)		48,406,615

	Principal amount°
Short-Term Investments – 0.53%
Discount Notes – 0.21% ≠
Federal Home Loan Bank 0.765% 7/2/18	91,280	91,280
1.375% 7/6/18	10,472	10,470

		101,750

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.32%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $21,202 (collateralized by US government obligations 0.00% 7/5/18; market value $21,622)	21,198	$21,198
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $63,605 (collateralized by US government obligations 0.00%–3.75% 7/19/18–2/15/48; market value $64,867)	63,595	63,595
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $72,481 (collateralized by US government obligations 0.00%–8.75% 8/31/18-8/15/46; market value $73,918)	72,469	72,469

		157,262

Total Short-Term Investments (cost $259,008)		259,012

Total Value of Securities Before Securities Lending Collateral – 99.43% (cost $45,017,010)		48,665,627

Securities Lending Collateral – 0.00% **
Repurchase Agreements – 0.00%
Bank of Montreal 2.03%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3 (collateralized by US government obligations 0.00%–3.75% 8/15/18–1/31/23; market value $3	3	3

	Principal amount°	Value (US $)
Securities Lending Collateral ** (continued)
Repurchase Agreements (continued)
Bank of Nova Scotia 2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $13 (collateralized by US government obligations 0.125%–1.875% 3/31/19–5/15/23; market value $13)	13	$13
Credit Agricole 2.07%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $13 (collateralized by US government obligations 4.00% 8/15/18; market value $13)	13	13
JP Morgan Securities 2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $13 (collateralized by US government obligations 0.125%–1.875% 7/15/19–7/15/22; market value $13)	13	13
Merrill Lynch, Pierce, Fenner & Smith 2.08%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $13 (collateralized by US government obligations 4.00% 8/15/18; market value $13)	13	13

		55

Total Securities Lending Collateral (cost $55)		55

Total Value of Securities – 99.43% (cost $45,017,065)	$48,665,682

**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

International Value Equity Series-4

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(297,633)	USD	344,144	7/2/18	$ —	$(3,504)
BNYM	EUR	(44,217)	USD	51,446	7/3/18	—	(206)
BNYM	JPY	12,754,807	USD	(115,746)	7/3/18	—	(512)
BNYM	SGD	662,966	USD	(485,095)	7/3/18	1,522	—

Total Foreign Currency Exchange Contracts						$1,522	$(4,222)

1See Note 6 in “Notes to financial statements.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

EUR – European Monetary Unit

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$48,665,627
Short-term investments held as collateral for loaned securities, at value[2]	55
Foreign currencies, at value[3]	141,764
Cash	121,415
Foreign tax reclaims receivable	231,266
Receivable for securities sold	592,325
Dividends and interest receivable	44,281
Receivable for series shares sold	32,410
Unrealized appreciation on foreign currency exchange contracts	1,522
Securities lending income receivable	45

Total assets	49,830,710

Liabilities:
Payable for securities purchased	794,896
Investment management fees payable to affiliates	34,324
Other accrued expenses	30,008
Audit and tax fees payable	18,477
Unrealized depreciation on foreign currency exchange contracts	4,222
Payable for series shares redeemed	964
Accounting and administration expenses payable to affiliates	484
Legal fees payable to affiliates	478
Dividend disbursing and transfer agent fees and expenses payable to affiliates	310
Trustees’ fees and expenses payable	150
Distribution fees payable to affiliates	112
Obligation to return securities lending collateral	55
Reports and statements to shareholders expenses payable to affiliates	31

Total liabilities	884,511

Total Net Assets	$48,946,199

Net Assets Consist of:
Paid-in capital	$44,677,582
Undistributed net investment income	850,191
Accumulated net realized loss on investments	(227,893)
Net unrealized appreciation of investments	3,648,617
Net unrealized appreciation of foreign currencies	402
Net unrealized depreciation of foreign currency exchange contracts	(2,700)

Total Net Assets	$48,946,199

Net Assets Value:
Standard Class:
Net assets	$48,488,784
Shares of beneficial interest outstanding, unlimited authorization, no par	3,967,075
Net asset value per share	$12.22

Service Class:
Net assets	$457,415
Shares of beneficial interest outstanding, unlimited authorization, no par	37,469
Net asset value per share	$12.21

[1]Investments, at cost	$45,017,010
[2]Short-term investments held as collateral for loaned securities, at cost	55
[3]Foreign currencies, at cost	144,338

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$1,297,802
Interest	5,332
Securities lending income	1,575
Foreign tax withheld	(162,025)

1,142,684

Expenses:
Management fees	217,983
Audit and tax fees	19,001
Accounting and administration expenses	18,954
Reports and statements to shareholders expenses	12,545
Custodian fees	9,947
Legal fees	2,423
Dividend disbursing and transfer agent fees and expenses	2,180
Trustees’ fees and expenses	1,200
Registration fees	311
Distribution expenses – Service Class	635
Other	5,579

290,758
Less expenses waived	(1,432)
Less waived distribution expenses - Service Class	(67)
Less expenses paid indirectly	(10)

Total operating expenses	289,249

Net Investment Income	853,435

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	682,759
Foreign currencies	3,660
Foreign currency exchange contracts	(14,317)

Net realized gain	672,102

Net change in unrealized appreciation (depreciation) of:
Investments	(4,762,011)
Foreign currencies	(6,752)
Foreign currency exchange contracts	(3,866)

Net change in unrealized appreciation (depreciation)	(4,772,629)

Net Realized and Unrealized Loss	(4,100,527)

Net Decrease in Net Assets Resulting from Operations	$(3,247,092)

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of changes in net assets

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$853,435	$1,400,760
Net realized gain	672,102	5,489,673
Net change in unrealized appreciation (depreciation)	(4,772,629)	7,738,626

Net increase (decrease) in net assets resulting from operations	(3,247,092)	14,629,059

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,385,108)	(1,129,739)
Service Class	(11,061)	(6,001)

	(1,396,169)	(1,135,740)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,655,157	6,665,216
Service Class	150,720	749,808
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,385,108	1,129,739
Service Class	11,061	6,001

	3,202,046	8,550,764

Cost of shares redeemed:
Standard Class	(1,563,449)	(35,220,387)
Service Class	(23,498)	(811,874)

	(1,586,947)	(36,032,261)

Increase (Decrease) in net assets derived from capital share transactions	1,615,099	(27,481,497)

Net Decrease in Net Assets	(3,028,162)	(13,988,178)

Net Assets:
Beginning of period	51,974,361	65,962,539

End of period	$48,946,199	$51,974,361

Undistributed net investment income	$850,191	$850,191

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/18[1] (Unaudited)	12/31/17	12/31/16	Year ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.39	$11.11	$10.84	$10.99	$12.19	$10.09

Income (loss) from investment operations:
Net investment income[2]	0.22	0.25	0.19	0.19	0.25	0.18
Net realized and unrealized gain (loss)	(1.03)	2.22	0.26	(0.11)	(1.29)	2.09

Total from investment operations	(0.81)	2.47	0.45	0.08	(1.04)	2.27

Less dividends and distributions from:
Net investment income	(0.36)	(0.19)	(0.18)	(0.23)	(0.16)	(0.17)

Total dividends and distributions	(0.36)	(0.19)	(0.18)	(0.23)	(0.16)	(0.17)

Net asset value, end of period	$12.22	$13.39	$11.11	$10.84	$10.99	$12.19

Total return[3]	(6.21% )	22.51%	4.19%	0.49%	(8.67% )	22.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,489	$51,613	$65,633	$62,285	$57,986	$57,733
Ratio of expenses to average net assets[4]	1.13%	1.06%	1.02%	1.04%	1.07%	1.09%
Ratio of net investment income to average net assets[4]	3.33%	2.00%	1.78%	1.66%	2.13%	1.59%
Portfolio turnover	9%	15%	19%	11%	27%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/18[1] (Unaudited)	12/31/17	12/31/16	Year ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.36	$11.09	$10.82	$10.97	$12.16	$10.07

Income (loss) from investment operations:
Net investment income[2]	0.20	0.22	0.16	0.16	0.22	0.15
Net realized and unrealized gain (loss)	(1.02)	2.21	0.26	(0.11)	(1.28)	2.09

Total from investment operations	(0.82)	2.43	0.42	0.05	(1.06)	2.24

Less dividends and distributions from:
Net investment income	(0.33)	(0.16)	(0.15)	(0.20)	(0.13)	(0.15)

Total dividends and distributions	(0.33)	(0.16)	(0.15)	(0.20)	(0.13)	(0.15)

Net asset value, end of period	$12.21	$13.36	$11.09	$10.82	$10.97	$12.16

Total return[3]	(6.31% )	22.18%	3.92%	0.24%	(8.82% )	22.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$457	$361	$330	$147	$156	$25
Ratio of expenses to average net assets	1.40%	1.31%	1.27%	1.29%	1.32%	1.34%
Ratio of expenses to average net assets prior to fees waived[4]	1.43%	1.36%	1.32%	1.34%	1.37%	1.39%
Ratio of net investment income to average net assets	3.06%	1.75%	1.53%	1.41%	1.88%	1.34%
Ratio of net investment income to average net assets prior to fees waived[4]	3.03%	1.70%	1.48%	1.36%	1.83%	1.29%
Portfolio turnover	9%	15%	19%	11%	27%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or

International Value Equity Series-10

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $9 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from May 1, 2018 through June 30, 2018.* The waiver and reimbursement are accrued daily and paid monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $2,952 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

International Value Equity Series-11

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $1,923 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $1,391 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through May 1, 2019.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$7,339,857
Sales	4,730,680

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives in the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments and Derivatives	Aggregate Unrealized Depreciation of Investments and Derivatives	Net Unrealized Appreciation of Investments and Derivatives
$45,017,065	$8,419,543	$(4,773,626)	$3,645,917

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

International Value Equity Series-12

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$235,137	$—	$235,137
Canada	2,623,352	—	2,623,352
China/Hong Kong	3,632,892	—	3,632,892
Denmark	1,174,649	—	1,174,649
France	9,220,222	—	9,220,222
Germany	2,179,024	142,757	2,321,781
Indonesia	995,699	—	995,699
Italy	1,610,258	—	1,610,258
Japan	10,067,491	—	10,067,491
Netherlands	2,599,168	—	2,599,168
Republic of Korea	1,107,126	—	1,107,126
Russia	491,831	—	491,831
Singapore	489,045	—	489,045
Spain	960,693	—	960,693
Sweden	1,797,070	—	1,797,070
Switzerland	1,354,706	—	1,354,706
United Kingdom	7,725,495	—	7,725,495
Securities Lending Collateral	—	55	55
Short-Term Investments	—	259,012	259,012

Total Value of Securities	$48,263,858	$401,824	$48,665,682

Derivatives*
Assets:
Foreign Currency Exchange Contracts	$—	$1,522	$1,522
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,222)	$(4,222)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series’ occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

International Value Equity Series-13

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	126,923	536,097
Service Class	11,471	59,256
Shares issued upon reinvestment of dividends and distributions:
Standard Class	107,041	97,814
Service Class	856	520

	246,291	693,687

Shares redeemed:
Standard Class	(120,389)	(2,686,700)
Service Class	(1,874)	(62,462)

	(122,263)	(2,749,162)

Net increase (decrease)	124,028	(2,055,475)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2018, the Series entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2018, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

International Value Equity Series-14

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$74,893	$55,829

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2018, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1,522	$(4,222)	$(2,700)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(2,700)	$—	$—	$—	$—	$(2,700)

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$21,198	$(21,198)	$—	$(21,198)	$—
Bank of Montreal	63,595	(63,595)	—	(63,595)	—
BNP Paribas	72,469	(72,469)	—	(72,469)	—

Total	$157,262	$(157,262)	$—	$(157,262)	$—

International Value Equity Series-15

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

7. Offsetting (continued)

Securities Lending

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MLSA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (see also Note 8).

As of June 30, 2018, the Series did not have any security lending agreement by counterparty that is subject to offset.

(a)The value of the related collateral received exceeded the value of the net position and repurchase agreements, as applicable, as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of Investments.” Securities purchased with cash collateral are valued at the market value. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

International Value Equity Series-16

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

8. Securities Lending (continued)

The following table reflects a breakdown of transactions in securities lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements as of June 30, 2018

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Repurchase Agreements	$55	$—	$—	$—	$55

At June 30, 2018, there were no securities on loan. At June 30, 2018, the value of invested collateral was $55. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® International Value Equity Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP International Value Equity Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL or MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

International Value Equity Series-18

Delaware VIP® Trust — Delaware VIP International Value Equity Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/ vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPIVE 21927 (8/18) (559967)	International Value Equity Series-19

Delaware VIP® Trust

Delaware VIP Limited-Term Diversified Income Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$994.20	0.54%	$2.67
Service Class	1,000.00	993.80	0.81%	4.00
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.12	0.54%	$2.71
Service Class	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Security type / sector allocation As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	1.08%
Agency Commercial Mortgage-Backed Securities	0.37%
Agency Mortgage-Backed Securities	19.06%
Corporate Bonds	35.68%
Banking	13.52%
Basic Industry	1.35%
Brokerage	0.80%
Capital Goods	1.24%
Communications	3.39%
Consumer Cyclical	1.84%
Consumer Non-Cyclical	3.13%
Electric	6.21%
Energy	1.67%
Finance Companies	0.97%
Insurance	0.33%
Natural Gas	0.16%
REITs	0.12%
Technology	0.57%
Transportation	0.38%
Municipal Bonds	0.31%
Non-Agency Asset-Backed Securities	29.87%
Non-Agency Collateralized Mortgage Obligations	0.16%
Non-Agency Commercial Mortgage-Backed Security	0.06%
Sovereign Bond	1.02%
Supranational Bank	0.76%
US Treasury Obligation	10.30%
Preferred Stock	0.27%
Short-Term Investments	6.71%
Total Value of Securities	105.65%
Liabilities Net of Receivables and Other Assets	(5.65%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Schedule of investments June 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.715% 9/26/33 •	14,193	$15,125

Total Agency Asset-Backed Security (cost $14,078)		15,125

Agency Collateralized Mortgage Obligations – 1.08%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.091% (LIBOR01M + 2.00%) 10/25/28 •	854,319	865,964
Series 2016-C04 1M1 3.541% (LIBOR01M + 1.45%) 1/25/29 •	537,635	541,782
Series 2017-C01 1M1 3.391% (LIBOR01M + 1.30%) 7/25/29 •	564,716	568,922
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	11,580	12,710
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	360	403
Series 2003-120 BL 3.50% 12/25/18	2,774	2,773
Series 2004-49 EB 5.00% 7/25/24	6,407	6,695
Series 2005-66 FD 2.391% (LIBOR01M + 0.30%, Cap 7.25%, Floor 0.30%) 7/25/35 •	177,551	177,952
Series 2005-110 MB 5.50% 9/25/35	1,271	1,302
Series 2011-88 AB 2.50% 9/25/26	2,426	2,424
Series 2011-113 MC 4.00% 12/25/40	47,738	48,299
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	10,260	11,492
Series 3016 FL 2.463% (LIBOR01M + 0.39%, Cap 6.50%, Floor 0.39%) 8/15/35 •	6,651	6,660
Series 3027 DE 5.00% 9/15/25	7,497	7,865
Series 3067 FA 2.423% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 •	719,510	718,485
Series 3232 KF 2.523% (LIBOR01M + 0.45%, Cap 6.75%, Floor 0.45%) 10/15/36 •	22,345	22,446
Series 3297 BF 2.313% (LIBOR01M + 0.24%, Cap 7.00%, Floor 0.24%) 4/15/37 •	268,659	268,304
Series 3737 NA 3.50% 6/15/25	31,178	31,434
Series 3800 AF 2.573% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 •	1,467,450	1,476,194
Series 4163 CW 3.50% 4/15/40	878,121	882,128
Freddie Mac Strips Series 19 F 2.181% 6/1/28 •	894	895

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28 •	570,897	$591,758
Series 2015-HQA1 M2 4.741% (LIBOR01M + 2.65%) 3/25/28 •	318,937	324,851
Series 2016-DNA3 M2 4.091% (LIBOR01M + 2.00%) 12/25/28 •	396,562	402,248
Series 2016-DNA4 M2 3.391% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 •	500,000	505,359
Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28 •	429,440	439,629
Series 2017-DNA3 M2 4.591% (LIBOR01M + 2.50%) 3/25/30 •	450,000	463,572
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	727	822
Series T-58 2A 6.50% 9/25/43 ◆	16,176	18,281
NCUA Guaranteed Notes Trust Series 2011-R2 1A 2.413% (LIBOR01M + 0.40%, Cap 8.00%, Floor 0.40%) 2/6/20 •	1,108,904	1,110,902
Silverstone Master Issuer Series 2018-1A 1A 144A 2.75% (LIBOR03M + 0.39%) 1/21/70 #•	5,500,000	5,504,642

Total Agency Collateralized Mortgage Obligations (cost $14,958,386)		15,017,193

Agency Commercial Mortgage-Backed Securities – 0.37%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #•	125,000	130,349
Series 2012-K22 B 144A 3.811% 8/25/45 #•	1,115,000	1,121,952
Series 2013-K28 C 144A 3.61% 6/25/46 #•	150,000	147,956
Series 2013-K33 C 144A 3.616% 8/25/46 #•	150,000	147,411
Series 2013-K712 B 144A 3.477% 5/25/45 #•	625,000	626,434
Series 2014-K717 B 144A 3.752% 11/25/47 #•	635,000	638,281
Series 2014-K717 C 144A 3.752% 11/25/47 #•	215,000	213,698
Series 2016-K722 B 144A 3.966% 7/25/49 #•	535,000	530,306

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
NCUA Guaranteed Notes Trust Series 2011-C1 2A 2.617% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 •	1,602,221	$1,599,535

Total Agency Commercial Mortgage-Backed Securities (cost $5,206,649)		5,155,922

Agency Mortgage-Backed Securities – 19.06%
Fannie Mae ARM 2.959% (LIBOR12M + 1.61%, Cap 7.959%) 4/1/46 •	3,518,198	3,492,555
3.202% (LIBOR12M + 1.55%, Cap 8.186%) 4/1/44 •	262,193	263,860
3.336% (LIBOR12M + 1.59%, Cap 9.688%) 9/1/38 •	351,720	367,424
3.392% (H15T1Y + 2.13%, Cap 9.968%) 12/1/33 •	4,758	5,043
3.413% (LIBOR12M + 1.66%, Cap 10.786%) 8/1/37 •	49,057	51,180
3.45% (LIBOR12M + 1.70%, Cap 11.097%) 8/1/37 •	25,012	24,900
3.469% (LIBOR12M + 1.68%, Cap 9.839%) 9/1/35 •	63,963	66,690
3.478% (LIBOR12M + 1.53%, Cap 9.533%) 8/1/34 •	5,572	5,826
3.505% (LIBOR12M + 1.77%, Cap 8.505%) 1/1/41 •	60,027	61,459
3.517% (LIBOR12M + 1.77%, Cap 11.394%) 7/1/36 •	10,092	10,597
3.585% (LIBOR12M + 1.59%, Cap 11.220%) 8/1/36 •	7,020	7,432
3.607% (LIBOR12M + 1.83%, Cap 10.178%) 8/1/35 •	1,703	1,791
3.609% (LIBOR12M + 1.86%, Cap 10.109%) 7/1/36 •	1,801	1,898
3.759% (LIBOR12M + 1.71%, Cap 11.272%) 6/1/36 •	11,218	11,773
3.879% (LIBOR12M + 1.75%, Cap 11.211%) 4/1/36 •	2,782	2,911
4.163% (LIBOR12M + 1.78%, Cap 9.021%) 6/1/34 •	3,006	3,165
Fannie Mae FHAVA 4.50% 7/1/40	611,157	637,538
Fannie Mae S.F. 30 yr 4.50% 11/1/39	535,721	564,560
4.50% 8/1/40	143,143	149,734
4.50% 8/1/41	1,430,821	1,508,579

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 4.50% 10/1/43	1,674,410	$1,761,406
4.50% 10/1/44	115,496	121,381
4.50% 2/1/46	42,206,662	44,398,065
4.50% 3/1/46	11,647,803	12,249,267
4.50% 5/1/46	1,130,664	1,183,295
4.50% 7/1/46	1,420,177	1,482,678
4.50% 10/1/46	6,530,229	6,804,202
4.50% 7/1/47	12,019,095	12,523,353
4.50% 11/1/47	12,167,889	12,802,225
5.00% 6/1/35	740,005	792,359
5.00% 3/1/39	592,688	635,279
5.00% 6/1/39	2,019,597	2,162,314
5.00% 12/1/39	206,574	221,687
5.00% 1/1/40	51,195	54,929
5.00% 6/1/44	1,428,384	1,539,143
5.00% 8/1/44	15,319,738	16,359,066
5.00% 7/1/45	1,799,497	1,928,886
5.00% 7/1/47	13,255,025	14,182,988
5.50% 4/1/34	1,397,084	1,521,183
5.50% 3/1/35	36,988	39,627
5.50% 10/1/35	115,676	125,493
5.50% 8/1/37	430,440	467,718
5.50% 1/1/38	599,005	646,861
5.50% 3/1/38	516,833	563,993
5.50% 8/1/38	88,960	96,730
5.50% 6/1/39	366,073	398,789
5.50% 8/1/41	996,810	1,080,833
5.50% 9/1/41	682,953	756,694
5.50% 5/1/44	59,643,534	64,784,686
6.00% 9/1/36	177,471	199,090
6.00% 10/1/39	1,290,429	1,427,252
6.00% 7/1/41	7,063,253	7,788,859
Fannie Mae S.F. 30 yr TBA 4.50% 7/1/48	1,567,000	1,631,547
Freddie Mac ARM 2.57% (LIBOR12M + 1.63%, Cap 7.571%) 10/1/46 •	1,065,757	1,043,753
2.907% (LIBOR12M + 1.611%, Cap 7.908%) 11/1/44 •	159,391	159,901
3.114% (LIBOR12M + 1.62%, Cap 8.114%) 3/1/46 •	857,671	857,057
3.291% (H15T1Y + 2.14%, Cap 10.88%) 10/1/36 •	2,113	2,217
3.525% (LIBOR12M + 1.78%, Cap 11.228%) 10/1/37 •	35,250	36,824
3.635% (LIBOR12M + 1.89%, Cap 10.044%) 7/1/38 •	270,426	284,749
4.37% (H15T1Y + 2.37%, Cap 10.87%) 6/1/37 •	56,825	59,006

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
5.037% (LIBOR12M + 1.93%, Cap 10.037%) 8/1/38 •	2,613	$2,722
Freddie Mac S.F. 30 yr
4.50% 4/1/39	84,981	88,938
4.50% 5/1/40	3,432,579	3,600,416
4.50% 3/1/42	984,751	1,035,728
4.50% 8/1/42	9,782,479	10,263,255
4.50% 12/1/43	361,833	378,527
4.50% 8/1/44	277,766	291,404
4.50% 7/1/45	1,943,945	2,048,238
4.50% 12/1/45	2,227,213	2,320,951
5.00% 6/1/36	781,471	834,444
5.00% 5/1/41	599,441	641,864
5.00% 12/1/41	546,300	585,854
5.00% 4/1/44	2,137,279	2,289,657
5.00% 12/1/44	773,946	829,239
5.50% 12/1/35	38,334	41,486
5.50% 5/1/37	203,419	221,009
5.50% 3/1/40	118,909	128,561
5.50% 4/1/40	306,028	330,969
5.50% 8/1/40	401,220	433,580
5.50% 6/1/41	5,430,565	5,879,260
5.50% 9/1/41	993,938	1,063,313
6.00% 3/1/36	240,040	264,505
6.00% 6/1/38	123,235	135,899
6.00% 8/1/38	547,065	606,005
6.00% 7/1/39	293,260	323,580
6.00% 5/1/40	2,063,341	2,273,939
6.00% 7/1/40	321,130	354,246
GNMA I S.F. 30 yr
5.50% 2/15/41	332,791	359,795
7.00% 12/15/34	11,756	13,363
GNMA II S.F. 30 yr
5.00% 9/20/46	681,146	725,112
5.50% 5/20/37	199,413	212,311
6.00% 2/20/39	209,744	226,567
6.00% 10/20/39	858,841	927,153
6.00% 2/20/40	949,804	1,029,989
6.00% 4/20/46	272,298	295,311
6.50% 6/20/39	734,649	806,936

Total Agency Mortgage-Backed Securities (cost $271,399,068)		264,278,426

Corporate Bonds – 35.68%
Banking – 13.52%
Banco Santander 3.50% 4/11/22	3,800,000	3,708,895
Bank of America
3.97% 3/5/29 µ	3,165,000	3,117,567
4.183% 11/25/27	2,855,000	2,784,741
5.625% 7/1/20	7,475,000	7,823,991
Bank of Montreal 3.10% 4/13/21	5,170,000	5,154,567

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon
2.20% 3/4/19	15,000	$14,959
2.95% 1/29/23	2,945,000	2,881,358
3.409% (LIBOR03M + 1.05%) 10/30/23 •	4,255,000	4,328,299
Barclays
3.20% 8/10/21	1,970,000	1,931,949
8.25%µy	2,085,000	2,122,098
Citizens Bank
2.30% 12/3/18	5,285,000	5,278,247
2.45% 12/4/19	5,065,000	5,019,422
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,421,148
Compass Bank 2.875% 6/29/22	7,155,000	6,911,682
Credit Suisse Group 144A
4.207% 6/12/24 #µ	4,595,000	4,601,864
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	2,640,000	2,608,687
Fifth Third Bancorp 2.60% 6/15/22	1,150,000	1,113,972
Fifth Third Bank
2.30% 3/15/19	200,000	199,343
3.85% 3/15/26	1,190,000	1,171,957
Goldman Sachs Group
4.223% 5/1/29 µ	3,135,000	3,093,418
6.00% 6/15/20	7,860,000	8,269,771
HSBC Holdings 3.95% 5/18/24 µ	4,305,000	4,295,864
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,565,524
Huntington National Bank 2.50% 8/7/22	1,400,000	1,349,588
JPMorgan Chase & Co.
3.559% 4/23/24 µ	2,605,000	2,581,349
4.005% 4/23/29 µ	2,485,000	2,455,828
4.35% 8/15/21	3,870,000	3,981,263
KeyBank
2.30% 9/14/22	1,245,000	1,188,625
2.40% 6/9/22	2,725,000	2,617,221
3.18% 5/22/22	940,000	928,095
3.375% 3/7/23	2,395,000	2,380,329
Lloyds Banking Group
2.907% 11/7/23 µ	5,325,000	5,075,375
Manufacturers & Traders Trust
2.05% 8/17/20	4,255,000	4,158,724
2.50% 5/18/22	1,445,000	1,398,611
Morgan Stanley
2.75% 5/19/22	260,000	251,942
3.625% 1/20/27	2,145,000	2,065,889
3.772% 1/24/29 µ	1,055,000	1,017,851
5.00% 11/24/25	4,055,000	4,208,699
5.50% 1/26/20	5,300,000	5,485,193
PNC Bank
2.45% 11/5/20	3,635,000	3,573,709
2.70% 11/1/22	505,000	485,589
PNC Financial Services Group 5.00%µy	2,705,000	2,688,094

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Regions Financial 2.75% 8/14/22	1,090,000	$1,052,377
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,022,901
Royal Bank of Scotland Group
3.875% 9/12/23	4,160,000	4,045,209
8.625%µy	2,095,000	2,231,699
Santander UK
2.125% 11/3/20	6,250,000	6,068,851
144A 5.00% 11/7/23 #	2,050,000	2,087,037
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	7,410,000	7,387,837
SunTrust Banks 4.00% 5/1/25	1,825,000	1,834,961
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,882,447
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	1,795,000	1,729,723
144A 3.00% 4/15/21 #	5,915,000	5,826,480
US Bancorp
2.35% 1/29/21	3,365,000	3,304,343
2.375% 7/22/26	1,230,000	1,119,945
3.90% 4/26/28	765,000	777,656
USB Capital IX 3.50% (LIBOR03M + 1.02%)y•	2,220,000	2,014,650
Zions Bancorporation 4.50% 6/13/23	1,770,000	1,790,398

		187,487,811

Basic Industry –1.35%
Dow Chemical 8.55% 5/15/19	7,185,000	7,532,092
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	3,975,055
144A 5.40% 11/1/20 #	2,365,000	2,478,154
Syngenta Finance
144A 3.933% 4/23/21 #	1,445,000	1,442,181
144A 4.441% 4/24/23 #	3,315,000	3,298,888

		18,726,370

Brokerage – 0.80%
Charles Schwab
3.25% 5/21/21	1,515,000	1,521,550
3.85% 5/21/25	1,605,000	1,624,040
E*TRADE Financial 5.30%µy	4,765,000	4,663,744
Jefferies Group 5.125% 1/20/23	3,115,000	3,246,241

		11,055,575

Capital Goods – 1.24%
Allegion US Holding 3.20% 10/1/24	1,500,000	1,422,150
General Dynamics
3.00% 5/11/21	1,000,000	997,119
3.375% 5/15/23	3,665,000	3,673,581
General Electric 2.743% (LIBOR03M + 0.38%) 5/5/26 •	305,000	294,311
L3 Technologies 3.85% 6/15/23	970,000	968,732
Nvent Finance Sarl 144A 3.95% 4/15/23 #	9,970,000	9,874,294

		17,230,187

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications – 3.39%
American Tower Trust I 144A 3.07% 3/15/23 #	1,575,000	$1,546,739
AT&T 144A 4.30% 2/15/30 #	1,125,000	1,066,089
Charter Communications Operating 4.50% 2/1/24	8,670,000	8,668,793
Crown Castle International 5.25% 1/15/23	2,095,000	2,196,749
Crown Castle Towers 144A 3.663% 5/15/25 #	3,785,000	3,707,067
Deutsche Telekom International Finance 144A 4.375% 6/21/28 #	6,825,000	6,781,827
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,080,000	1,060,208
SBA Tower Trust 144A 2.898% 10/8/19 #	1,520,000	1,510,401
Sprint Spectrum 144A 4.738% 3/20/25 #	1,745,000	1,735,926
Time Warner Entertainment 8.375% 3/15/23	8,635,000	10,055,247
Verizon Communications 2.625% 2/21/20	3,990,000	3,978,309
Vodafone Group
3.75% 1/16/24	3,005,000	2,981,876
4.375% 5/30/28	1,820,000	1,799,904

		47,089,135

Consumer Cyclical – 1.84%
Alibaba Group Holding 2.80% 6/6/23	3,360,000	3,236,245
Dollar Tree
3.70% 5/15/23	4,090,000	4,056,391
4.00% 5/15/25	2,615,000	2,558,967
Ford Motor Credit
3.336% 3/18/21	720,000	713,913
4.14% 2/15/23	4,045,000	4,042,570
General Motors Financial
3.45% 1/14/22	3,095,000	3,053,065
4.15% 6/19/23	1,290,000	1,290,904
4.35% 4/9/25	2,145,000	2,116,488
Hyundai Capital America
144A 2.55% 2/6/19 #	3,000,000	2,989,379
144A 3.00% 3/18/21 #	150,000	147,310
Toyota Motor Credit 2.95% 4/13/21	1,285,000	1,279,258

		25,484,490

Consumer Non-Cyclical – 3.13%
Anheuser-Busch InBev Finance 3.30% 2/1/23	7,600,000	7,541,950
Bayer US Finance II 144A 4.25% 12/15/25 #	2,795,000	2,815,447
Becton Dickinson 3.363% 6/6/24	3,000,000	2,884,399
Celgene 3.25% 2/20/23	3,965,000	3,876,083

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
3.35% 3/9/21	4,795,000	$4,792,438
3.70% 3/9/23	2,135,000	2,115,517
4.10% 3/25/25	2,530,000	2,519,804
General Mills
3.20% 4/16/21	1,475,000	1,468,213
3.70% 10/17/23	990,000	980,717
Maple Escrow Subsidiary
144A 3.551% 5/25/21 #	2,550,000	2,553,802
144A 4.057% 5/25/23 #	1,215,000	1,220,861
144A 4.417% 5/25/25 #	1,375,000	1,383,604
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,689,459
Shire Acquisitions Investments Ireland 1.90% 9/23/19	5,675,000	5,589,900

		43,432,194

Electric – 6.21%
AEP Texas 2.40% 10/1/22	5,720,000	5,497,221
Arizona Public Service 2.20% 1/15/20	8,255,000	8,152,709
Ausgrid Finance 144A 3.85% 5/1/23 #	2,265,000	2,271,467
Avangrid 3.15% 12/1/24	3,335,000	3,211,219
Cleveland Electric Illuminating 5.50% 8/15/24	5,210,000	5,719,137
CMS Energy 6.25% 2/1/20	2,945,000	3,079,730
DTE Energy 2.40% 12/1/19	3,350,000	3,311,817
Duke Energy 1.80% 9/1/21	5,640,000	5,399,885
Enel Finance International 144A 2.875% 5/25/22 #	7,275,000	6,936,176
Entergy 4.00% 7/15/22	5,797,000	5,872,698
Entergy Louisiana 4.05% 9/1/23	480,000	490,107
Exelon 2.85% 6/15/20	3,500,000	3,470,339
Exelon Generation 4.25% 6/15/22	1,675,000	1,715,445
Fortis 2.10% 10/4/21	6,715,000	6,412,135
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,768,240
ITC Holdings 2.70% 11/15/22	7,410,000	7,138,192
LG&E & KU Energy 3.75% 11/15/20	470,000	473,698
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	1,000,000	1,028,709
Nevada Power 2.75% 4/15/20	2,110,000	2,107,651
NV Energy 6.25% 11/15/20	2,350,000	2,510,950
PSEG Power 3.85% 6/1/23	2,400,000	2,390,831
Sempra Energy 2.90% 2/1/23	4,240,000	4,119,155

		86,077,511

Energy – 1.67%
Enbridge Energy Partners
4.375% 10/15/20	1,095,000	1,114,864
5.20% 3/15/20	225,000	231,455
Energy Transfer Partners 4.20% 9/15/23	1,715,000	1,714,016
Kinder Morgan Energy Partners 9.00% 2/1/19	2,215,000	2,289,993
Marathon Oil 2.80% 11/1/22	2,310,000	2,216,451

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX 4.875% 12/1/24	3,885,000	$4,008,979
ONEOK 7.50% 9/1/23	4,745,000	5,442,278
Sabine Pass Liquefaction
5.625% 3/1/25	2,865,000	3,050,685
5.875% 6/30/26	1,650,000	1,771,766
Williams 4.55% 6/24/24	1,295,000	1,301,475

		23,141,962

Finance Companies – 0.97%
Air Lease 3.00% 9/15/23	2,375,000	2,250,950
Aviation Capital Group 144A 2.875% 1/20/22 #	5,430,000	5,255,073
International Lease Finance 8.625% 1/15/22	5,230,000	6,003,401

		13,509,424

Insurance – 0.33%
AXA Equitable Holdings 144A 3.90% 4/20/23 #	1,985,000	1,970,841
Nuveen Finance 144A 2.95% 11/1/19 #	2,620,000	2,610,552

		4,581,393

Natural Gas – 0.16%
NiSource 144A 5.65%#µy	2,205,000	2,191,219

		2,191,219

REITs – 0.12%
Kilroy Realty 3.45% 12/15/24	1,790,000	1,720,135

		1,720,135

Technology – 0.57%
Analog Devices 2.95% 1/12/21	625,000	620,011
Microchip Technology
144A 3.922% 6/1/21 #	1,675,000	1,678,800
144A 4.333% 6/1/23 #	1,815,000	1,819,467
NXP
144A 4.125% 6/1/21 #	2,140,000	2,140,000
144A 4.625% 6/1/23 #	385,000	390,467
Trimble 4.15% 6/15/23	1,195,000	1,197,771

		7,846,516

Transportation – 0.38%
CH Robinson Worldwide 4.20% 4/15/28	710,000	698,566
Penske Truck Leasing 144A 4.20% 4/1/27 #	2,290,000	2,260,098
Union Pacific 3.50% 6/8/23	1,605,000	1,607,352
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 t	668,439	646,751

		5,212,767

Total Corporate Bonds (cost $499,431,600)		494,786,689

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Municipal Bonds – 0.31%
Commonwealth of Massachusetts 5.00% 10/1/25	355,000	$417,576
County of Baltimore, Maryland 5.00% 2/1/26	3,320,000	3,927,394

Total Municipal Bonds (cost $4,514,027)		4,344,970

Non-Agency Asset-Backed Securities – 29.87%
Ally Master Owner Trust
Series 2015-2 A1 2.643% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/21 •	1,600,000	1,603,263
American Express Credit Account Master Trust
Series 2014-1 A 2.443% (LIBOR01M + 0.37%, Floor 0.37%) 12/15/21 •	6,925,000	6,942,310
Series 2017-2 A 2.523% (LIBOR01M + 0.45%) 9/16/24 ●	10,260,000	10,350,720
Series 2017-5 A 2.453% (LIBOR01M + 0.38%) 2/18/25 ●	2,425,000	2,434,412
Series 2018-5 A 2.413% (LIBOR01M + 0.34%) 12/15/25 ●	13,040,000	13,070,008
Avis Budget Rental Car Funding AESOP Series 2013-2A A 144A 2.97% 2/20/20 #	8,750,000	8,755,340
BA Credit Card Trust Series 2014-A1 A 2.453% (LIBOR01M + 0.38%, Floor 0.38%) 6/15/21 ●	8,559,000	8,572,695
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,249,668
Barclays Dryrock Issuance Trust Series 2017-1 A 2.403% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	6,410,000	6,419,498
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 2.35% (LIBOR01M + 0.32%) 5/15/23 #●	2,200,000	2,199,997
BMW Vehicle Lease Trust Series 2016-2 A3 1.43% 9/20/19	986,785	982,928
Cabela’s Credit Card Master Note Trust Series 2014-2 A 2.523% (LIBOR01M + 0.45%, Floor 0.45%) 7/15/22 ●	3,750,000	3,759,303
Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,735,089
Series 2016-1 A1 1.78% 6/15/22	6,684,000	6,613,525
CarMax Auto Owner Trust Series 2018-1 A2B 2.223% (LIBOR01M + 0.15%) 5/17/21 ●	3,690,000	3,688,628
Chase Issuance Trust Series 2013-A9 A 2.493% (LIBOR01M + 0.42%, Floor 0.42%) 11/16/20 ●	560,000	560,707
Series 2014-A5 A5 2.443% (LIBOR01M + 0.37%, Floor 0.37%) 4/15/21 ●	7,882,000	7,895,377

	Principal amount°	Value (US $)
Non-Agency Asset-Backed
Securities (continued)
Chase Issuance Trust Series 2016-A1 A 2.483% (LIBOR01M + 0.41%, Floor 0.41%) 5/17/21 ●	7,390,000	$7,409,712
Series 2016-A3 A3 2.623% (LIBOR01M + 0.55%, Floor 0.55%) 6/15/23 ●	15,735,000	15,899,014
Series 2017-A1 A 2.373% (LIBOR01M + 0.30%) 1/18/22 ●	2,650,000	2,656,053
Series 2017-A2 A 2.473% (LIBOR01M + 0.40%) 3/15/24 ●	4,555,000	4,579,474
Series 2018-A1 A1 2.273% (LIBOR01M + 0.20%) 4/17/23 ●	3,040,000	3,039,088
Chesapeake Funding II Series 2017-2A A2 144A 2.523% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #●	3,008,946	3,009,031
Series 2017-4A A2 144A 2.413% (LIBOR01M + 0.34%) 11/15/29 #●	4,970,000	4,964,621
Citibank Credit Card Issuance Trust Series 2016-A3 A3 2.515% (LIBOR01M + 0.49%) 12/7/23 ●	15,395,000	15,508,086
Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	17,100,000	17,325,369
Series 2017-A7 A7 2.40% (LIBOR01M + 0.37%) 8/8/24 ●	19,325,000	19,358,676
Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25 ●	9,955,000	9,963,922
Series 2018-A4 A4 2.37% (LIBOR01M + 0.34%) 6/9/25 ●	9,000,000	8,988,300
Discover Card Execution Note Trust Series 2014-A1 A1 2.503% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	5,934,000	5,943,939
Series 2017-A1 A1 2.563% (LIBOR01M + 0.49%) 7/15/24 ●	14,770,000	14,889,398
Series 2017-A3 A3 2.303% (LIBOR01M + 0.23%) 10/17/22 ●	9,025,000	9,032,137
Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%) 12/15/26 ●	7,315,000	7,390,141
Series 2017-A7 A7 2.433% (LIBOR01M + 0.36%) 4/15/25 ●	10,490,000	10,518,090
Series 2018-A2 A2 2.403% (LIBOR01M + 0.33%) 8/15/25 ●	9,375,000	9,379,610
Series 2018-A3 A3 2.328% (LIBOR01M + 0.23%) 12/15/23 ●	6,920,000	6,915,865
Ford Credit Auto Owner Trust Series 2016-C A2B 2.213% (LIBOR01M + 0.14%) 9/15/19 ●	166,829	166,835

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.643% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	26,214,000	$26,343,597
Series 2017-1 A2 2.493% (LIBOR01M + 0.42%) 5/15/22 ●	425,000	426,224
Series 2017-2 A2 2.423% (LIBOR01M + 0.35%, Floor 0.62%) 9/15/22 ●	17,200,000	17,230,119
Series 2018-1 A2 2.177% (LIBOR01M + 0.28%) 5/15/23 ●	1,225,000	1,224,999
GMF Floorplan Owner Revolving Trust Series 2017-1 A2 144A 2.643% (LIBOR01M + 0.57%) 1/18/22 #●	500,000	502,118
Golden Credit Card Trust Series 2014-2A A 144A 2.523% (LIBOR01M + 0.45%) 3/15/21 #●	920,000	921,827
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	337,625	329,573
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	3,035,139	3,027,045
Series 2017-C A3 144A 2.12% 2/16/21 #	2,500,000	2,474,655
Series 2018-A A3 144A 2.81% 4/15/21 #	1,300,000	1,296,566
Invitation Homes Trust Series 2018-SFR1 A 144A 2.785% (LIBOR01M + 0.70%) 3/17/37 #●	3,438,469	3,429,020
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 2.773% (LIBOR01M + 0.70%, Floor 0.75%) 5/17/21 #●	2,280,000	2,290,835
Series 2017-AA A 144A 2.373% (LIBOR01M + 0.30%) 5/16/21 #●	1,000,000	1,001,431
Series 2017-BA A 144A 2.493% (LIBOR01M + 0.42%) 5/16/22 #●	6,000,000	6,015,539
Series 2018-BA A 144A 2.274% (LIBOR01M + 0.34%) 5/15/23 #●	2,400,000	2,401,189
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	1,595,000	1,571,782
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.441% (LIBOR01M + 1.35%) 9/27/21 #●	715,000	716,768
Series 2017-1 A 144A 2.871% (LIBOR01M + 0.78%) 6/27/22 #●	1,900,000	1,908,175

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Nissan Master Owner Trust Receivables
Series 2016-A A1 2.713% (LIBOR01M + 0.64%, Floor 0.65%) 6/15/21 ●	2,790,000	$2,800,045
Series 2017-B A 2.503% (LIBOR01M + 0.43%) 4/18/22 ●	2,170,000	2,175,762
Series 2017-C A 2.393% (LIBOR01M + 0.32%) 10/17/22 ●	3,720,000	3,722,229
PFS Financing Series 2018-A A 144A 2.319% (LIBOR01M + 0.40%) 2/15/22 #●	610,000	609,426
Series 2018-C A 144A 2.553% (LIBOR01M + 0.48%) 4/15/22 #●	1,900,000	1,901,997
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 2.341% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ◆●	930,329	922,085
Tesla Auto Lease Trust Series 2018-A A 144A 2.32% 12/20/19 #	2,870,102	2,860,740
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	599,449	590,877
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	670,580	659,717
Toyota Auto Receivables Owner Trust
Series 2017-A A2B 2.143% (LIBOR01M + 0.07%) 9/16/19 ●	335,247	335,263
Series 2018-A A2B 2.143% (LIBOR01M + 0.07%) 10/15/20 ●	6,125,000	6,125,274
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.923% (LIBOR01M + 0.85%) 12/15/20 #●	7,415,000	7,423,542
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,500,000	3,463,980
Series 2017-1A A 144A 2.06% 9/20/21 #	4,780,000	4,725,662
Series 2017-3A A1B 144A 2.354% (LIBOR01M + 0.27%) 4/20/22 #●	11,825,000	11,829,648
Series 2018-1A A1B 144A 2.344% (LIBO R01M + 0.26%) 9/20/22 #●	5,070,000	5,070,986
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.285% (LIBOR01M + 0.18%) 7/20/21 ●	1,135,000	1,135,000

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.573% (LIBOR01M + 0.50%) 11/15/22 #•	15,000,000	$15,028,049

Total Non-Agency Asset-Backed Securities (cost $414,562,423)		414,262,573

Non-Agency Collateralized Mortgage Obligations – 0.16%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	5,590	5,282
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	662,304	661,697
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	650,000	650,642
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	399,083	395,591
Series 2017-4 A1 144A 3.50% 7/25/47 #•	504,940	496,103

Total Non-Agency Collateralized Mortgage Obligations (cost $2,222,277)		2,209,315

Non-Agency Commercial Mortgage-Backed Security – 0.06%
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	1,082,497	820,165

Total Non-Agency Commercial Mortgage-Backed Security (cost $1,147,983)		820,165

Sovereign Bond – 1.02%
Japan – 1.02%
Japan Bank for International Cooperation 2.90% (LIBOR03M + 0.57%) 2/24/20 •	14,030,000	14,127,977

Total Sovereign Bond (cost $14,136,025)		14,127,977

Supranational Bank – 0.76%
Inter-American Development Bank 2.087% (LIBOR01M + 0.00%) 10/9/20 •	10,530,000	10,528,742

Total Supranational Bank (cost $10,517,860)		10,528,742

	Principal amount°	Value (US $)
US Treasury Obligations – 10.30%
US Treasury Bills
2.25% 11/15/27	12,960,000	$12,317,062
2.625% 6/30/23	72,575,000	72,207,872
2.75% 2/15/28	805,000	797,925
2.875% 5/15/28	395,000	395,671
US Treasury Floating Rate Note 1.95% (USBMMY03M + 0.00%) 1/31/20 •	43,195,000	43,191,350
1.983% (LIBOR01M + 0.033%) 4/30/20 •	13,965,000	13,965,046

Total US Treasury Obligations (cost $143,135,411)		142,874,926

	Number of
	shares
Preferred Stock – 0.27%
General Electric 5.00% µy	1,027,000	1,014,419
Morgan Stanley 5.55% µy	2,500,000	2,579,875
USB Realty 144A 3.495% (LIBOR03M + 1.147%)#y•	200,000	181,750

Total Preferred Stock (cost $3,717,821)		3,776,044

	Principal amount°
Short-Term Investments – 6.71%
Discount Notes – 2.64% ≠
Federal Home Loan Bank
0.763% 7/2/18	32,785,858	32,785,858
1.375% 7/6/18	3,761,268	3,760,489

		36,546,347

Repurchase Agreements – 4.07%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $7,615,246 (collateralized by US government obligations 0.00% 7/5/18; market value $7,766,248)	7,613,964	7,613,964
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $22,845,642 (collateralized by US government obligations 0.00%–3.75% 7/19/18–2/15/48; market value $23,298,730)	22,841,892	22,841,892

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $26,033,588 (collateralized by US government obligations 0.00%–8.75% 8/31/18–8/15/46; market value $26,549,834)	26,029,249	$26,029,249

		56,485,105

Total Short-Term Investments (cost $93,029,978)		93,031,452

Total Value of Securities – 105.65% (cost $1,477,993,586)	$1,465,229,519

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $213,171,281, which represents 15.37% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
y	No contractual maturity date.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following swap contract was outstanding at June 30, 2018:1

Swap Contract

CDS Contract2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.29[5] 12/20/22 - Quarterly	42,000,000	5.00%	$(2,606,633)	$(2,626,796)	$20,163	$31,757

The use of swaps contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(35,021).

5Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BA – Bank of America

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

FHAVA – Federal Housing Administration and Veterans Administration

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE – Intercontinental Exchange

LB – Lehman Brothers

LIBOR – London Interbank Exchange

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR12M – ICE LIBOR USD 1 Year

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – United States Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$1,465,229,519
Cash	62,329
Receivable for securities sold	9,156,382
Interest receivable	6,364,459
Cash collateral due from broker	3,867,339
Variation margin due from broker on centrally cleared credit default swap contracts	31,757
Receivable for series shares sold	1,175

Total assets	1,484,712,960

Liabilities:
Payable for securities purchased	92,829,570
Upfront payments received on credit default swaps contracts	2,626,796
Payable for series shares redeemed	680,004
Distribution payable	573,895
Investment management fees payable to affiliates	543,535
Distribution fees payable to affiliates	316,003
Other accrued expenses	134,753
Swaps payments payable	64,167
Audit and tax fees payable	24,217
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,545
Accounting and administration expenses payable to affiliates	4,613
Trustees’ fees and expenses payable	4,143
Legal fees payable to affiliates	2,411
Reports and statements to shareholders expenses payable to affiliates	869

Total liabilities	97,813,521

Total Net Assets	$1,386,899,439

Net Assets Consist of:
Paid-in capital	$1,431,043,001
Distributions in excess of net investment income	(3,572,537)
Accumulated net realized loss on investments	(27,792,100)
Net unrealized depreciation of investments	(12,764,067)
Net unrealized depreciation of swap contracts	(14,858)

Total Net Assets	$1,386,899,439

Net Asset Value
Standard Class:
Net assets	$104,754,233
Shares of beneficial interest outstanding, unlimited authorization, no par	10,854,847
Net asset value per share	$9.65

Service Class:
Net assets	$1,282,145,206
Shares of beneficial interest outstanding, unlimited authorization, no par	133,752,328
Net asset value per share	$9.59

[1]Investments, at cost	$1,477,993,586

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust—

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six months ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$17,416,039
Expenses:
Management fees	3,323,328
Distribution expenses – Service Class	1,940,838
Accounting and administration expenses	138,700
Reports and statements to shareholders expenses	94,204
Dividend disbursing and transfer agent fees and expenses	58,588
Legal fees	45,356
Trustees’ fees and expenses	32,731
Audit and tax fees	24,859
Custodian fees	18,991
Registration fees	218
Other	31,958

5,709,771
Less waived distribution expenses – Service Class	(214,316)
Less expenses paid indirectly	(3,982)

Total operating expenses	5,491,473

Net Investment Income	11,924,566

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(7,670,286)
Swap contracts	(770,514)

Net realized loss	(8,440,800)

Net change in unrealized appreciation (depreciation) of:
Investments	(13,687,791)
Swap contracts	610,964

Net change in unrealized appreciation (depreciation)	(13,076,827)

Net Realized and Unrealized Loss	(21,517,627)

Net Decrease in Net Assets Resulting from Operations	$(9,593,061)

Delaware VIP Trust—

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,924,566	$17,757,791
Net realized gain (loss)	(8,440,800)	4,592,083
Net change in unrealized appreciation (depreciation)	(13,076,827)	4,850,124

Net increase (decrease) in net assets resulting from operations	(9,593,061)	27,199,998

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,290,115)	(1,916,055)
Service Class	(14,802,485)	(23,867,534)

	(16,092,600)	(25,783,589)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	17,348,740	29,332,842
Service Class	27,592,140	54,140,719

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	1,277,395	1,915,246
Service Class	14,710,048	23,934,377

	60,928,323	109,323,184

Cost of shares redeemed:
Standard Class	(10,938,028)	(13,776,255)
Service Class	(55,469,260)	(86,289,865)

	(66,407,288)	(100,066,120)

Increase (decrease) in net assets derived from capital share transactions	(5,478,965)	9,257,064

Net Increase (Decrease) in Net Assets	(31,164,626)	10,673,473

Net Assets:
Beginning of period	1,418,064,065	1,407,390,592

End of period	$1,386,899,439	$1,418,064,065

Undistributed (distributions in excess of) net investment income	$(3,572,537)	$595,497

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months Ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$9.83	$9.82	$9.78	$9.87	$9.86	$10.12

Income (loss) from investment operations:
Net investment income[2]	0.09	0.15	0.11	0.13	0.12	0.09
Net realized and unrealized gain (loss)	(0.15)	0.06	0.09	(0.05)	0.05	(0.20)

Total from investment operations	(0.06)	0.21	0.20	0.08	0.17	(0.11)

Less dividends and distributions from:
Net investment income	(0.12)	(0.20)	(0.16)	(0.17)	(0.16)	(0.14)
Net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	—	—	—	— [3]

Total dividends and distributions	(0.12)	(0.20)	(0.16)	(0.17)	(0.16)	(0.15)

Net asset value, end of period	$9.65	$9.83	$9.82	$9.78	$9.87	$9.86

Total return[4]	(0.58% )	2.17%	2.09%	0.78%	1.69%	(1.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,754	$98,895	$81,412	$62,646	$59,362	$50,161
Ratio of expenses to average net assets[5]	0.54%	0.55%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets[5]	1.96%	1.49%	1.15%	1.36%	1.22%	0.92%
Portfolio turnover	73%	135%	143%	128%	113%	236%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2013, return of capital distributions of $18,022, were made by the Series’ Standard Class, which calculated to a de minimis amount of $0.004 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months Ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$ 9.76	$9.75	$9.72	$9.80	$9.79	$10.05

Income (loss) from investment operations:
Net investment income[2]	0.08	0.12	0.09	0.11	0.10	0.07
Net realized and unrealized gain (loss)	(0.14)	0.07	0.08	(0.05)	0.04	(0.20)

Total from investment operations	(0.06)	0.19	0.17	0.06	0.14	(0.13)

Less dividends and distributions from:
Net investment income	(0.11)	(0.18)	(0.14)	(0.14)	(0.13)	(0.12)
Net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	—	—	—	— [3]

Total dividends and distributions	(0.11)	(0.18)	(0.14)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$9.59	$9.76	$9.75	$9.72	$9.80	$9.79

Total return[4]	(0.62% )	1.92%	1.73%	0.62%	1.44%	(1.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,282,145	$1,319,169	$1,325,979	$1,370,899	$1,405,542	$1,331,406
Ratio of expenses to average net assets	0.81%	0.80%	0.80%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.85%	0.85%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets	1.69%	1.24%	0.90%	1.11%	0.97%	0.67%
Ratio of net investment income to average net assets prior to fees waived[5]	1.66%	1.19%	0.85%	1.06%	0.92%	0.62%
Portfolio turnover	73%	135%	143%	128%	113%	236%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Dec. 31, 2013, return of capital distributions of $481,548, were made by the Series’ Service Class, which calculated to a de minimis amount of $0.004 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30,2018 are reflected on the“Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018, and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

To Be Announced Trades (TBA) – The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $3,981 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual Series operating expenses from exceeding 0.75% of the Series’ average daily net assets from May 1, 2018 through June 30, 2018.* The waivers and reimbursements are accrued daily and received monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative Net Asset Value (NAV) basis. For the six months ended June 30, 2018, the Series was charged $28,309 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $52,289 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $16,430 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Cross trades for the six months ended June 30, 2018 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2018, the Series engaged in securities sales of $17,891 which did not result a realized gain loss. For the six months ended June 30, 2018, the Series did not engage in any securities purchases under Rule 17a-7.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through May 1, 2019.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$447,818,216
Purchases of US government securities	568,656,363
Sales other than US government securities	406,610,308
Sales of US government securities	610,401,298

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments and Derivatives	Aggregate Unrealized Depreciation of Investments and Derivatives	Net Unrealized Depreciation of Investments and Derivatives
$1,482,736,049	$1,658,264	$(19,144,631)	$(17,486,367)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

The Series has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term
$5,322,219	$8,604,477

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

3. Investments (continued)

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Level 2
Securities:
Assets:
Agency, Asset- & Mortgage-Backed Securities	$701,758,719
Corporate Debt	494,786,689
Foreign Debt	24,656,719
Municipal Bonds	4,344,970
US Treasury Obligations	142,874,926
Preferred Stock	3,776,044
Short-Term Investments	93,031,452

Total Value of Securities	$1,465,229,519

Derivatives:*
Assets:
Swap Contracts	$20,163

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2018, there were no Level 3 investments.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	1,786,539	2,976,250
Service Class	2,849,737	5,533,204
Shares issued upon reinvestment of dividends and distributions:
Standard Class	131,931	194,233
Service Class	1,528,791	2,443,899

	6,296,998	11,147,586

Shares redeemed:
Standard Class	(1,126,897)	(1,399,543)
Service Class	(5,762,606)	(8,808,321)

	(6,889,503)	(10,207,864)

Net increase (decrease)	(592,505)	939,722

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

6. Derivatives (continued)

margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2018, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) For bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Series entered in to CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2018, the Series experienced net realized and unrealized gains or losses attributable to credit contracts which are disclosed on the “Statement of asset and liabilities” as “Variation margin due to brokers on centrally cleared credit default swap contracts” and on the “Statement of operations” as “Net realized loss on swap contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional value)*	$42,000,000	$—

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2018, the Series had no open derivatives subject to offsetting provisions.

Master Repurchase Agreements

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

7. Offsetting (continued)

to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$7,613,964	$(7,613,964)	$—	$(7,613,964)	$—
Bank of Montreal	22,841,892	(22,841,892)	—	(22,841,892)	—
BNP Paribas	22,029,249	(22,029,249)	—	(22,029,249)	—

Total	$52,485,105	$(52,485,105)	$—	$(52,485,105)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

9. Credit and Market Risk (continued)

of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2018, Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Limited-Term Diversified Income Series at a meeting held

November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware VIP Limited-Term Diversified Income Series (the “Series”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Series, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Series’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Series.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance and fall-out benefits. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Series would retain final portfolio management discretion over the Series.

Economies of scale. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Limited-Term Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPLTD 21928 (8/18) (559967)	Limited-Term Diversified Income Series-26

Delaware VIP® Trust

Delaware VIP REIT Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/18 to
	1/1/18	6/30/18	Ratio	6/30/18*

Actual Series return†
Standard Class	$1,000.00	$ 997.50	0.83%	$4.11
Service Class	1,000.00	996.00	1.10%	5.44

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.34	1.10%	5.51

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock	99.17%
Diversified REITs	4.31%
Healthcare	4.76%
Healthcare REITs	6.01%
Hotel REITs	8.13%
Industrial REITs	10.10%
Information Technology REITs	8.43%
Mall REIT	7.14%
Manufactured Housing REITs	3.90%
Mixed REIT	1.20%
Multifamily REITs	15.67%
Office REITs	9.61%
Self-Storage REITs	7.93%
Shopping Center REITs	4.75%
Single Tenant REITs	4.42%
Specialty REITs	2.81%
Short-Term Investments	0.29%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Simon Property Group	7.14%
Prologis	5.27%
Equinix	4.86%
Brookdale Senior Living	4.76%
AvalonBay Communities	4.11%
Equity Residential	3.40%
Duke Realty	3.24%
Host Hotels & Resorts	3.16%
Vornado Realty Trust	2.89%
Extra Space Storage	2.86%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.17%
Diversified REITs – 4.31%
Cousins Properties	260,075	$2,520,127
Forest City Realty Trust Class A	105,225	2,400,182
JBG SMITH Properties	34,275	1,250,009
Spirit MTA REIT †	1	5
Vornado Realty Trust	169,618	12,538,162

		18,708,485

Healthcare – 4.76%
Brookdale Senior Living †	2,272,490	20,656,934

		20,656,934

Healthcare REITs – 6.01%
HCP	284,175	7,337,399
Omega Healthcare Investors	103,375	3,204,625
Sabra Health Care REIT	197,625	4,294,391
Welltower	179,500	11,252,855

		26,089,270

Hotel REITs – 8.13%
Host Hotels & Resorts	649,668	13,688,505
MGM Growth Properties Class A	143,700	4,377,102
Park Hotels & Resorts	186,925	5,725,513
RLJ Lodging Trust	208,075	4,588,054
Sunstone Hotel Investors	413,626	6,874,464

		35,253,638

Industrial REITs – 10.10%
DCT Industrial Trust	28,591	1,907,877
Duke Realty	484,675	14,070,115
Prologis	347,972	22,858,281
Rexford Industrial Realty	157,950	4,958,051

		43,794,324

Information Technology REITs – 8.43%
American Tower	42,325	6,101,995
Digital Realty Trust	37,825	4,220,513
Equinix	49,025	21,075,357
SBA Communications †	31,150	5,143,488

		36,541,353

Mall REIT – 7.14%
Simon Property Group	181,853	30,949,562

		30,949,562

Manufactured Housing REITs – 3.90%
Equity LifeStyle Properties	118,328	10,874,343
Sun Communities	61,750	6,044,090

		16,918,433

Mixed REIT – 1.20%
Liberty Property Trust	117,675	5,216,533

		5,216,533

Multifamily REITs – 15.67%
Apartment Investment & Management	164,500	6,958,350
AvalonBay Communities	103,764	17,835,994
Camden Property Trust	117,500	10,707,775
Education Realty Trust	60,625	2,515,937

	Number of	Value
	shares	(US $)
Common Stock (continued)
Multifamily REITs (continued)
Equity Residential	231,325	$14,733,089
Essex Property Trust	27,371	6,543,585
UDR	230,775	8,663,293

		67,958,023

Office REITs – 9.61%
Alexandria Real Estate Equities	45,500	5,740,735
Boston Properties	39,890	5,003,004
Columbia Property Trust	365,625	8,303,344
Hudson Pacific Properties	119,925	4,248,943
Kilroy Realty	109,675	8,295,817
SL Green Realty	100,275	10,080,646

		41,672,489

Self-Storage REITs – 7.93%
CubeSmart	328,575	10,586,687
Extra Space Storage	124,425	12,418,859
Public Storage	50,111	11,368,181

		34,373,727

Shopping Center REITs – 4.75%
DDR	237,962	4,259,520
Kimco Realty	76,750	1,303,983
Regency Centers	85,260	5,292,941
Retail Properties of America	284,775	3,639,425
Urban Edge Properties	88,830	2,031,542
Weingarten Realty Investors	132,207	4,073,298

		20,600,709

Single Tenant REITs – 4.42%
National Retail Properties	166,761	7,330,813
Spirit Realty Capital	309,150	2,482,475
STORE Capital	341,075	9,345,455

		19,158,743

Specialty REITs – 2.81%
GEO Group	152,950	4,212,243
Invitation Homes	345,600	7,969,536

		12,181,779

Total Common Stock (cost $413,244,240)		430,074,002

	Principal amount°
Short-Term Investments – 0.29%
Discount Notes – 0.11% ≠
Federal Home Loan Bank
0.763% 7/2/18	444,419	444,419
1.376% 7/6/18	50,985	50,974

		495,393

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.18%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $103,226 (collateralized by US government obligations 0.00% 7/5/18; market value $105,273)	103,209	$103,209
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $309,677 (collateralized by US government obligations 0.00%–3.75% 7/19/18–2/15/48; market value $315,819)	309,626	309,626

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $352,891 (collateralized by US government obligations 0.00%–8.75% 8/31/18–8/15/46; market value $359,888)	352,832	$352,832

		765,667

Total Short-Term Investments (cost $1,261,040)		1,261,060

Total Value of Securities – 99.46% (cost $414,505,280)	$431,335,062

≠ The rate shown is the effective yield at the time of purchase.

°  Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†  Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$431,335,062
Cash	374,911
Receivable for securities sold	2,001,200
Dividends and interest receivable	1,697,178
Receivable for series shares sold	6

Total assets	435,408,357

Liabilities:
Payable for securities purchased	1,000,650
Payable for series shares redeemed	317,339
Management fees payable to affiliates	264,259
Other accrued expenses	59,137
Distribution fees payable to affiliates	49,310
Audit and tax fees payable	17,298
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,642
Accounting and administration expenses payable to affiliates	1,654
Trustees’ fees and expenses payable to affiliates	1,257
Legal fees payable to affiliates	735
Reports and statements to shareholders expenses payable to affiliates	272

Total liabilities	1,714,553

Total Net Assets	$433,693,804

Net Assets Consist of:
Paid-in capital	$449,082,782
Undistributed net investment income	5,707,256
Accumulated net realized loss on investments	(37,926,016)
Net unrealized appreciation of investments	16,829,782

Total Net Assets	$433,693,804

Net Asset Value
Standard Class:
Net assets	$231,801,962
Shares of beneficial interest outstanding, unlimited authorization, no par	18,195,826
Net asset value per share	$12.74

Service Class:
Net assets	$201,891,842
Shares of beneficial interest outstanding, unlimited authorization, no par	15,860,066
Net asset value per share	$12.73

[1]Investments, at cost	$414,505,280

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$7,493,356
Interest	68,755

7,562,111

Expenses:
Management fees	1,546,978
Distribution expenses – Service Class	291,874
Accounting and administration expenses	51,154
Reports and statements to shareholders expenses	39,682
Dividend disbursing and transfer agent fees and expenses	17,364
Audit and tax fees	17,297
Legal fees	12,921
Custodian fees	10,114
Trustees’ fees and expenses	9,665
Registration fees	223
Other	5,557

2,002,829
Less waived distribution expenses – Service Class	(31,852)
Less expenses paid indirectly	(350)

Total operating expenses	1,970,627

Net Investment Income	5,591,484

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(22,473,554)
Net change in unrealized appreciation (depreciation) of investments	15,043,608

Net Realized and Unrealized Loss	(7,429,946)

Net Decrease in Net Assets Resulting from Operations	$(1,838,462)

Delaware VIP Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months
	ended	Year
	6/30/18	ended
	(Unaudited)	12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,591,484	$8,414,262
Net realized gain (loss)	(22,473,554)	4,670,385
Net change in unrealized appreciation (depreciation)	15,043,608	(6,503,693)

Net increase (decrease) in net assets resulting from operations	(1,838,462)	6,580,954

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(4,662,301)	(3,825,327)
Service Class	(3,632,834)	(2,986,473)

Net realized gain:
Standard Class	(6,695,485)	(32,530,954)
Service Class	(6,007,544)	(30,228,934)

	(20,998,164)	(69,571,688)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	6,077,864	7,634,252
Service Class	5,381,156	10,486,423

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	11,357,786	36,356,281
Service Class	9,640,378	33,215,407

	32,457,184	87,692,363

Cost of shares redeemed:
Standard Class	(9,007,014)	(27,074,042)
Service Class	(14,442,814)	(33,249,113)

	(23,449,828)	(60,323,155)

Increase in net assets derived from capital share transactions	9,007,356	27,369,208

Net Decrease in Net Assets	(13,829,270)	(35,621,526)

Net Assets:
Beginning of period	447,523,074	483,144,600

End of period	$433,693,804	$447,523,074

Undistributed net investment income	$5,707,256	$8,410,907

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Standard Class
	Six months
	ended
	6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.49	$15.57	$15.89	$15.50	$12.14	$12.06

Income (loss) from investment operations:
Net investment income[2]	0.17	0.27	0.22	0.21	0.20	0.18
Net realized and unrealized gain (loss)	(0.27)	(0.03)	0.67	0.37	3.35	0.10

Total from investment operations	(0.10)	0.24	0.89	0.58	3.55	0.28

Less dividends and distributions from:
Net investment income	(0.27)	(0.24)	(0.21)	(0.19)	(0.19)	(0.20)
Net realized gain	(0.38)	(2.08)	(1.00)	—	—	—

Total dividends and distributions	(0.65)	(2.32)	(1.21)	(0.19)	(0.19)	(0.20)

Net asset value, end of period	$12.74	$13.49	$15.57	$15.89	$15.50	$12.14

Total return[3]	(0.25% )	1.54%	5.87%	3.75%	29.46%	2.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$231,802	$235,390	$251,083	$244,618	$260,182	$198,950
Ratio of expenses to average net assets[4]	0.83%	0.84%	0.83%	0.85%	0.84%	0.84%
Ratio of net investment income to average net assets[4]	2.84%	1.94%	1.39%	1.32%	1.41%	1.42%
Portfolio turnover	79%	173%	130%	75%	84%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Service Class
	Six months
	ended
	6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.46	$15.54	$15.86	$15.47	$12.12	$12.04

Income (loss) from investment operations:
Net investment income[2]	0.16	0.24	0.18	0.17	0.16	0.15
Net realized and unrealized gain (loss)	(0.28)	(0.03)	0.67	0.37	3.35	0.10

Total from investment operations	(0.12)	0.21	0.85	0.54	3.51	0.25

Less dividends and distributions from:
Net investment income	(0.23)	(0.21)	(0.17)	(0.15)	(0.16)	(0.17)
Net realized gain	(0.38)	(2.08)	(1.00)	—	—	—

Total dividends and distributions	(0.61)	(2.29)	(1.17)	(0.15)	(0.16)	(0.17)

Net asset value, end of period	$12.73	$13.46	$15.54	$15.86	$15.47	$12.12

Total return[3]	(0.40% )	1.27%	5.62%	3.52%	29.12%	1.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,892	$212,133	$232,062	$238,103	$251,743	$198,530
Ratio of expenses to average net assets	1.10%	1.09%	1.08%	1.10%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	1.14%	1.13%	1.15%	1.14%	1.14%
Ratio of net investment income to average net assets	2.57%	1.69%	1.14%	1.07%	1.16%	1.17%
Ratio of net investment income to average net assets prior to fees waived[4]	2.54%	1.64%	1.09%	1.02%	1.11%	1.12%
Portfolio turnover	79%	173%	130%	75%	84%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $349 under this agreement

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $9,771 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $15,470 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $5,732 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$327,563,407
Sales	327,026,488

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$414,505,280	$22,500,826	$(5,671,044)	$16,829,782

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3  investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$430,074,002	$—	$430,074,002
Short-Term Investments	—	1,261,060	1,261,060

Total Value of Securities	$430,074,002	$1,261,060	$431,335,062

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	494,016	537,806
Service Class	435,334	743,348

Shares issued upon reinvestment of dividends and distributions:
Standard Class	985,064	2,695,054
Service Class	836,112	2,464,051

	2,750,526	6,440,259

Shares redeemed:
Standard Class	(732,504)	(1,910,638)
Service Class	(1,172,954)	(2,383,545)

	(1,905,458)	(4,294,183)

Net increase	845,068	2,146,076

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

6. Offsetting

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$103,209	$(103,209)	$—	$(103,209)	$—
Bank of Montreal	309,626	(309,626)	—	(309,626)	—
BNP Paribas	352,832	(352,832)	—	(352,832)	—

Total	$765,667	$(765,667)	$—	$(765,667)	$—

(a)	The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued to the security valuation procedures in Note 1.

REIT Series-13

Delaware VIP® REIT Series

Notes to financial statements (continued)

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

REIT Series-14

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® REIT Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP REIT Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL and MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

REIT Series-15

Delaware VIP® Trust — Delaware VIP REIT Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPREIT 21929 (8/18) (559967)	REIT Series-16

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$1,016.60	0.77%	$3.85
Service Class	1,000.00	1,015.40	1.04%	5.20
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86
Service Class	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the business development corporation (Underlying Fund) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Security type / sector allocation and top 10 equity holdings As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.30%
Basic Industry	8.42%
Business Services	1.04%
Capital Spending	8.73%
Consumer Cyclical	3.65%
Consumer Services	9.09%
Consumer Staples	2.38%
Energy	7.60%
Financial Services[1]	28.46%
Healthcare	4.30%
Real Estate	8.20%
Technology	12.78%
Transportation	2.05%
Utilities	2.60%
Short-Term Investments	0.69%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, insurance, and investment companies. As of June 30, 2018, such amounts, as percentage of total net assets, were 21.53%, 1.81%, 4.55%, and 0.57%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.90%
Synopsys	2.12%
Webster Financial	2.09%
MasTec	2.05%
ITT	1.88%
Hancock Whitney	1.77%
Selective Insurance Group	1.73%
Olin	1.66%
Berry Global Group	1.58%
Trinseo	1.52%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Schedule of investments June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.30% ²
Basic Industry – 8.42%
Berry Global Group †	437,400	$20,094,156
HB Fuller	318,200	17,080,976
Minerals Technologies	85,478	6,440,768
Olin	736,100	21,140,792
Trinseo	271,500	19,262,925
USG †	393,900	16,984,968
Venator Materials †	364,300	5,959,948

		106,964,533

Business Services – 1.04%
Deluxe	116,300	7,700,223
WESCO International †	96,000	5,481,600

		13,181,823

Capital Spending – 8.73%
Altra Industrial Motion	231,870	9,993,597
Atkore International Group †	350,200	7,273,654
EnPro Industries	108,800	7,610,560
H&E Equipment Services	273,200	10,275,052
ITT	457,600	23,918,752
KLX †	139,200	10,008,480
MasTec †	513,346	26,052,310
Primoris Services	356,200	9,699,326
Rexnord †	209,800	6,096,788

		110,928,519

Consumer Cyclical – 3.65%
Barnes Group	191,500	11,279,350
Knoll	374,693	7,797,361
Meritage Homes †	343,900	15,114,405
Standard Motor Products	87,701	4,239,466
Tenneco	180,200	7,921,592

		46,352,174

Consumer Services – 9.09%
Asbury Automotive Group †	78,300	5,367,465
Cable One	15,200	11,146,008
Caleres	149,700	5,148,183
Cheesecake Factory	170,200	9,371,212
Choice Hotels International	170,000	12,852,000
Cinemark Holdings	267,913	9,398,388
International Speedway Class A	212,100	9,480,870
Meredith	166,150	8,473,650
Sonic	257,400	8,859,708
Steven Madden	188,700	10,019,970
Texas Roadhouse	101,800	6,668,918
UniFirst	52,800	9,340,320
Wolverine World Wide	267,600	9,304,452

		115,431,144

Consumer Staples – 2.38%
Core-Mark Holding	190,869	4,332,726
J&J Snack Foods	63,700	9,712,339
Pinnacle Foods	142,100	9,245,026
Scotts Miracle-Gro Class A	83,600	6,952,176

		30,242,267

	Number of shares	Value (US $)
Common Stock ² (continued)
Energy – 7.60%
Delek US Holdings	252,300	$12,657,891
Dril-Quip †	130,300	6,697,420
Helix Energy Solutions Group †	852,000	7,097,160
Oasis Petroleum †	875,100	11,350,047
Patterson-UTI Energy	765,100	13,771,800
Rowan Class A †	642,400	10,419,728
SM Energy	554,300	14,239,967
Southwest Gas Holdings	175,600	13,393,012
Whiting Petroleum †	129,825	6,844,374

		96,471,399

Financial Services – 28.46%
American Equity Investment Life Holding	503,700	18,133,200
Bank of Hawaii	193,400	16,133,428
Bank of NT Butterfield & Son	70,100	3,204,972
Boston Private Financial Holdings	641,900	10,206,210
Community Bank System	229,100	13,532,937
East West Bancorp	564,636	36,814,267
First Financial Bancorp	533,200	16,342,580
First Interstate BancSystem	279,600	11,799,120
First Midwest Bancorp	525,700	13,389,579
FNB	561,800	7,539,356
Great Western Bancorp	426,200	17,896,138
Hancock Whitney	482,400	22,503,960
Hanover Insurance Group	147,700	17,659,012
Legg Mason	232,000	8,057,360
Main Street Capital (BDC)	188,800	7,185,728
NBT Bancorp	286,900	10,945,235
Prosperity Bancshares	188,200	12,865,352
S&T Bancorp	227,642	9,843,240
Selective Insurance Group	400,100	22,005,500
Stifel Financial	286,800	14,985,300
Umpqua Holdings	729,300	16,474,887
Valley National Bancorp	1,162,100	14,131,136
Webster Financial	417,300	26,582,010
WesBanco	294,700	13,273,288

		361,503,795

Healthcare – 4.30%
Avanos Medical †	201,700	11,547,325
Catalent †	221,300	9,270,257
Haemonetics †	69,700	6,250,696
Service Corp. International	213,200	7,630,428
STERIS	161,698	16,979,907
Teleflex	11,100	2,977,131

		54,655,744

Real Estate – 8.20%
Brandywine Realty Trust	843,033	14,230,397
Education Realty Trust	159,200	6,606,800
Healthcare Realty Trust	322,600	9,381,208
Highwoods Properties	271,500	13,773,195
Lexington Realty Trust	1,052,100	9,184,833
Life Storage	104,000	10,120,240
Outfront Media	660,500	12,846,725

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock ² (continued)
Real Estate (continued)
Ramco-Gershenson Properties Trust	573,600	$7,577,256
Summit Hotel Properties	661,900	9,471,789
Washington Real Estate Investment Trust	362,400	10,991,592

		104,184,035

Technology – 12.78%
Cirrus Logic †	150,700	5,776,332
CommScope Holding †	420,645	12,284,936
MaxLinear Class A †	308,500	4,809,515
NCR †	235,799	7,069,254
NetScout Systems †	302,963	8,998,001
ON Semiconductor †	631,900	14,050,297
PTC †	95,500	8,958,855
Super Micro Computer †	383,300	9,065,045
Synopsys †	314,200	26,886,094
Tech Data †	132,129	10,850,433
Teradyne	398,300	15,163,281
Tower Semiconductor †	432,700	9,523,727
TTM Technologies †	442,712	7,805,013
Viavi Solutions †	536,600	5,494,784
Vishay Intertechnology	673,800	15,632,160

		162,367,727

Transportation – 2.05%
Kirby †	72,600	6,069,360
Saia †	93,750	7,579,688
Werner Enterprises	330,000	12,391,500

		26,040,548

Utilities – 2.60%
ALLETE	119,700	9,265,977
Black Hills	203,100	12,431,751
El Paso Electric	191,000	11,288,100

		32,985,828

Total Common Stock (cost $841,453,309)		1,261,309,536

	Principal amount°	Value (US $)
Short-Term Investments – 0.69%
Discount Notes – 0.27% ≠
Federal Home Loan Bank
0.763% 7/2/18	3,115,515	$3,115,515
1.375% 7/6/18	357,419	357,345

		3,472,860

Repurchase Agreements – 0.42%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $723,648 (collateralized by US government obligations 0.00% 7/5/18; market value $737,997)	723,526	723,526
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $2,170,934 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $2,213,989)	2,170,577	2,170,577
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $2,473,872 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $2,522,929)	2,473,460	2,473,460

		5,367,563

Total Short-Term Investments (cost $8,840,283)		8,840,423

Total Value of Securities – 99.99% (cost $850,293,592)	$1,270,149,959

◇	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

BDC – Business Development Corporation

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$1,270,149,959
Cash	766,688
Dividends and interest receivable	1,282,983
Receivable for series shares sold	262,370

Total assets	1,272,462,000

Liabilities:
Payable for securities purchased	887,460
Investment management fees payable to affiliates	755,331
Payable for series shares redeemed	243,297
Distribution fees payable to affiliates	212,924
Other accrued expenses	93,457
Audit and tax fees payable	16,628
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,004
Accounting and administration expenses payable to affiliates	4,342
Trustees’ fees and expenses payable to affiliates	3,817
Legal fees payable to affiliates	2,222
Reports and statements to shareholders expenses payable to affiliates	795

Total liabilities	2,228,277

Total Net Assets	$1,270,233,723

Net Assets Consist of:
Paid-in capital	$789,729,028
Undistributed net investment income	4,502,242
Accumulated net realized gain on investments	56,146,086
Net unrealized appreciation of investments	419,856,367

Total Net Assets	$1,270,233,723

Net Asset Value:
Standard Class:
Net assets	$425,019,885
Shares of beneficial interest outstanding, unlimited authorization, no par	10,627,668
Net asset value per share	$39.99

Service Class:
Net assets	$845,213,838
Shares of beneficial interest outstanding, unlimited authorization, no par	21,223,140
Net asset value per share	$39.83

[1] Investments, at cost	$850,293,592

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of operations Six months ended June 30, 2018 (Unaudited)	Delaware VIP Trust — Delaware VIP Small Cap Value Series Statements of changes in net assets

Investment Income:
Dividends	$10,394,064
Interest	81,741

10,475,805

Expenses:
Management fees	4,474,216
Distribution expenses – Service Class	1,255,475
Accounting and administration expenses	126,900
Reports and statements to shareholders expenses	73,924
Dividends disbursing and transfer agent fees and expenses	53,122
Legal fees	35,835
Trustees’ fees and expenses	29,171
Audit and tax fees	16,684
Custodian fees	7,895
Registration fees	311
Other	12,163

6,085,696
Less waived distribution expenses – Service Class	(136,773)
Less expenses paid indirectly	(398)

Total operating expenses	5,948,525

Net Investment Income	4,527,280

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	56,696,724
Net change in unrealized appreciation (depreciation) of investments	(41,054,991)

Net Realized and Unrealized Gain	15,641,733

Net Increase in Net Assets Resulting from Operations	$20,169,013

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,527,280	$8,460,681
Net realized gain	56,696,724	89,307,889
Net change in unrealized appreciation (depreciation)	(41,054,991)	42,498,525

Net increase in net assets resulting from operations	20,169,013	140,267,095

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,516,774)	(3,678,580)
Service Class	(4,967,400)	(5,192,797)

Net realized gain:
Standard Class	(29,907,526)	(14,799,129)
Service Class	(59,410,892)	(27,668,494)

	(97,802,592)	(51,339,000)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	19,238,390	48,898,580
Service Class	32,421,101	83,357,127

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	33,424,300	18,477,709
Service Class	64,378,292	32,861,291

	149,462,083	183,594,707

Cost of shares repurchased:
Standard Class	(41,015,972)	(87,811,487)
Service Class	(53,236,405)	(116,009,390)

	(94,252,377)	(203,820,877)

Increase (decrease) in net assets derived from capital share transactions	55,209,706	(20,226,170)

Net Increase (Decrease) in Net Assets	(22,423,873)	68,701,925

Net Assets:
Beginning of period	1,292,657,596	1,223,955,671

End of period	$1,270,233,723	$1,292,657,596

Undistributed net investment income	$4,502,242	$8,459,136

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months ended 6/30/18[1]	Year ended
	(unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$42.73	$39.84	$33.72	$40.23	$41.72	$33.14

Income (loss) from investment operations:
Net investment income[2]	0.18	0.34	0.36	0.33	0.27	0.24
Net realized and unrealized gain (loss)	0.43	4.30	9.38	(2.43)	2.06	10.37

Total from investment operations	0.61	4.64	9.74	(2.10)	2.33	10.61

Less dividends and distributions from:
Net investment income	(0.35)	(0.35)	(0.35)	(0.28)	(0.23)	(0.28)
Net realized gain	(3.00)	(1.40)	(3.26)	(4.13)	(3.59)	(1.75)

Total dividends and distributions	(3.35)	(1.75)	(3.62)	(4.41)	(3.82)	(2.03)

Net asset value, end of period	$39.99	$42.73	$39.84	$33.72	$40.23	$41.72

Total return[3]	1.66%	12.05%	31.41%	(6.22%)	5.86%	33.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$425,020	$439,612	$429,275	$343,847	$379,542	$354,211
Ratio of expenses to average net assets[4,5]	0.77%	0.78%	0.79%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets[5]	0.89%	0.85%	1.05%	0.90%	0.68%	0.64%
Portfolio turnover	6%	14%	11%	18%	16%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Series invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six months ended 6/30/18[1]	Year ended
	(unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$42.52	$39.67	$33.58	$40.08	$41.58	$33.04

Income (loss) from investment operations:
Net investment income[2]	0.13	0.24	0.27	0.24	0.17	0.14
Net realized and unrealized gain (loss)	0.43	4.27	9.34	(2.43)	2.06	10.34

Total from investment operations	0.56	4.51	9.61	(2.19)	2.23	10.48

Less dividends and distributions from:
Net investment income	(0.25)	(0.26)	(0.26)	(0.18)	(0.14)	(0.20)
Net realized gain	(3.00)	(1.40)	(3.26)	(4.13)	(3.59)	(1.74)

Total dividends and distributions	(3.25)	(1.66)	(3.52)	(4.31)	(3.73)	(1.94)

Net asset value, end of period	$39.83	$42.52	$39.67	$33.58	$40.08	$41.58

Total return[3]	1.54%	11.76%	31.09%	(6.46%)	5.62%	33.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$845,214	$853,046	$794,681	$621,022	$719,263	$722,548
Ratio of expenses to average net assets[4]	1.04%	1.03%	1.04%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[4,5]	1.07%	1.08%	1.09%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	0.62%	0.60%	0.80%	0.65%	0.43%	0.39%
Ratio of net investment income to average net assets prior to fees waived[5]	0.59%	0.55%	0.75%	0.60%	0.38%	0.34%
Portfolio turnover	6%	14%	11%	18%	16%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Series invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Fund) to the extent permitted by the 1940 Act. The Underlying Fund in which the Series invests include business development corporations (BDC) and ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Fund.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $396 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie investments Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $25,812 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $47,334 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $14,691 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the Underlying Fund. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$80,737,920
Sales	114,090,348

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$850,293,592	$448,628,055	$(28,771,688)	$419,856,367

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,261,309,536	$—	$1,261,309,536
Short-Term Investments	—	8,840,423	8,840,423

Total Value of Securities	$1,261,309,536	$8,840,423	$1,270,149,959

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series Notes to financial statements (continued)

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	464,283	1,225,082
Service Class	781,423	2,075,925

Shares issued upon reinvestment of dividends and distributions:
Standard Class	859,678	474,031
Service Class	1,661,804	845,632

	3,767,188	4,620,670

Shares redeemed:
Standard Class	(984,312)	(2,185,399)
Service Class	(1,283,442)	(2,892,751)

	(2,267,754)	(5,078,150)

Net increase (decrease)	1,499,434	(457,480)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

6. Offsetting

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series Notes to financial statements (continued)

6. Offsetting (continued)

As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$723,526	$(723,526)	$—	$(723,526)	$—
Bank of Montreal	2,170,577	(2,170,577)	—	(2,170,577)	—
BNP Paribas	2,473,460	(2,473,460)	—	(2,473,460)	—

Total	$5,367,563	$(5,367,563)	$—	$(5,367,563)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series Notes to financial statements (continued)

8. Credit and Market Risk (continued)

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2018. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-14

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Small Cap Value Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP Small Cap Value Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL and MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Small Cap Value Series-15

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov

SA-VIPSCV 21930 (8/18) (559967)	Small Cap Value Series-16

Delaware VIP® Trust

Delaware VIP U.S. Growth Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$1,053.10	0.73%	$3.72
Service Class	1,000.00	1,051.80	1.00%	5.09
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.17	0.73%	$3.66
Service Class	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Security type / sector allocation and top 10 equity holdings As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	96.96%
Consumer Discretionary	15.50%
Financial Services[1]	32.18%
Healthcare	14.73%
Industrials	3.64%
Technology[1]	30.91%
Short-Term Investments	3.39%
Total Value of Securities	100.35%
Liabilities Net of Receivables and Other Assets	(0.35)%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and statement of additional information, the Financial Services and Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of commercial services, diversified financial services, and real estate investment trusts. As of June 30, 2018, such amounts, as a percentage of total net assets, were 6.64%, 20.94%, and 4.60%, respectively. The Technology sector consisted of Internet, semiconductors, software, and telecommunications. As of June 30, 2018, such amounts, as a percentage of total net assets, were 7.45%, 4.32%, 17.06% and 2.08%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services and Technology sectors for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	7.12%
PayPal Holdings	6.64%
Visa Class A	6.26%
Mastercard Class A	5.82%
Alphabet Class A & Class C	5.59%
Biogen	3.81%
IQVIA Holdings	3.81%
FedEx	3.64%
Take-Two Interactive Software	3.62%
Liberty Global Class A & Class C	3.61%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Schedule of investments June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.96% ²
Consumer Discretionary – 15.50%
Dollar General	123,142	$12,141,801
Domino’s Pizza	19,966	5,633,806
eBay †	327,214	11,864,780
Hasbro	36,216	3,343,099
Liberty Global Class A †	94,099	2,591,487
Liberty Global Class C †	411,170	10,941,234
TripAdvisor †	207,802	11,576,649

		58,092,856

Financial Services – 32.18%
Charles Schwab	220,314	11,258,045
CME Group	53,493	8,768,573
Crown Castle International	97,783	10,542,963
Equinix	15,625	6,717,031
Intercontinental Exchange	178,898	13,157,948
Mastercard Class A	111,097	21,832,783
PayPal Holdings †	298,760	24,877,745
Visa Class A	177,214	23,471,994

		120,627,082

Healthcare – 14.73%
Biogen †	49,257	14,296,352
DENTSPLY SIRONA	164,226	7,188,172
Illumina †	30,270	8,454,108
IQVIA Holdings †	143,177	14,291,928
UnitedHealth Group	44,868	11,007,915

		55,238,475

Industrials – 3.64%
FedEx	60,036	13,631,774

		13,631,774

Technology – 30.91%
Alibaba Group Holding ADR †	37,652	6,985,576
Alphabet Class A †	12,222	13,800,960
Alphabet Class C †	6,406	7,146,854
Applied Materials	208,654	9,637,728
Arista Networks †	30,270	7,794,222
ASML Holding (New York Shares)	33,175	6,567,655
Autodesk †	80,723	10,581,978
Electronic Arts †	93,046	13,121,347
Microsoft	270,730	26,696,685

	Number of shares	Value (US $)
Common Stock ² (continued)
Technology (continued)
Take-Two Interactive Software †	114,529	$13,555,653

		115,888,658

Total Common Stock
(cost $249,505,110)		363,478,845

	Principal amount°

Short-Term Investments – 3.39%
Discount Notes – 1.33% ≠
Federal Home Loan Bank 0.763% 7/2/18	4,475,909	4,475,909
1.375% 7/6/18	513,486	513,380

		4,989,289

Repurchase Agreements – 2.06%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $1,039,630 (collateralized by US government obligations 0.00% 7/05/18; market value $1,060,244)	1,039,455	1,039,455
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3,118,876 (collateralized by US government obligations 0.00%-3.75% 7/19/18-2/15/48; market value $3,180,731)	3,118,364	3,118,364

BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3,554,093 (collateralized by US government obligations 0.00%-8.75% 8/31/18-8/15/46; market value $3,624,570)	3,553,500	3,553,500

		7,711,319

Total Short-Term Investments (cost $12,700,407)		12,700,608

Total Value of Securities – 100.35% (cost $262,205,517)	$376,179,453

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series Schedule of investments (continued)

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$376,179,453
Cash	165,208
Dividends and interest receivable	54,246
Foreign tax reclaims receivable	37,096
Receivable for series shares sold	22

Total assets	376,436,025

Liabilities:
Payable for securities purchased	1,001,893
Payable for series shares redeemed	198,137
Investment management fees payable to affiliates	205,851
Distribution fees payable to affiliates	82,586
Other accrued expenses	56,210
Audit and tax fees payable to affiliates	16,628
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,375
Accounting and administration expenses payable to affiliates	1,520
Trustees’ fees and expenses payable	1,115
Legal fees payable to affiliates	650
Reports and statements to shareholders expense payable to affiliates	235

Total liabilities	1,567,200

Total Net Assets	$374,868,825

Net Assets Consist of:
Paid-in capital	$239,572,699
Distributions in excess of net investment income	(488,077)
Accumulated net realized gain	21,810,267
Net unrealized appreciation of investments	113,973,936

Total Net Assets	$374,868,825

Net Asset Value:
Standard Class:
Net assets	$48,643,199
Shares of beneficial interest outstanding, unlimited authorization, no par	4,680,265
Net asset value per share	$10.39

Service Class:
Net assets	$326,225,626
Shares of beneficial interest outstanding, unlimited authorization, no par	32,459,793
Net asset value per share	$10.05
[1]Investments, at cost	$262,205,517

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Statement of operations Six months ended June 30, 2018 (Unaudited)	Delaware VIP Trust — Delaware VIP U.S. Growth Series Statements of changes in net assets

Investment Income:
Dividends	$1,319,803
Interest	37,656
Foreign tax withheld	(8,636)

1,348,823

Expenses:
Management fees	1,236,266
Distribution expenses – Service Class	498,732
Accounting and administration expenses	48,291
Reports and statements to shareholders	42,278
Audit and tax fees	16,643
Dividend disbursing and transfer agent fees and expenses	15,953
Legal fees	11,632
Custodian fees	8,896
Trustees’ fees and expenses	8,884
Registration fees	222
Other	4,154

1,891,951
Less waived distribution expenses – Service Class	(55,021)
Less expenses paid indirectly	(30)

Total operating expenses	1,836,900

Net Investment Loss	(488,077)

Net Realized and Unrealized Gain (Loss):
Net realized gain	24,413,459
Net change in unrealized appreciation (depreciation) of investments	(4,062,031)

Net Realized and Unrealized Gain	20,351,428

Net Increase in Net Assets Resulting from Operations	$19,863,351

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(488,077)	$(644,685)
Net realized gain	24,413,459	48,033,890
Net change in unrealized appreciation (depreciation)	(4,062,031)	47,537,885

Net increase in net assets resulting from operations	19,863,351	94,927,090

Dividends and Distributions to Shareholders from:
Net realized gain:
Standard Class	(6,179,560)	(539,552)
Service Class	(42,785,737)	(3,478,091)

	(48,965,297)	(4,017,643)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,316,946	4,844,072
Service Class	1,088,904	1,440,957
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	6,179,560	539,552
Service Class	42,785,737	3,478,091

	52,371,147	10,302,672

Cost of shares redeemed:
Standard Class	(3,068,032)	(18,216,062)
Service Class	(28,916,527)	(63,378,600)

	(31,984,559)	(81,594,662)

Increase (decrease) in net assets derived from capital share transactions	20,386,588	(71,291,990)

Net Increase (Decrease) in Net Assets	(8,715,358)	19,617,457

Net Assets:
Beginning of period	383,584,183	363,966,726

End of period	$374,868,825	$383,584,183

Distribution in excess of net investment income	$(488,077)	$—

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

			Delaware VIP U.S. Growth Series Standard Class
	Six months ended 6/30/18[1]		Year ended
	(Unaudited)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.31		$8.91	$13.31	$13.75	$13.14	$10.17

Income (loss) from investment operations:
Net investment income[2]	—	[3]	0.01	0.02	0.08	0.08	0.03
Net realized and unrealized gain (loss)	0.56		2.49	(0.75)	0.66	1.49	3.40

Total from investment operations	0.56		2.50	(0.73)	0.74	1.57	3.43

Less dividends and distributions from:
Net investment income	—		—	(0.08)	(0.08)	(0.03)	(0.04)
Net realized gain	(1.48)		(0.10)	(3.59)	(1.10)	(0.93)	(0.42)

Total dividends and distributions	(1.48)		(0.10)	(3.67)	(1.18)	(0.96)	(0.46)

Net asset value, end of period	$10.39		$11.31	$8.91	$13.31	$13.75	$13.14

Total return[4]	5.31%		28.28%	(5.17% )	5.39%	12.78%	34.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,643		$46,908	$47,773	$50,055	$160,730	$145,086
Ratio of expenses to average net assets[5]	0.73%		0.74%	0.74%	0.75%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[5]	(0.02%	)	0.05%	0.22%	0.56%	0.58%	0.27%
Portfolio turnover	17%		25%	22%	39%	26%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® U.S. Growth Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP U.S. Growth Series Service Class

	Six months ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.00	$8.68	$13.07	$13.53	$12.94	$10.03

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.02)	— [3]	0.04	0.04	— [3]
Net realized and unrealized gain (loss)	0.55	2.44	(0.75)	0.65	1.48	3.34

Total from investment operations	0.53	2.42	(0.75)	0.69	1.52	3.34

Less dividends and distributions from:
Net investment income	—	—	(0.05)	(0.05)	— [3]	(0.01)
Net realized gain	(1.48)	(0.10)	(3.59)	(1.10)	(0.93)	(0.42)

Total dividends and distributions	(1.48)	(0.10)	(3.64)	(1.15)	(0.93)	(0.43)

Net asset value, end of period	$10.05	$11.00	$8.68	$13.07	$13.53	$12.94

Total return[4]	5.18%	28.10%	(5.50%)	5.08%	12.48%	34.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,226	$336,676	$316,194	$361,691	$365,985	$343,295
Ratio of expenses to average net assets	1.00%	0.99%	0.99%	1.00%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly[5]	1.03%	1.04%	1.04%	1.05%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.29% )	(0.20% )	(0.03% )	0.31%	0.33%	0.02%
Ratio of net investment income (loss) to average net assets prior to fees waived and expenses paid indirectly[5]	(0.32%)	(0.25%)	(0.08%)	0.26%	0.28%	(0.03%)
Portfolio turnover	17%	25%	22%	39%	26%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018 and matured on the next business day.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Fund earned $30 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned less than one dollar under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all series within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $9,165 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $14,265 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit the 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $4,432 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$62,330,759
Sales	97,754,874

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$262,205,517	$122,121,492	$(8,147,556)	$113,973,936

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$363,478,845	$ —	$363,478,845
Short-Term Investments	—	12,700,608	12,700,608
Total Value of Securities	$363,478,845	$12,700,608	$376,179,453

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	202,240	477,561
Service Class	104,201	152,259
Shares issued upon reinvestment of dividends and distributions:
Standard Class	609,424	57,035
Service Class	4,361,441	377,643

	5,277,306	1,064,498

Shares redeemed:
Standard Class	(278,224)	(1,751,708)
Service Class	(2,613,272)	(6,329,532)

	(2,891,496)	(8,081,240)

Net increase (decrease)	2,385,810	(7,016,742)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the period then ended.

6. Offsetting

Repurchase agreements are entered into by the Series under Master Repurchase Agreements (each, an MRA). The MRA permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Series receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Series would recognize a liability with respect to such excess collateral. The liability reflects the Series’ obligation under bankruptcy law to return the excess to the counterparty.

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

6. Offsetting (continued)

As of June 30, 2018, the following table is a summary of the Series’ repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,039,455	$(1,039,455)	$—	$(1,039,455)	$—
Bank of Montreal	3,118,364	(3,118,364)	—	$(3,118,364)	—
BNP Paribas	3,553,500	(3,553,500)	—	$(3,553,500)	—

Total	$7,711,319	$(7,711,319)	$—	$(7,711,319)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

8. Credit and Market Risk (continued)

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-14

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® U.S. Growth Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP U.S. Growth Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL or MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPUSG 21932 (8/18) (559967)	U.S. Growth Series-16

Delaware VIP® Trust

Delaware VIP Value Series

June 30, 2018

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2018, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DLLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series Disclosure of Series expenses For the six-month period from January 1, 2018 to June 30, 2018 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2018 to June 30, 2018.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual Series return†
Standard Class	$1,000.00	$1,011.90	0.69%	$3.44
Service Class	1,000.00	1,010.60	0.96%	4.79
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.37	0.69%	$3.46
Service Class	1,000.00	1,020.03	0.96%	4.81

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series Security type / sector allocation and top 10 equity holdings As of June 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.70%
Consumer Discretionary	5.75%
Consumer Staples	6.06%
Energy	12.55%
Financials	14.96%
Healthcare	23.98%
Industrials	8.67%
Information Technology	12.14%
Materials	2.88%
Real Estate	2.99%
Telecommunications	5.92%
Utilities	2.80%
Short-Term Investments	1.53%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
ConocoPhillips	3.30%
Marathon Oil	3.24%
Cisco Systems	3.23%
Occidental Petroleum	3.18%
Merck & Co.	3.18%
Abbott Laboratories	3.14%
CA	3.14%
Verizon Communications	3.10%
BB&T	3.09%
Marsh & McLennan	3.08%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series Schedule of investments June 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.70%
Consumer Discretionary – 5.75%
Dollar Tree †	254,400	$21,624,000
Lowe’s	244,300	23,347,751
		44,971,751
Consumer Staples – 6.06%
Archer-Daniels-Midland	511,500	23,442,045
Mondelez International	583,100	23,907,100
		47,349,145
Energy – 12.55%
ConocoPhillips	370,400	25,787,248
Halliburton	491,300	22,137,978
Marathon Oil	1,214,657	25,337,745
Occidental Petroleum	297,500	24,894,800
		98,157,771
Financials – 14.96%
Allstate	240,500	21,950,435
American International Group	439,600	23,307,592
Bank of New York Mellon	436,400	23,535,052
BB&T	478,800	24,150,672
Marsh & McLennan	293,700	24,074,589
		117,018,340
Healthcare – 23.98%
Abbott Laboratories	403,000	24,578,971
Cardinal Health	440,500	21,509,615
CVS Health	346,300	22,284,405
Express Scripts Holding †	311,450	24,047,055
Johnson & Johnson	188,200	22,836,188
Merck & Co.	409,800	24,874,860
Pfizer	650,441	23,597,999
Quest Diagnostics	216,500	23,802,010
		187,531,103
Industrials – 8.67%
Northrop Grumman	73,300	22,554,410
Raytheon	111,500	21,539,570
Waste Management	291,400	23,702,476
		67,796,456
Information Technology – 12.14%
CA	689,216	24,570,550
Cisco Systems	587,800	25,293,034
Intel	459,600	22,846,716
Oracle	504,000	22,206,240
		94,916,540
Materials – 2.88%
DowDuPont	342,156	22,554,923
		22,554,923
Real Estate – 2.99%
Equity Residential	366,800	23,361,492
		23,361,492

	Number of shares	Value (US $)
Common Stock (continued)
Telecommunications – 5.92%
AT&T	687,124	$22,063,552
Verizon Communications	481,800	24,239,358
		46,302,910
Utilities – 2.80%
Edison International	346,336	21,912,679
		21,912,679
Total Common Stock (cost $468,592,982)		771,873,110

	Principal amount°

Short-Term Investments – 1.53%
Discount Notes – 0.60% ≠
Federal Home Loan Bank
0.763% 7/2/18	4,209,469	4,209,469
1.375% 7/6/18	482,920	482,820
		4,692,289
Repurchase Agreements – 0.93%
Bank of America Merrill Lynch 2.02%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $977,743 (collateralized by US government obligations 0.00% 7/05/18; market value $997,131)	977,578	977,578
Bank of Montreal 1.97%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $2,933,217 (collateralized by US government obligations 0.00%–3.75% 7/19/18–2/15/48; market value $2,991,390)	2,932,735	2,932,735
BNP Paribas 2.00%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $3,342,526 (collateralized by US government obligations 0.00%–8.75% 8/31/18–08/15/46; market value $3,408,809)	3,341,969	3,341,969
		7,252,282
Total Short-Term Investments (cost $11,944,381)		11,944,571

Value Series-3

Delaware VIP® Value Series Schedule of investments (continued)

Total Value of Securities – 100.23% (cost $480,537,363)	$783,817,681

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series Statement of assets and liabilities	June 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$783,817,681
Cash	1,424
Dividends and interest receivable	1,278,232
Receivable for series shares sold	197,052

Total assets	785,294,389

Liabilities:
Payable for securities purchased	1,828,386
Payable for series shares redeemed	836,223
Investment management fees payable to affiliates	413,261
Distribution fees payable to affiliates	90,825
Other accrued expenses	62,964
Audit and tax fees payable	16,627
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,909
Accounting and administration expenses payable to affiliates	2,790
Trustees’ fees and expenses payable	2,349
Legal fees payable to affiliates	1,366
Reports and statements to shareholders expenses payable to affiliates	490

Total liabilities	3,260,190

Total Net Assets	$782,034,199

Net Assets Consist of:
Paid-in capital	$447,097,672
Undistributed net investment income	6,407,457
Accumulated net realized gain on investments	25,248,752
Net unrealized appreciation of investments	303,280,318

Total Net Assets	$782,034,199

Net Asset Value:
Standard Class:
Net assets	$418,456,103
Shares of beneficial interest outstanding, unlimited authorization, no par	14,211,004
Net asset value per share	$29.45

Service Class:
Net assets	$363,578,096
Shares of beneficial interest outstanding, unlimited authorization, no par	12,376,847
Net asset value per share	$29.38

[1]Investments, at cost	$480,537,363

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series Statement of operations Six months ended June 30, 2018 (unaudited)	Delaware VIP Trust — Delaware VIP Value Series Statements of changes in net assets

Investment Income:
Dividends	$9,585,147
Interest	64,797

9,649,944

Expenses:
Management fees	2,498,459
Distribution expenses–Service Class	549,623
Accounting and administration expenses	84,940
Reports and statements to shareholders expenses	37,939
Dividend disbursing and transfer agent fees and expenses	33,223
Legal fees	26,645
Trustees’ fees and expenses	18,595
Audit and tax fees	16,627
Custodian fees	9,971
Registration fees	1,221
Other	9,465

3,286,708
Less waived distribution expenses-Service Class	(60,382)
Less expenses paid indirectly	(275)

Total operating expenses	3,226,051

Net Investment Income	6,423,893

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,089,879
Net change in unrealized appreciation (depreciation) of investments	(27,244,761)

Net Realized and Unrealized Gain	2,845,118

Net Increase in Net Assets Resulting from Operations	$9,269,011

	Six months ended 6/30/18 (Unaudited)	Year ended 12/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,423,893	$12,276,547
Net realized gain	30,089,879	46,724,022
Net change in unrealized appreciation (depreciation)	(27,244,761)	43,743,221

Net increase in net assets resulting from operations	9,269,011	102,743,790

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(7,076,095)	(7,573,948)
Service Class	(5,211,421)	(5,452,064)

Net realized gain:
Standard Class	(26,286,431)	(15,221,859)
Service Class	(22,778,395)	(12,692,702)

	(61,352,342)	(40,940,573)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	3,199,410	12,865,735
Service Class	9,986,068	16,646,009

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	33,362,525	22,795,807
Service Class	27,989,817	18,144,766

	74,537,820	70,452,317

Cost of shares redeemed:
Standard Class	(21,868,059)	(76,487,482)
Service Class	(23,002,444)	(56,438,162)

	(44,870,503)	(132,925,644)

Increase (decrease) in net assets derived from capital share transactions	29,667,317	(62,473,327)

Net Decrease in Net Assets	(22,416,014)	(670,110)

Net Assets:
Beginning of period	804,450,213	805,120,323

End of period	$782,034,199	$804,450,213

Undistributed net investment income	$6,407,457	$12,271,080

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Trust — Delaware VIP Value Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six months ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$31.57	$29.25	$28.64	$29.24	$26.09	$19.88

Income (loss) from investment operations:
Net investment income[2]	0.27	0.48	0.52	0.55	0.48	0.45
Net realized and unrealized gain (loss)	0.12	3.38	3.39	(0.65)	3.12	6.17

Total from investment operations	0.39	3.86	3.91	(0.10)	3.60	6.62

Less dividends and distributions from:
Net investment income	(0.53)	(0.51)	(0.59)	(0.50)	(0.45)	(0.41)
Net realized gain	(1.98)	(1.03)	(2.71)	—	—	—

Total dividends and distributions	(2.51)	(1.54)	(3.30)	(0.50)	(0.45)	(0.41)

Net asset value, end of period	$29.45	$31.57	$29.25	$28.64	$29.24	$26.09

Total return[3]	1.19%	13.80%	14.65%	(0.41%)	14.00%	33.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$418,456	$431,874	$439,265	$389,570	$523,240	$473,403
Ratio of expenses to average net assets[4]	0.69%	0.70%	0.70%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets[4]	1.75%	1.64%	1.87%	1.88%	1.74%	1.94%
Portfolio turnover	6%	11%	17%	17%	12%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Value Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six months ended 6/30/18[1]	Year ended
	(Unaudited)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$31.46	$29.15	$28.56	$29.16	$26.03	$19.84

Income (loss) from investment operations:
Net investment income[2]	0.23	0.41	0.45	0.47	0.41	0.39
Net realized and unrealized gain (loss)	0.12	3.37	3.37	(0.64)	3.12	6.16

Total from investment operations	0.35	3.78	3.82	(0.17)	3.53	6.55

Less dividends and distributions from:
Net investment income	(0.45)	(0.44)	(0.52)	(0.43)	(0.40)	(0.36)
Net realized gain	(1.98)	(1.03)	(2.71)	—	—	—

Total dividends and distributions	(2.43)	(1.47)	(3.23)	(0.43)	(0.40)	(0.36)

Net asset value, end of period	$29.38	$31.46	$29.15	$28.56	$29.16	$26.03

Total return[3]	1.06%	13.53%	14.32%	(0.64%)	13.70%	33.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,578	$372,576	$365,855	$304,570	$330,528	$285,695
Ratio of expenses to average net assets	0.96%	0.95%	0.95%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[4]	0.99%	1.00%	1.00%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	1.48%	1.39%	1.62%	1.63%	1.49%	1.69%
Ratio of net investment income to average net assets prior to fees waived[4]	1.45%	1.34%	1.57%	1.58%	1.44%	1.64%
Portfolio turnover	6%	11%	17%	17%	12%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended June 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series Notes to financial statements June 30, 2018 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2018, and for all open tax years (years ended Dec. 31, 2014–Dec. 31, 2017), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2018, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Use of Estimates – The Series is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares

Value Series-9

Delaware VIP® Value Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

and pays distributions from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $275 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2018, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended June 30, 2018, the Series was charged $16,926, for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2018, the Series was charged $29,681 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. Prior to May 1, 2018, DDLP had contracted to waive 12b-1 fees in order to limit 12b-1 fees of the Service Class shares to 0.25% of average daily net assets. The fees are calculated daily and paid monthly. Standard Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2018, the Series was charged $9,273 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2018, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,093,708
Sales	74,427,509

Value Series-10

Delaware VIP® Value Series Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$480,537,363	$304,378,744	$(1,098,426)	$303,280,318

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$771,873,110	$—	$771,873,110
Short-Term Investments	—	11,944,571	11,944,571

Total Value of Securities	$771,873,110	$11,944,571	$783,817,681

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2018, there were no Level 3 investments.

Value Series-11

Delaware VIP® Value Series Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	103,200	434,236
Service Class	324,232	570,285
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,124,453	804,085
Service Class	944,963	641,158

	2,496,848	2,449,764

Shares redeemed:
Standard Class	(698,515)	(2,575,412)
Service Class	(736,140)	(1,916,541)

	(1,434,655)	(4,491,953)

Net increase (decrease)	1,062,193	(2,042,189)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Series had no amounts outstanding as of June 30, 2018, or at any time during the year then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the series under Master Repurchase Agreements (each, an MRA). The MRA permits the series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$977,579	$(977,579)	$—	$(977,579)	$—
Bank of Montreal	2,932,735	(2,932,735)	—	(2,932,735)	—
BNP Paribas	3,341,969	(3,341,969)	—	(3,341,969)	—

Total	$7,252,283	$(7,252,283)	$—	$(7,252,283)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

Value Series-12

Delaware VIP® Value Series Notes to financial statements (continued)

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2018, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2018, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Value Series-13

Delaware VIP® Value Series Notes to financial statements (continued)

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Series’ financial statements.

Value Series-14

Delaware VIP® Trust — Delaware VIP Value Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Value Series at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees (“Board”) of Delaware VIP Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware VIP Value Series (the “Series”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Series. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Series, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Series’ investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Series. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Series, in light of the Series’ investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Series. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Series would retain portfolio management discretion over the Series.

Economies of scale and fall-out benefits. The Board noting that DMC would not pay MIMGL and MFMHK fees in conjunction with their services, concluded that analysis of economies of scale would be moot. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Value Series-15

Delaware VIP® Trust — Delaware VIP Value Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPV 21933 (8/18) (559967)	Value Series-16

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2018